UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 50 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 50 ☒

MIDAS FUND, INC.
(Exact Name of Registrant as Specified in Charter)

11 Hanover Square, New York, New York	10005
(Address of Principal Executive Offices)	(Zip Code)

1-212-480-6432
(Registrant’s Telephone Number, including Area Code)

John F. Ramírez, Esq.
11 Hanover Square, New York, NY 10005
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A. Prospectus

● MIDAS PERPETUAL PORTFOLIO Ticker: MPERX

● MIDAS FUND Ticker: MIDSX	● MIDAS MAGIC Ticker: MISEX

This prospectus, dated [ ], 2012, contains information you should know about Midas Perpetual Portfolio, Midas Fund, and Midas Magic (each a “Fund”) before you invest. Each Fund is a series of Midas [ ] (“Trust”).

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

-i-

FUND SUMMARY

MIDAS PERPETUAL PORTFOLIO

INVESTMENT OBJECTIVE

The Fund seeks to preserve and increase the purchasing power value of its shares over the long term.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee on shares redeemed within 30 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.10%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses1	1.95%
Fee Waiver2	0.50%
Total Annual Fund Operating Expenses After Fee Waiver	1.45%

(1) The total annual fund operating expenses listed above do not correlate to the ratio of expenses to average net assets listed in the “Financial Highlights” on page 25, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(2) The investment manager has contractually agreed with the Fund to waive its management fee for the period that is one year from the effective date of the Fund’s registration statement. The fee waiver agreement may only be amended or terminated with the approval of the Fund’s Board of Trustees and is subject to the terms of the Fund’s investment management agreement.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$148	$564	$1,006	$2,234

 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund normally seeks to invest a fixed target percentage of its total assets in each of the following investment categories (fixed target percentage in parentheses):  gold (20%); silver (10%); Swiss franc assets (20%); hard asset securities (25%); and large capitalization growth stocks (25%).  Pending investment, or for purposes of taking temporary defensive positions, the Fund may hold money market funds, money market instruments, bank deposits, investment grade, short term corporate bonds and banker’s acceptances, and similar investments without limit.

Gold and silver investments include bullion, bullion type coins, and exchange traded grantor trusts that invest therein (“ETFs”).  From time to time, mining company shares may be used to achieve target allocations in gold and silver if deemed attractive for tax planning or other purposes.  Swiss franc assets include Swiss franc denominated deposits and bonds of the federal government of Switzerland of any maturity.  Hard asset securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) include those of U.S. and foreign companies dealing primarily in real estate (such as timberland, ranching and farm land, raw land, and land with improvements and structures) and natural resources (such as oil, gas, coal, precious and non-precious metals, and minerals).  Large capitalization growth stocks normally include U.S. and foreign companies with market capitalizations over $50 billion which the investment manager believes may experience growth in revenues, earnings, or other similar measures and may include options, warrants, and similar derivatives on such stocks.  Also, from time to time, the Fund may use leverage to increase its investment in large capitalization growth stocks to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund may trade securities actively in pursuit of its investment objective.  The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.

Principal Risks of Investing in the Fund

An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market. The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio.  A risk of investing in stocks or gold or silver is that their value will go up and down reflecting market movements and you could lose money.  Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Foreign Investment.  Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers.  Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies.  There may be less publicly available information about a foreign company than a U.S. company.  Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located.  With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries.  If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately.  In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Pricing.  If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing.  In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale.  As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

2

Non-Diversification.  The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer.  As a result, the Fund may hold a smaller number of issuers than if it were diversified.  Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns.

Investments in Gold and Silver.  Investment in gold and silver are considered speculative.  The Fund’s investments can be significantly affected by developments in the precious metals industries and are linked to the prices of gold and silver.  These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments.  Economic, political, or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world.  Additionally, the majority of such producers are domiciled in a limited number of countries.  Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling gold and silver.  Accordingly, the Fund may be required to hold gold and silver or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Investment Companies and ETFs.  Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Securities and Exchange Commission, the Fund may acquire shares in other investment companies and in ETFs.  The ETFs in which the Fund may invest will generally have investment exposure to gold and silver which may subject them to greater volatility than investments in traditional securities.  The market value of the shares of other investment companies and ETFs may differ from their net asset value.  As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment management and administration fees, while continuing to pay its own investment management and administration fees and other expenses.  As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs.

Natural Resource Companies.  Natural resource companies can be significantly affected by the supply of and demand for the indicated commodities and related services, exploration and production spending, government regulation, world events, and economic conditions.  The operations and financial performance of natural resources companies may be directly affected by the prices of the indicated commodities, especially those natural resources companies for whom the commodities they own are significant assets.  The stock prices of natural resources companies may experience greater price volatility than other types of common stocks.

Depletion and Exploration Risk.  To maintain or increase their revenue level, natural resource companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long term contracts to acquire reserves. The financial performance of natural resources companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively acquire additional products or reserves sufficient to replace the natural decline.

Gold and Silver Mining Company Risk. The profitability of companies involved in gold and silver mining and related activities is significantly affected by changes in the market price of gold and silver.  Gold and silver mining companies also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of gold and silver mining is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions and seismic activity.

Leverage.  The Fund may use leverage to the extent permitted under the 1940 Act.  Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s investments.  Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets.  These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.  There can be no assurance that the Fund’s use of leverage will be successful.

3

Security Selection.  The securities in the Fund’s portfolio may decline in value.  The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities Lending.  Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

In-Kind Redemptions.  The Fund may require redeeming shareholders to accept readily tradable gold and silver, bullion, coins, ETF shares or other Fund holdings in complete or partial payment of redemptions.

Fixed Income Securities.  The Fund may invest in fixed income securities that are affected by changes in interest rates.  When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities.  Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.  Although the Fund may invest in fixed income securities of any credit quality or maturity, it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade.

Swiss Franc Assets.  The Swiss franc is subject to the risk that inflation will decrease in the United States or rise in Switzerland.  Swiss government bonds are subject to some risk of default.

Real Estate Investment Trusts and Other Real Estate Companies. Real estate investment trusts (“REITs”) and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses.  REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law.

Active Trading.  The Fund may trade securities actively.  This strategy could increase transaction costs, reduce performance, and result in increased taxable distributions, which could lower a Fund’s after tax performance.

Past Performance

The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices.  The Lipper Mixed-Asset Target Allocation Conservative Funds Index (“LMTACFI”) is an equally weighted average of the managed mixed-asset target allocation conservative funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest.  The Lipper Mixed Asset Target Allocation Moderate Index (“LMATAMI”) is an equally weighted average of the managed mixed-asset target allocation moderate funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest.  The LMATAMI may provide a more appropriate basis for comparison than the LMTACFI with respect to the Fund’s performance.  Past performance (before and after taxes) is not predictive of future performance.

4

Prior to December 29, 2008, the Fund (formerly known as Midas Dollar Reserves, Inc.) operated as a money market fund and invested exclusively in securities issued by the U.S. Government, its agencies and instrumentalities.  On December 29, 2008, the Fund changed its name from Midas Dollar Reserves, Inc. to Midas Perpetual Portfolio, Inc. and began operating as a fluctuating net asset value fund with the investment objective, strategies, and risks above.

MIDAS PERPETUAL PORTFOLIO – Year-by-year total return as of 12/31 each year (%)

Best Quarter: 7/1/09 - 9/30/09 7.69%
Worst Quarter: 7/1/11 - 9/30/11 (3.10)%

Average annual total return for the periods ended December 31, 2011

	1 Year	5 Years	10 Years
Return Before Taxes	0.96%	7.05%	4.15%
Return After Taxes on Distributions	(0.24)%	6.36%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares	1.94%	5.82%	3.30%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25)%	2.92%
LMTACFI	2.53%	3.69%	4.37%
LMATAMI	0.37%	1.40%	4.06%

The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions.  After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be  higher  than the other return figures for the same period.  A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown.  After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager

Midas Management Corporation

Portfolio Manager

The portfolio has been managed by the Investment Policy Committee (“IPC”) of the investment manager since December 29, 2008. The members of the IPC are: Thomas B. Winmill, Chairman; John F. Ramírez, Director of Fixed Income; Heidi Keating, Trading; and Mark C. Winmill, Chief Investment Strategist.

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [15] of the prospectus.

5

MIDAS FUND

INVESTMENT OBJECTIVE

The Fund seeks primarily capital appreciation and protection against inflation and, secondarily, current income.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee on shares redeemed within 30 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.06%
Total Annual Fund Operating Expenses	2.31%

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$234	$721	$1,235	$2,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund invests at least 65% of its total assets in (i) securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) of companies primarily involved, directly or indirectly, in the business of mining, processing, fabricating, distributing or otherwise dealing in gold, silver, platinum or other natural resources (“Natural Resources Companies”) and (ii) gold, silver, and platinum bullion.  Up to 35% of the Fund’s assets may be invested in securities of companies that derive a portion of their gross revenues, directly or indirectly, from the business of mining, processing, fabricating, distributing, or otherwise dealing in gold, silver, platinum, or other natural resources, in securities of selected growth companies, and fixed income securities of any issuer, including U.S. Government Securities, of any credit quality or maturity, although the Fund has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade.  The Fund may invest in domestic or foreign companies of any size.  The investment manager seeks companies that it believes have attractive fundamentals and often looks at company characteristics such as people, projects, and pricing.  A security is typically sold when its potential to meet the Fund’s investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund’s investment objective, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales, and may use leverage to the extent permitted under the 1940 Act.  The Fund concentrates its investments by investing at least 25% of its total assets in Natural Resources Companies.  The Fund may trade securities actively in pursuit of its investment objective.  The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.

6

Principal Risks of Investing in the Fund

An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market.  The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio.  A risk of investing in stocks or precious metals is that their value will go up and down reflecting market movements and you could lose money.  The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations.  These investments may involve above average market price volatility and greater risk of loss.  Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Foreign Investment.  Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers.  Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies.  There may be less publicly available information about a foreign company than a U.S. company.  Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries.  If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately.  In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Pricing.  If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing.  In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale.  As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Non-Diversification.  The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer.  As a result, the Fund may hold a smaller number of issuers than if it were diversified.  Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns.

Small Capitalization.  The Fund may invest in companies that are small or thinly capitalized and may have a limited operating history.  Small capitalization stocks are more vulnerable than stocks of larger companies to adverse business or economic developments.  The securities of small companies generally are less liquid.  During broad market downturns, the Fund’s net asset value may fall further than those of funds investing in larger companies.  Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

7

Leverage.  The Fund may use leverage to the extent permitted under the 1940 Act.  Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s investments.  Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets.  These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.  There can be no assurance that the Fund’s use of leverage will be successful.

Short Selling, Options, and Futures Transactions.  The Fund may engage in short selling, options, and futures transactions to increase returns.  There is a risk that these transactions may reduce returns or increase volatility.  In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile.  A small investment in certain derivatives could have a potentially large impact on the Fund’s performance.

Concentration.  The Fund is subject to industry concentration risk, which is the risk that the Fund’s performance can be significantly affected by the developments in the precious metals and natural resources industries.

Investments in Gold, Silver, Platinum, and Other Precious Metals.  Investment in gold, silver, platinum, and other precious metals are considered speculative.  The Fund’s investments can be significantly affected by developments in the precious metals industry and are linked to the prices of gold, silver, platinum, and other precious metals.  These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments.  Economic, political, or other conditions affecting one or more of the major sources of gold, silver, platinum, or other precious metals could have a substantial effect on supply and demand in countries throughout the world.  Additionally, the majority of such producers are domiciled in a limited number of countries.  Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling precious metals and certain other non-securities related sources. Accordingly, the Fund may be required to hold precious metals or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Natural Resource Companies.  Natural resource companies can be significantly affected by the supply of and demand for the indicated commodities and related services, exploration and production spending, government regulation, world events, and economic conditions.  The operations and financial performance of natural resources companies may be directly affected by the prices of the indicated commodities, especially those natural resources companies for whom the commodities they own are significant assets.  The stock prices of natural resources companies may experience greater price volatility than other types of common stocks.

Depletion and Exploration Risk.  To maintain or increase their revenue level, natural resource companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long term contracts to acquire reserves.  The financial performance of natural resources companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively acquire additional products or reserves sufficient to replace the natural decline.

Precious Metals Mining Company Risk. The profitability of companies involved in precious metals mining and related activities is significantly affected by changes in the market prices of precious metals.  Precious metals mining companies also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of precious metals mining is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions, and seismic activity.

Security Selection.  The securities in the Fund’s portfolio may decline in value.  The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

8

Securities Lending.  Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Fixed Income Securities.  The Fund may invest in fixed income securities that are affected by changes in interest rates.  When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities.  Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

In-Kind Redemptions.  The Fund may require redeeming shareholders to accept readily tradable gold, silver, platinum, or other precious metals bullion, coins, ETF shares, or other Fund holdings in complete or partial payment of redemptions.

Active Trading.  The Fund may trade securities actively.  This strategy could increase transaction costs, reduce performance, and result in taxable distributions which could lower a Fund’s after tax performance.

Past Performance

The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices.  The Morningstar Specialty Fund-Precious Metals Average (“PMA”) is an equally weighted average of the managed precious metals funds tracked by Morningstar which reflects the market sectors in which the Fund may invest.   Past performance (before and after taxes) is not predictive of future performance.

MIDAS FUND – Year-by-year total return as of 12/31 each year (%)

Best Quarter: 1/1/02 - 3/31/02 32.63%
Worst Quarter: 7/1/08 - 9/30/08 (41.51)%

Average annual total return for the periods ended December 31, 2011

	1 Year	5 Years	10 Years
Return Before Taxes	(35.97)%	(2.15)%	15.06%
Return After Taxes on Distributions	(36.27)%	(2.65)%	14.75%
Return After Taxes on Distributions and Sale of Fund Shares	(23.33)%	(2.12)%	13.47%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25)%	2.92%
PMA (reflects no deduction for fees, expenses, or taxes)	(20.68)%	7.91%	20.10%

The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions.  After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be  higher  than the other return figures for the same period.  A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown.  After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

9

MANAGEMENT

Investment Manager

Midas Management Corporation

Portfolio Manager

Thomas B. Winmill, President and Trustee, has managed the Fund since 2002.

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page[15] of the prospectus.

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MIDAS MAGIC
(formerly Midas Special Fund)

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee on shares redeemed within 30 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees .	0.99%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	2.17%
Total Annual Fund Operating Expenses	4.16%

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$418	$1,264	$2,124	$4,339
 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.  During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

 Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund may invest in any security type (i.e., common and preferred stocks, bonds, convertible securities, etc.) and in any industry sector, in domestic or foreign companies, and in companies of any size.  Generally, the investment manager seeks what it believes to be quality companies with unique combinations of strength in operations, products, and finances with either growth or value characteristics.  A security is typically sold when its potential to meet the Fund’s investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund’s investment objective, or when the Fund must meet redemptions.  In seeking to enhance returns, the Fund may use futures, options, and short sales and may use leverage to the extent permitted under the 1940 Act.  To achieve the Fund’s objective, the investment manager may use a seasonal investing strategy to invest the Fund’s assets to gain exposure to the securities markets during periods anticipated to be favorable based on patterns of investor behavior as driven by and related to accounting periods, tax events, and other calendar related phenomena.  The investment manager’s analysis also takes into consideration those periods during the year in which it anticipates that investors are more likely to invest additional money into the securities markets.  These periods can be related to accounting periods and may be further refined by considerations of tax cycles, holidays, and other factors.  The Fund may invest in fixed income securities of any issuer, including U.S. Government Securities, of any credit quality or maturity, although it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade.  The Fund may trade securities actively in pursuit of its investment objective.  The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.

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Principal Risks of Investing in the Fund

An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market.  The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio.  A risk of investing in stocks is that their value will go up and down reflecting stock market movements and you could lose money.  The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations.  These investments may involve above average market price volatility and greater risk of loss.  Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Non-Diversification.  The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer.  As a result, the Fund may hold a smaller number of issuers than if it were diversified.  Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns.  As of December 31, 2011, the Fund held approximately 34% and 32% of its net assets in Berkshire Hathaway, Inc. and Mastercard, Inc., respectively, primarily as a result of market appreciation since the time of purchase. Thus, the volatility of the Fund’s net assets value and its performance in general, depends disproportionately more on the performance of a single issuer than that of a more diversified fund.

Leverage.  The Fund may use leverage to the extent permitted under the 1940 Act.  Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of a Fund’s investments.  Money a Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets.  These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. There can be no assurance that the Fund’s use of leverage will be successful.

Foreign Investment. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers.  Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies.  There may be less publicly available information about a foreign company than a U.S. company.  Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located.  With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries.  If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately.   In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Short Selling, Options, and Futures Transactions.  The Fund may engage in short selling, options, and futures transactions to increase returns.  There is a risk that these transactions may reduce returns or increase volatility.  In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile.  A small investment in certain derivatives could have a potentially large impact on the Fund’s performance.

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Small Capitalization.  The Funds may invest in companies that are small or thinly capitalized and may have a limited operating history.  Small capitalization stocks are more vulnerable than stocks of larger companies to adverse business or economic developments.  The securities of small companies generally are less liquid.  During broad market downturns, the Fund’s net asset value may fall further than those of funds investing in larger companies.  Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Fixed Income Securities.  The Fund may invest in fixed income securities that are affected by changes in interest rates.  When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities.  Fixed income securities are also subject to credit risk,  i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

Pricing.  If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing.  In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale.  As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Security Selection.  The securities in the Fund’s portfolio may decline in value.  Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities Lending.  Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Active Trading.  The Fund may trade securities actively.  This strategy could increase transaction costs, reduce performance, and result in taxable distributions which could lower a Fund’s after tax performance.

Past Performance

The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices.   Past performance (before and after taxes) is not predictive of future performance.

MIDAS MAGIC – Year-by-year total return as of 12/31 each year (%)

Best Quarter: 7/1/09 - 9/30/09 23.28%
Worst Quarter: 10/1/08 - 12/31/08 (32.60)%

Average annual total return for the periods ended December 31, 2011

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	1 Year	5 Years	10 Years
Return Before Taxes	8.62%	(0.90)%	1.02%
Return After Taxes on Distributions	8.62%	(0.90)%	1.02%
Return After Taxes on Distributions and Sale of Fund Shares	5.60%	(0.76)%	0.88%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25)%	2.92%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	(4.18)%	0.15%	5.62%

The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions.  After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be  higher  than the other return figures for the same period.  A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown.  After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager

Midas Management Corporation

Portfolio Manager

The portfolio has been managed by the IPC of the investment manager since May 15, 2012. The members of the IPC are: Thomas B. Winmill, Chairman; John F. Ramírez, Director of Fixed Income; Heidi Keating, Trading; and Mark C. Winmill, Chief Investment Strategist.

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [15] of the prospectus.

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IMPORTANT ADDITIONAL INFORMATION

PURCHASE AND SALE OF FUND SHARES

Minimum Investments

Account Type	Initial	Subsequent	IRAs and HSAs	Initial	Subsequent
Regular	$1,000	$100	Traditional, Roth IRA, HSA	$1,000	$100
UGMA/UTMA	$1,000	$100	Spousal, Rollover IRA	$1,000	$100
Education Savings Account	$1,000	$100	SEP, SAR-SEP, SIMPLE IRA	$1,000	$100
Automatic Investment Program	$ 100	$100	Health Savings Account	$1,000	$100

Midas Automatic Investment Program.  With the Midas Automatic Investment Program, you can establish a convenient and affordable long term investment program through one or more of the plans described below.  Minimum investments above are waived for each plan since they are designed to facilitate an automatic monthly investment of $100 or more into your Fund account(s).

Redemptions

Generally, you may redeem shares of the Funds by any of the methods explained below on each day the New York Stock Exchange (“NYSE”) is open for trading (“Business Day”).

By Mail.  Write to Midas Funds, P.O. Box 6110, Indianapolis, IN 46206-6110.

By Telephone or Internet.  To expedite the redemption of Fund shares call 1-800-400-MIDAS (6432) between 8 a.m. and 6 p.m. ET on Business Days.  For automated 24 hour service, call toll-free 1-800-400-MIDAS (6432) or visit www.midasfunds.com.

For Electronic Funds Transfer (EFT).  You may redeem as little as $250 worth of shares by requesting EFT service.  EFT proceeds are ordinarily available in your bank account within two Business Days.

For Federal Funds Wire.  If you are redeeming $1,000 or more worth of shares, you may request that the proceeds be wired to your authorized bank.  A $10 fee per wire transfer applies.

TAX INFORMATION

Each Fund’s distributions are taxable and will generally be taxed as ordinary income or long term capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor may pay the intermediary for services related to the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your broker-dealer or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
RELATED RISKS, AND DISCLOSURE OF PORTFOLIO HOLDINGS

MIDAS PERPETUAL PORTFOLIO seeks to preserve and increase the purchasing power value of its shares over the long term. The investment strategy of the Fund acknowledges a broad range of economic possibilities and seeks to incorporate investments appropriate for each of them.  Investors who wish to invest all or a portion of their capital in a way that does not depend on any particular outcome for the economy should consider purchasing shares in the Fund.

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In pursuit of its investment objective, the Fund normally seeks to invest a fixed target percentage of its total assets in each of the following categories:

Investment Category	Target Percentage
Gold	20%
Silver	10%
Swiss Franc Assets	20%
Hard Asset Securities	25%
Large Capitalization Growth Stocks	25%
Total	100%

Pending investment, or for purposes of taking temporary defensive positions, the Fund may hold money market funds, money market instruments, bank deposits, investment grade, short term corporate bonds and banker’s acceptances, and similar investments without limit.  Also, from time to time, the Fund may use leverage to increase its investment in large capitalization growth stocks, as follows for example:

	Target Percentage with Leverage
Investment Category	As an Approximate Percent of Net Assets	As an Approximate Percent of Total Assets
Gold	20%	16%
Silver	10%	8%
Swiss Franc Assets	20%	16%
Hard Asset Securities	25%	20%
Large Capitalization Growth Stocks	50%	40%
Total	125%	100%

Subsequent to each calendar quarter end the Fund’s investment manager normally compares the Fund’s actual percentage of investments in a given category with the Target Percentage for that category. Should the actual percentage at calendar quarter end vary from the Target Percentage (due to market fluctuations or other factors) by more than one-tenth of the Target Percentage for that category, within the subsequent quarter the investment manager may adjust the Fund’s investments as needed to more closely align the actual percentage to the Target Percentage (unless it is substantially re-aligned at any time during the subsequent quarter by further market fluctuations or other factors).  Although it may adjust the Fund’s portfolio at other times and for other reasons, the Fund’s investment manager generally does not attempt to anticipate short term changes in the general price level of any investment category.  See “The Funds’ Investment Programs – Strategic Portfolio Adjustment” in the Statement of Additional Information for a discussion of those circumstances that might result in a delay in portfolio adjustments.  The Fund’s investments in:  gold may consist of gold bullion, bullion type coins such as American Eagle gold coins and Canadian Maple Leaf gold coins, ETFs, and, if deemed attractive for tax planning or other purposes, shares of companies involved in mining gold; silver may consist of silver bullion, bullion type coins, ETFs, and, if deemed attractive for tax planning or other purposes, shares of companies involved in mining silver; Swiss franc assets may consist of deposits of Swiss francs at Swiss or non-Swiss banks and the bonds and other securities of the federal government of Switzerland; hard assets securities typically include securities of U.S. and foreign companies dealing in real estate (such as timberland, ranching and farm land, raw land, and land with improvements and structures) and natural resources (such as oil, gas, coal, precious and non-precious metals, and minerals); large capitalization growth stocks normally include U.S. and foreign companies with market capitalizations over $50 billion which the investment manager believes may experience growth in revenues, earnings, or other similar measure and may include options, warrants, and similar derivatives on such stocks. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.

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Although the investment strategy of the Fund acknowledges a broad range of economic possibilities and seeks to incorporate investments appropriate for each of them, the Fund may, from time to time, under adverse market conditions, take temporary defensive positions and invest some or all of its assets in  cash, bank deposits, money market funds, money market securities of U.S. and foreign issuers, short term bonds, repurchase agreements, and similar investments.  When the Fund takes such a temporary defensive position, it may not achieve its investment objective.

Under the federal tax law, if the Fund earns more than 10% of its gross income in any taxable year from gains resulting from selling gold and silver (and certain other non-securities related sources), it could lose its status as a regulated investment company and pay taxes on its net income and gains, if any.  See “Distributions and Taxes” in the SAI.  If the Fund generates such gains, it may pay such taxes or, to reduce such gains, hold its precious metals or sell them at a loss, or sell securities at a gain, when for investment reasons it would not otherwise do so.

In addition to the Fund’s Principal Risks, Midas Perpetual Portfolio is subject to the following Related Risks:

Investments in Gold and Silver. The price of gold has fluctuated widely over the past several years and may be affected by global supply and demand, which is influenced by such factors as forward selling by gold producers, purchases made by gold producers to unwind gold hedge positions, central bank purchases and sales, and production and cost levels in major gold producing countries; investors’ expectations with respect to the rate of inflation; currency exchange rates; interest rates; investment and trading activities of hedge funds and commodity funds; and global or regional political, economic or financial events and situations. The price of silver has also fluctuated widely over the past several years. Factors that may affect the price of silver include changes in economic conditions, which may affect the demand for silver for industrial applications; a significant change in the attitude of speculators and investors towards silver; and any significant increase in silver price hedging activity by silver producers. Bullion and coins do not generate income, unless loaned and their returns to the Fund are from gains or losses realized upon sale. Furthermore, the Fund may encounter storage and transaction costs in connection with their ownership of bullion and coins that may be higher than those attendant to the purchase, holding, and disposition of securities.

There is no assurance that gold or silver will maintain its long term value in terms of purchasing power in the future. In the event that the price of gold or silver declines, the Fund expects the value of its investments to decline proportionately.

Fixed Income Securities.  The Fund may invest in Swiss franc assets and fixed income securities that are affected by interest rates.  Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests.  Ratings are only the opinions of the agencies issuing them, however, and are not absolute guarantees as to quality.  Generally, U.S. Government Securities issuers have different degrees of U.S. government backing. Some may be chartered or sponsored by Acts of Congress, but payment of principal and interest on their securities is neither insured nor guaranteed by the U.S. Treasury.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  Issuers often exercise this right when interest rates are low.  Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.  Furthermore, the Fund may reinvest the proceeds of the payoff at current yields, which may be lower than those paid by the security that was paid off.

Natural Resource Companies.  The oil, gas, coal, metals, and other natural resource industries can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices, and tax and government regulations.  Sustained declines in demand for the indicated commodities could adversely affect the financial performance of natural resources companies over the long term.  The value of securities issued by natural resources companies may also be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, embargoes, tariffs, policies of commodity cartels, and international economic, political, and regulatory developments.  It is possible that the performance of securities of natural resources companies may lag the performance of other industries or the broader market as a whole.

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Growth Stocks.  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development.  Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.  This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

Securities Lending. The Fund may lend up to one third of its total assets to other parties.  If the Fund engages in a lending transaction, the loan would be continuously secured by collateral consisting of cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, bank letters of credit, or any combination thereof, at all times equal to at least the market value of the assets loaned. The Fund may engage in lending transactions through a lending agent which is authorized to act on behalf of the Fund with respect to the lending of certain securities of the Fund. There are risks to the Fund of delay in receiving additional collateral and risks of delay in recovery of, and failure to recover, the assets loaned should the borrower fail financially or otherwise violate the terms of the lending agreement. The Fund may also experience losses as a result of the diminution in value of its cash collateral investments.

In-Kind Redemptions.  To avoid liability for corporate federal income tax, the Fund must, among other things, derive at least 90% of its gross income each taxable year from sources including interest, dividends, and gains on sales of securities. Gains on the Fund’s sales of gold and silver, and options and futures thereon, would not qualify as “gains on sales of securities.”  Consequently, sales of gold and silver (which might be required for the Fund to adhere to its Target Percentages as described above) at a gain could result in the Fund’s loss of status as a regulated investment company and subject the Fund to liability for corporate federal income tax.  To try to reduce such sales of gold and silver and this potential adverse tax result, the Fund may require redeeming shareholders to accept readily tradable gold or silver bullion, coins, ETF shares, or other Fund holdings in complete or partial payment of redemptions.

For additional investment risks associated with the Fund, please read “Additional Investment Risks” below.

MIDAS FUND seeks primarily capital appreciation and protection against inflation and, secondarily, current income.  Under normal circumstances, the Fund will invest at least 65% of its total assets in Natural Resources Companies and gold, silver, and platinum bullion.  Up to 35% of the Fund’s total assets may be invested in securities of companies that derive a portion of their gross revenues, directly or indirectly, from the business of mining, processing, fabricating, distributing, or otherwise dealing in gold, silver, platinum, or other natural resources, in securities of selected growth companies, and in fixed income securities of any issuer, including U.S. Government Securities, of any credit quality or maturity, although the Fund has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade.  The Fund may invest in both domestic or foreign companies of any size.  The investment manager seeks companies that it believes have attractive fundamentals and often looks at company characteristics such as people, projects, and pricing.

Natural resources include ferrous and non-ferrous metals (such as iron, aluminum, and copper), strategic metals (such as uranium and titanium), hydrocarbons (such as coal, oil, and natural gas), chemicals, forest products, real estate, food products, and other basic commodities.  In making investments for the Fund, the investment manager may consider, among other things, the ore quality of metals mined by a company, a company’s mining, processing, and fabricating costs and techniques, the quantity of a company’s unmined reserves, quality of management, and marketability of a company’s equity or debt securities.  The investment manager normally will emphasize the potential for growth of the proposed investment, although it also may consider an investment’s income generating capacity as well.  The Fund normally may sell an investment when the value or growth potential of the investment appears limited or exceeded by other investment opportunities, when an investment no longer appears to meet the Fund’s investment objective, or when the Fund must meet redemptions.  When seeking to achieve its secondary objective of current income, the Fund normally invests in fixed income securities of issuers with investment grade ratings.

The Fund may invest in certain derivatives such as options, futures, and forward currency contracts.  Derivatives are financial instruments that derive their values from other securities or commodities, or that are based on indices.  The Fund  may engage in leverage by borrowing money for investment purposes.  The Fund also may lend portfolio securities to brokers, dealers, and other financial institutions and may engage in short selling.  Additionally, the Fund may invest in special situations such as restricted securities, or securities of companies undergoing extraordinary or possibly one time events such as reorganizations or liquidations.

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The Fund may, from time to time, under adverse market conditions, take temporary defensive positions and invest some or all of its assets in  cash, bank deposits, money market funds, money market securities of U.S. and foreign issuers, short term bonds, repurchase agreements, and similar investments.  When the Fund takes such a temporary defensive position, it may not achieve its investment objective.

Under the federal tax law, if the Fund earns more than 10% of its gross income in any taxable year from gains resulting from selling precious metals (and certain other non-securities related sources), it could lose its status as a regulated investment company and pay taxes on its net income and gains, if any.  See “Distributions and Taxes” in the SAI.  If the Fund generates such gains, it may pay such taxes or, to reduce such gains, hold its precious metals or sell them at a loss, or sell securities at a gain, when for investment reasons it would not otherwise do so.

In addition to the Fund’s Principal Risks, Midas Fund is subject to the following Related Risks:

Investments in Gold, Silver, Platinum, and Other Precious Metals.  Investment in gold, silver, platinum and other precious metals are considered speculative.  The Fund’s investments can be significantly affected by developments in the precious metals industries and are linked to the prices of gold, silver, platinum, and other precious metals.  These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments.  Economic, political, or other conditions affecting one or more of the major sources of gold, silver, platinum, and other precious metals could have a substantial effect on supply and demand in countries throughout the world.  Additionally, the majority of such producers are domiciled in a limited number of countries.

The price of gold has fluctuated widely in the past and may be affected by global supply and demand, which is influenced by such factors as forward selling by gold producers, purchases made by gold producers to unwind gold hedge positions, central bank purchases and sales, and production and cost levels in major gold producing countries; investors’ expectations with respect to the rate of inflation; currency exchange rates; interest rates; investment and trading activities of hedge funds and commodity funds; and global or regional political, economic or financial events and situations.  The price of silver has also fluctuated widely in the past.  Factors that may affect the price of silver include changes in economic conditions, which may affect the demand for silver for industrial applications; a significant change in the attitude of speculators and investors towards silver; and any significant increase in silver price hedging activity by silver producers.

Bullion and coins do not generate income, unless loaned and their returns to the Fund are from gains or losses realized upon sale.  Furthermore, the Fund may encounter storage and transaction costs in connection with their ownership of bullion and coins that may be higher than those attendant to the purchase, holding, and disposition of securities.

There is no assurance that gold, silver, platinum, or other precious metals will maintain their long term value in terms of purchasing power in the future.  In the event that the prices of gold, silver, platinum, or other precious metals decline, the Fund expects the value of its investments to decline proportionately.

Natural Resource Companies.  The oil, gas, coal, metals, and minerals industries can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices, and tax and government regulations.  Sustained declines in demand for the indicated commodities could adversely affect the financial performance of natural resources companies over the long term.  The value of securities issued by natural resources companies may also be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments.  It is possible that the performance of securities of natural resources companies may lag the performance of other industries or the broader market as a whole.

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Short Selling, Options, and Futures Transaction.  The Fund may engage in short selling up to 100% of its net assets, although it has no current intention of short selling more than 40% of its net assets, and it may engage in options and futures transactions to increase returns or for hedging purposes.  There is a risk that these transactions may reduce returns or increase volatility.  In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate, or index, and as a result can be highly volatile.  A small investment in certain derivatives could have a potentially large impact on the Fund’s performance.

The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund terminates or closes out its short position by buying the same security.  The Fund will realize a gain if the borrowed security declines in price between those dates.  There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

Possible losses from short sales differ from losses that could be incurred from purchases of securities.  Losses on securities sold short are theoretically unlimited because a Fund’s loss arises from increases in the value of the security sold short.  Losses on long positions, which arise from decreases in the value of the security, however, are limited by the fact that a security’s value cannot drop below zero.

Fixed Income Securities.  Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests.  Ratings are only the opinions of the agencies issuing them, however, and are not absolute guarantees as to quality.  Generally, U.S. Government Securities issuers have different degrees of U.S. government backing. Some may be chartered or sponsored by Acts of Congress, but payment of principal and interest on their securities is neither insured nor guaranteed by the U.S. Treasury.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  Issuers often exercise this right when interest rates are low.  Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.  Furthermore, the Fund may reinvest the proceeds of the payoff at current yields, which may be lower than those paid by the security that was paid off.

Securities Lending and Borrowing. The Fund may lend up to one third of its total assets to other parties.  If the Fund engages in a lending transaction, the loan would be continuously secured by collateral consisting of cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, bank letters of credit, or any combination thereof, at all times equal to at least the market value of the assets loaned. The Fund may engage in lending transactions through a lending agent which is authorized to act on behalf of the Fund with respect to the lending of certain securities of the Fund. The Fund also may engage in securities borrowing in conjunction with short selling transactions, and may lend securities for the purpose of generating collateral to facilitate short selling transactions.  There are risks to the Fund of delay in receiving additional collateral and risks of delay in recovery of, and failure to recover, the assets loaned should the borrower fail financially or otherwise violate the terms of the lending agreement. The Fund may also experience losses as a result of the diminution in value of its cash collateral investments.

In-Kind Redemptions.   To avoid liability for corporate federal income tax, the Fund must, among other things, derive at least 90% of its gross income each taxable year from sources including interest, dividends, and gains on sales of securities. Gains on the Fund’s sales of precious metals, and options and futures thereon, would not qualify as “gains on sales of securities.”  Consequently, sales of precious metals at a gain could result in the Fund’s loss of status as a regulated investment company and subject the Fund to liability for corporate federal income tax.  To try to reduce such sales of precious metals and this potential adverse tax result, the Fund may require redeeming shareholders to accept readily tradable gold, silver, platinum, or other precious metals bullion, coins, ETF shares, or other Fund holdings in complete or partial payment of redemptions.

For additional investment risks associated with the Fund, please read “Additional Investment Risks” below.

MIDAS MAGIC invests aggressively for solely capital appreciation.  The Fund will exercise a flexible strategy in the selection of securities and will not be limited by the issuer’s location, size, or market capitalization.  The Fund may invest in equity and fixed income securities of new and seasoned U.S. and foreign issuers with no minimum rating, including securities convertible into common stock, debt securities, futures, options, derivatives, and other instruments.  The Fund also may employ aggressive and speculative investment techniques, such as selling securities short and borrowing money for investment purposes, a practice known as “leveraging” and may invest defensively in cash, bank deposits, money market funds, money market securities of U.S. and foreign issuers, short term bonds, repurchase agreements, and similar investments.  The Fund may invest in fixed income securities of any issuer, including U.S. Government Securities, of any credit quality or maturity, although the Fund has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade.  The Fund also may lend portfolio securities to brokers, dealers, and other financial institutions.

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To achieve the Fund’s objective, the investment manager may use a seasonal investing strategy to invest the Fund’s assets to gain exposure to the securities markets during periods anticipated to be favorable based on patterns of investor behavior as driven by and related to accounting periods, tax events, and other calendar related phenomena.  The investment manager’s analysis also takes into consideration those periods during the year in which it anticipates that investors are more likely to invest additional money into the securities markets.  These periods can be related to accounting periods and may be further refined by considerations of tax cycles, holidays, and other factors.  During other periods anticipated to be less favorable, under adverse market conditions, and from time to time, the Fund may take a defensive position, sell securities short, and/or invest some or all of its assets in cash, bank deposits, money market funds, money market securities of U.S. and foreign issuers, short term bonds, repurchase agreements, and similar investments.  When the Fund takes a defensive position, it may not achieve its investment objective.

In addition to the Fund’s Principal Risks, Midas Magic is subject to the following Related Risks:

Short Selling, Options, and Futures Transaction.  The Fund may engage in short selling up to 100% of its net assets, although it has no current intention of short selling more than 40% of its net assets, and it may engage in options and futures transactions to enhance returns or for hedging purposes.  There is a risk that these transactions may reduce returns or increase volatility.  In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate, or index, and as a result can be highly volatile.  A small investment in certain derivatives could have a potentially large impact on the Fund’s performance.

The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund terminates or closes out its short position by buying the same security.  The Fund will realize a gain if the borrowed security declines in price between those dates.  There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

Possible losses from short sales differ from losses that could be incurred from purchases of securities.  Losses on securities sold short are theoretically unlimited because a Fund’s loss arises from increases in the value of the security sold short.  Losses on long positions, which arise from decreases in the value of the security, however, are limited by the fact that a security’s value cannot drop below zero.

Fixed Income Securities.  Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests.  Ratings are only the opinions of the agencies issuing them, however, and are not absolute guarantees as to quality.  Generally, U.S. Government Securities issuers have different degrees of U.S. government backing. Some may be chartered or sponsored by Acts of Congress, but payment of principal and interest on their securities is neither insured nor guaranteed by the U.S. Treasury.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  Issuers often exercise this right when interest rates are low.  Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.  Furthermore, the Fund may reinvest the proceeds of the payoff at current yields, which may be lower than those paid by the security that was paid off.

Securities Lending and Borrowing.  The Fund may lend up to one third of its total assets to other parties.  If the Fund engages in a lending transaction, the loan would be continuously secured by collateral consisting of cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, bank letters of credit, or any combination thereof, at all times equal to at least the market value of the assets loaned. The Fund may engage in lending transactions through a lending agent which is authorized to act on behalf of the Fund with respect to the lending of certain securities of the Fund. The Fund also may engage in securities borrowing in conjunction with short selling transactions, and may lend securities for the purpose of generating collateral to facilitate short selling transactions.  There are risks to the Fund of delay in receiving additional collateral and risks of delay in recovery of, and failure to recover, the assets loaned should the borrower fail financially or otherwise violate the terms of the lending agreement. The Fund may also experience losses as a result of the diminution in value of its cash collateral investments.

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For additional investment risks associated with the Fund, please read “Additional Investment Risks” below.

Portfolio Holdings.  A description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ SAI found on the Funds’ website,  www.midasfunds.com.

ADDITIONAL INVESTMENT RISKS

The Funds may be subject to additional risks which are derived from investment strategies that are not principal investment strategies.   An additional risk that applies to the Funds is:

Illiquid Securities Risk.  Each Fund may each invest up to 15% of its net assets in illiquid securities.  A potential risk from investing in illiquid securities is that illiquid securities cannot be disposed of quickly in the normal course of business.  Also, illiquid securities can be more difficult to value than more widely traded securities and the prices realized from their sale may be less than if such securities were more widely traded.  See discussion under “Valuation” on page [24] of this prospectus.

PORTFOLIO MANAGEMENT

Midas Management Corporation is the investment manager for each Fund.  It provides day-to-day advice regarding portfolio transactions for each Fund.  The investment manager also furnishes or obtains on behalf of each Fund all services necessary for the proper conduct of the Fund’s business and administration.  Its address is 11 Hanover Square, New York, New York 10005.

Midas Perpetual Portfolio’s portfolio has been managed by the IPC of the investment manager since December 29, 2008 and Midas Magic’s portfolio has been managed by the IPC of the investment manager since May 15, 2012. The members of the IPC are: Thomas B. Winmill, Chairman (see biographical information below); John F. Ramírez, Director of Fixed Income; Heidi Keating, Trading; and Mark C. Winmill, Chief Investment Strategist. Mr. Ramírez has served as Chief Compliance Officer, Vice President, and Secretary of the investment manager, distributor, and the Funds since 2005, Associate General Counsel of the investment manager and distributor since 2008, and General Counsel of the Funds since 2012. Ms. Keating has served as Vice President of the investment manager, distributor, and the Funds since 1988. Mark C. Winmill has served as Executive Vice President of the investment manager since 2012 and a director and/or officer of Winmill & Co. Incorporated, the parent company of the investment manager and its affiliates since 2000.

Midas Fund’s portfolio manager since 2002 is Thomas B. Winmill.  He has been president of the investment manager since 1995 and the distributor since 1991.  He also serves as president and trustee of the Funds.  He has served as a member of the investment manager’s IPC since 1990.  As the current Chairman of the IPC, he helps establish general investment guidelines.  He is a member of the New York Section member society of the American Institute of Mining, Metallurgical, and Petroleum Engineers, Inc.

Additional information regarding portfolio manager compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds may be found in the SAI.

MANAGEMENT FEES

Each Fund pays a management fee to the investment manager at an annual rate based on each Fund’s average daily net assets.  For the fiscal year ended December 31, 2011, Midas Fund, Midas Magic, and (before waiver) Midas Perpetual Portfolio paid the investment manager a fee of 1.00%, 0.99%, 0.50%, respectively, of the Fund’s average daily net assets.  With respect to Midas Perpetual Portfolio, the investment manager has contractually agreed to waive its management fee for the period that is one year from the effective date of the Fund’s registration statement. The investment manager may continue such waiver but is not contractually obligated to do so.

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A discussion regarding the basis of approval by each Fund’s Board of Trustees of the Fund's investment management agreement with the investment manager is available in each Fund’s semi-annual report to shareholders for the period ended June 30, 2011.

DISTRIBUTION AND SHAREHOLDER SERVICES

Midas Securities Group, Inc. is the distributor of the Funds and provides distribution and shareholder services. Midas [ ] (the “Trust”) has adopted a plan under Rule 12b-1 on behalf of each Fund and each Fund pays the distributor a 12b-1 fee as compensation for distribution and shareholder services at an annual rate based on that Fund’s average daily net assets. These fees are paid out of the Fund’s assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Midas Perpetual Portfolio and Midas Fund each pay a 12b-1 fee equal to 0.25% per annum of the Fund’s average daily net assets.  Midas Magic pays a 12b-1 fee equal to 1.00% per annum of the Fund’s average daily net assets.

PURCHASING SHARES

Your price for Fund shares is the Fund’s next calculation, after the order is received by the Fund’s transfer agent or its authorized agent, of NAV per share which is determined as of the close of regular trading in equity securities on the NYSE (currently, 4 p.m. ET unless weather, equipment failure, or other factors contribute to an earlier closing) each Business Day.  The Fund’s NAV per share may be significantly affected on days when shareholders have no access to the Fund or its transfer agent.  The Funds’ shares are priced only on Business Days.  If you purchase shares through a broker, that broker may charge separate transaction fees on the purchase and/or sale of such shares.  Certificates will not be issued and all shares will be kept by book entry in the stock transfer books of Huntington Asset Services, Inc., the Funds’ transfer agent.

Opening Your Account

By Check.  Complete and sign the Account Application that accompanies this prospectus and mail it, along with your check, to Midas Funds, P.O. Box 6110, Indianapolis, IN 46206-6110 (see Minimum Investments below).   Checks must be payable to the order of Midas Funds in U.S. dollars.  Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted.  Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000.  In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired).  You will be charged an $8 fee for any check that does not clear.

By Wire.  Call 1-800-400-MIDAS (6432) between 8 a.m. and 6 p.m. ET on Business Days to speak with a Shareholder Service Representative. A completed Account Application, the name of the bank sending the wire, and the amount to be wired are required before the wired funds can be accepted.  The completed application should be faxed to 1-317-937-3014, Attn: Midas Funds.  You will then be assigned a Fund account number and receive wiring address information.  Your account number and name(s) must be specified in the wire as they are to appear on the account registration. You should then enter your account number on your completed Account Application and promptly mail it to Midas Funds, P.O. Box 6110, Indianapolis, IN 46206-6110.  This service is not available on days when the Federal Reserve wire system is closed.  For wiring instructions and automated 24 hour service, call toll-free 1-800-400-MIDAS (6432) or visit  www.midasfunds.com.

Midas Automatic Investment Program

Midas offers an excellent service - the Midas Bank Transfer Plan - which makes convenient regular investing.  It can help you now seek your financial goals for the future. With the free Midas Bank Transfer Plan, you decide today to invest a certain amount each month in the future for as long as you like and Midas will transfer the money from your bank account for investment in your designated Midas account. Periodically, you should review your overall portfolio. For retirement investing goals, consider the tax advantaged Midas Traditional, Roth, SEP, or SIMPLE Individual Retirement Accounts.  At Midas, we also offer Health Savings Accounts as well as Education Savings Accounts.  Forms for all of these Midas plans may be found at www.midasfunds.com.

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Investing the same amount regularly, known as “dollar cost averaging,” can reduce any anxiety of investing in a rising or falling market or buying all of your shares at market highs.  Although this strategy cannot assure a profit or protect against loss in a declining market, it can result in a lower average cost for your purchases.  Of course, you should consider your financial ability to continue your purchases through periods of low price levels when undertaking such a strategy.

Plan	Description
Midas Bank Transfer Plan	For making automatic investments from a designated bank account.
Midas Salary Investing Plan	For making automatic investments through a payroll deduction.
Midas Government Direct Deposit Plan	For making automatic investments from your federal employment, Social Security, or other regular federal government check.

For more information, or to request the necessary authorization form, call 1-800-400-MIDAS (6432) between 8 a.m. and 6 p.m. ET on Business Days to speak with a Shareholder Services Representative.  You may modify or terminate the Midas Bank Transfer Plan at any time by written notice received 10 days prior to the scheduled investment date.  To modify or terminate the Midas Salary Investing Plan or Midas Government Direct Deposit Plan, you should contact your employer or the appropriate U.S. government agency.

Shareholder Identification Program.  You may be asked to provide additional information in order for the Funds to verify your identity in accordance with requirements under anti-money laundering regulations.  A Fund will close an account within 60 Business Days of account opening at the NAV of the Fund on the day the account is closed if it cannot be reasonably certain of the customer’s identity.  The Fund’s transfer agent will correspond with the shareholder to advise them, if appropriate, why their account is being closed and the efforts conducted to attempt to verify their identity.

 Adding to Your Account

By Check.  Complete a Midas Funds FastDeposit form which is detachable from your account statement and mail it, along with your check, drawn to the order of the Fund, to Midas Funds, P.O. Box 6110, Indianapolis, IN 46206-6110 (see Minimum Investments above).  If you do not use that form, include a letter indicating the account number to which the subsequent investment is to be credited, the name of the Fund, and the name of the registered owner.

By Electronic Funds Transfer (EFT).  The bank you designate on your Account Application or Authorization Form will be contacted to arrange for the EFT, which is done through the Automated Clearing House (“ACH”) system, to your Fund account.  Requests received by 4 p.m. ET on Business Days will ordinarily be credited to your Fund account on the same Business Day.  Your designated bank must be an ACH member and any subsequent changes in bank account information must be submitted in writing with a voided check and a New Technology Medallion Guaranteed Stamp (see Minimum Investments above).  Your account will be charged a $10 per item fee for each ACH transaction that is returned for any reason in addition to any loss incurred by the Fund as a result of reversing the transaction.  To initiate an EFT transaction, call 1-800-400-MIDAS (6432) or visit  www.midasfunds.com.  For purchases on-line, shareholders must verify, by some method other than an electronic transmission effected by computer-to-computer over the internet or utilizing modem or similar connections, that each such purchase has been authorized and, if such purchase is to be effected by wire to or from a particular bank account, a duly authorized employee of the bank must verify the account number to or from which funds are being transferred and that the name on the account is the same as the name of the intended recipient of the proceeds.

By Wire.  Subsequent investments by wire may be made at any time by simply following the same wiring procedures under “Opening Your Account” (see Minimum Investments above), but without having to call.

Valuation.  Fund investments are valued based on market value determined as of the close of regular trading in equity securities on the NYSE.  This is normally 4 p.m. ET.  Where market quotations are not readily available or where there is no ready market for a security (such as certain types of illiquid or thinly traded securities), securities may be valued based on fair value as determined in good faith under the direction of the Funds’ Board of Trustees.  Occasionally, events affecting the value of gold, platinum, and silver bullion, foreign securities, foreign currencies and currency exchange rates occur after the close of trading on the NYSE or on days when the NYSE is closed, which events will not be reflected in a computation of the Fund’s NAV on that day.  Such events may be company specific, such as earnings reports, country or region specific, such as a natural disaster or terrorist activity, or global in nature.  If events materially affecting the value of such securities occur during such time period, the securities may be valued at their fair value as determined in good faith under the direction of the Funds’ Board.  Fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale.

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EXCHANGE PRIVILEGES

You may exchange at least $500 worth of shares of a Fund for shares of any other of the Midas Funds (provided the registration is exactly the same, the shares of the Fund you do not currently own may be sold by the Fund in your state of residence, and the exchange may otherwise legally be made).  To exchange shares, please access  www.midasfunds.com  or call Midas Funds toll-free at 1-800-400-MIDAS (6432) between 8 a.m. and 6 p.m. ET on any Business Day of the Fund and provide the following information:  account registration including address and number; taxpayer identification number; percentage, number, or dollar value of shares to be redeemed; name and, if different, your account number, if any, in the Fund to be purchased; and your identity and telephone number.  Your price for Fund shares exchanged is the Fund’s next calculation, after the order is received by the Fund’s transfer agent or its authorized agent, of NAV per share which is determined as of the close of regular trading in equity securities on the NYSE (currently, 4 p.m. ET unless weather, equipment failure, or other factors contribute to an earlier closing) each Business Day.  Shares of all Funds exchanged within 30 days of purchase will be subject to a 1% redemption fee.

REDEEMING SHARES

Generally, you may redeem shares of the Funds by any of the methods explained below.  Requests for redemption should include the following information:  name(s) of the registered owner(s) of the account, account number, Fund name, amount you want to sell (number of shares or dollar amount), and address or wire information.  Your price for Fund shares redeemed is the Fund’s next calculation, after the order is received by the Fund’s transfer agent or its authorized agent, of NAV per share which is determined as of the close of regular trading in equity securities on the NYSE (currently, 4 p.m. ET unless weather, equipment failure, or other factors contribute to an earlier closing) each Business Day.  Shares of all Funds redeemed within 30 days of purchase will be subject to a 1% redemption fee.  IRAs will be subject to a pre-age 59-½ distribution/transfer fee of $10 and a plan termination fee of $20 per IRA.  HSAs will be subject to a distribution/transfer fee of $10 and a plan termination fee of $20 per HSA.

In some instances, a New Technology Medallion Guaranteed Stamp may be required.  New Technology Medallion Guaranteed Stamps protect against unauthorized account transfers by assuring that a signature is genuine.  You can obtain one from most banks or securities dealers, but not from a notary public.  For joint accounts, one signature must be guaranteed.  Please call us to ensure that your New Technology Medallion Guaranteed Stamp will be processed correctly.

By Mail.  Write to Midas Funds, P.O. Box 6110, Indianapolis, IN 46206-6110, and request the specific amount to be redeemed.  The request must be signed by the registered owner(s) and additional documentation may be required.

By Telephone or Internet.  To expedite the redemption of Fund shares call 1-800-400-MIDAS (6432) to speak with a Shareholder Services Representative between 8 a.m. and 6 p.m. ET on Business Days.  For automated 24 hour service, call toll-free 1-800-400-MIDAS (6432) or visit www.midasfunds.com.  For redemptions on-line, shareholders must verify, by some method other than an electronic transmission effected by computer-to-computer over the internet or utilizing modem or similar connections, that each such redemption has been authorized and, if such redemption is to be effected by wire to or from a particular bank account, a duly authorized employee of the bank must verify the account number to or from which funds are being transferred and that the name on the account is the same as the name of the intended recipient of the proceeds.

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For Electronic Funds Transfer (EFT).  You may redeem as little as $250 worth of shares by requesting EFT service.  EFT proceeds are ordinarily available in your bank account within two Business Days.

For Federal Funds Wire.  If you are redeeming $1,000 or more worth of shares, you may request that the proceeds be wired to your authorized bank.  A $10 fee per wire transfer applies.  Proceeds of redemption requests submitted in proper form ordinarily will be available to shareholders by Federal Funds wire the next Business Day.

Redemption Payment.  Payment for shares redeemed will ordinarily be made within three Business Days after receipt of the redemption request in proper form.  Redemption proceeds from shares purchased by check or EFT transfer may be delayed 15 calendar days or until the Fund is reasonably assured of payment of the check representing the purchase.  Redemptions to third parties are prohibited.

Redemptions Through Financial Intermediaries.  You are an investor subject to the redemption fee whether you are a direct shareholder of a Fund or you are investing indirectly in a Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of a tax deferred savings plan such as a 401(k) retirement plan or a 529 college savings plan that maintains an omnibus account with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect a Fund’s redemption fee from their customers’ accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems’ requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Funds. The Funds will continue to encourage all financial intermediaries to develop the capability to begin imposing the redemption fee from their customers who invest in the Funds. If you are investing in Fund shares through a financial intermediary, you should contact your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) for more information on any differences in how the redemption fee is applied to your investments in the Fund.

Waiver/Exceptions/Changes.  Each Fund reserves the right to waive the redemption fee at its discretion to the extent permitted or required by applicable law. The redemption fee does not apply to certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker-dealers on behalf of their clients invested in the Funds. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days’ notice of any material changes, unless otherwise provided by law.

Limitations on Collection.  Currently, each Fund is very limited in its ability to ensure that the redemption fee is imposed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to impose or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

In-Kind Redemptions.  Subject to the restrictions set forth below, Midas Fund and Midas Perpetual Portfolio may require redeeming shareholders to accept readily tradable gold, silver, or other precious metals (the last in the case of Midas Fund) bullion, coins, ETF shares or other holdings in complete or partial payment of redemptions.  For a shareholder, the tax consequences of an in-kind redemption generally would be the same as those of a cash redemption.  For such in-kind redemptions, the assets would be selected by the Fund and, in the case of Midas Perpetual Portfolio, generally would not reflect Target Percentages.  See “Purchase and Redemption of Shares – In-Kind Redemptions” in the SAI for a discussion of the operating policies for such redemptions.

Systematic Withdrawal Plan.  If your shares have a value of at least $20,000 you may elect automatic withdrawals from your Fund account, subject to a minimum withdrawal of $100.  All dividends and other distributions are reinvested in the Fund.

ACCOUNT AND TRANSACTION POLICIES

Telephone Privileges.  The Fund may accept telephone orders from shareholders and guards against fraud by following reasonable precautions, such as requiring personal identification before carrying out shareholder requests.  You are responsible for any loss caused by an order which later proves to be fraudulent if the Fund followed reasonable procedures.

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Assignment.  You may transfer your Fund shares to another owner.  For instructions, call 1-800-400-MIDAS (6432) between 8 a.m. and 6 p.m. ET on Business Days to speak with a Shareholder Services Representative.

Frequent Trading.  Frequent trading into and out of the Funds can disrupt portfolio investment strategies, harm performance, and increase expenses for all shareholders, including long term shareholders who do not generate these costs.  Funds that invest a substantial portion of their assets in foreign securities may be subject to the risks associated with market timing and short term trading strategies to a greater extent than funds that do not.  Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market.  The Funds may be subject to these greater risks as they invest in foreign securities.  Each Fund is designed for long term investors, and is not intended for excessive trading activities.  The Funds will take reasonable steps to discourage excessive short term trading and the Funds’ Board of Trustees have adopted policies and procedures with respect to excessive trading.  The Funds normally monitor trades in an effort to detect excessive short term trading.  The Funds may refuse, cancel, or redeem purchase orders at the purchase price NAV for any reason, without prior notice.  In addition, to discourage short term trading, if shares of any Fund held for 30 days or less are redeemed or exchanged, the Fund will deduct a redemption fee equal to 1% of the NAV of shares redeemed or exchanged.  Such redemption fees are retained by the Fund.

Although the Funds monitor for excessive short term activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts.  Accordingly, there can be no assurance that the Funds will be able to eliminate all excessive short term activities.  The Funds typically seek the cooperation of broker-dealers and other third party intermediaries by requesting information from them regarding the identity of investors who are trading in the Funds, and restricting access to a Fund by a particular investor.  Any associated person of the investment manager or the distributor who becomes aware of any actions taken to undertake, effect, or facilitate short term activities contrary to a representation made in a Fund’s prospectus or SAI is to report the actions to the Funds’ Chief Compliance Officer.  More information regarding short term trading activities is available in the SAI.

Accounts with Below Minimum Balances.  Your account will be charged a $20 small account fee if its value on the next to last Business Day of the calendar year is less than $500, or unless it is an IRA, HSA, or you participate in the Midas Automatic Investment Program.  The Funds may redeem at any time at current NAV all shares in any account, subject to the requirements of applicable law.  The Fund reserves the right to close your account if you terminate your participation in the Midas Automatic Investment Program and your investment is less than $1,000.

Delivery of Shareholder Documents.  Shareholders residing at the same address will receive one copy of a Fund’s summary prospectus and each Midas Funds shareholder report to share with all residents who invest in Midas Funds.  If at any time you would like to receive separate copies of a Fund’s summary prospectus or each Midas Funds shareholder report, please call 1-800-400-MIDAS (6432) and a Shareholder Services Representative will be happy to change your delivery status.  The material normally will be sent within 30 days of your request.

Escheatment.  Your shares may be transferred to the appropriate state authority if no activity occurs in your account within the time period specified by state law.

DISTRIBUTIONS AND TAXES

Distributions.  Each Fund normally pays its shareholders dividends from any net investment income and distributes net capital gains that it has realized, if any, after offset by net capital loss carryovers.  Income dividends and capital gain distributions (collectively, “distributions” and each a “distribution”) if any, are normally declared and paid annually.  Your distributions will be reinvested in shares of the distributing Fund unless you instruct the Fund otherwise.

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Taxes.  Generally, you will be taxed when you sell or exchange shares of a Fund and when you receive distributions (whether reinvested in additional shares or taken in cash).  Typically, your tax treatment will be as follows:

Transaction	Tax treatment
Income dividend	Ordinary income or qualified dividend income
Net short term capital gain distribution	Ordinary income
Net long term capital gain distribution	Long term capital gain
Sale or exchange of shares held for more than one year	Long term capital gain or loss
Sale or exchange of shares held for one year or less	Gains that are not offset by capital losses are treated as ordinary income; net losses are subject to special rules

Because distributions are taxable, you may want to avoid making a substantial investment in a taxable account when a Fund is about to declare a distribution, which normally takes place, if at all, in December.  Shortly after the end of each calendar year, each Fund issues tax information on its distributions, if any, for the previous year.

Dividends paid to individual shareholders by a Fund that are attributable to its “qualified dividend income” (see “Distributions and Taxes” in the SAI) are subject to a 15% maximum federal income tax rate (5% for individuals in lower tax brackets).  Distributions by a Fund to individual shareholders attributable to net capital gain (i.e., the excess of net long term capital gain over net short term capital loss) it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2013, also are subject to that 15% maximum rate.  Moreover, any capital gain an individual shareholder recognizes on a redemption or exchange through 2012 of his or her Fund shares that have been held for more than one year may qualify for that rate.

Any investor for whom a Fund does not have a valid taxpayer identification number may be subject to backup withholding.  Backup withholding may be required in certain other circumstances.  See “Distributions and Taxes” in the SAI.

Beginning in 2013, an individual will be required to pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes net gains from the disposition of investment property, or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). This tax is in addition to any other taxes due on that income.  A similar tax will apply for those years to estates and trusts.  Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

The tax considerations described in this section do not apply to tax deferred accounts or other nontaxable entities.  Because everyone’s tax situation is unique, please consult your tax professional about your investment.

28

FINANCIAL HIGHLIGHTS

The following tables describe the Funds’ performance for the past five years.  Each Fund’s fiscal year end is December 31.  Certain information reflects financial results for a single Fund share.  Total return shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and other distributions.  The financial highlights for the years shown were audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request.

MIDAS PERPETUAL PORTFOLIO
	For the Year Ended December 31,
	2011	2010	2009(1)	2008(1)	2007(1)
Per Share Data (for a share outstanding throughout each period)
Net asset value, beginning of period	$1.30	$1.15	$1.00	$1.000	$1.000
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.01)	(0.01)	(0.01)	0.012	0.039
Net realized and unrealized gain on investments	0.02	0.16	0.18	-	-
Total from investment operations	0.01	0.15	0.17	-	-

Less distributions:
Net investment income	(0.01)	-	-	(0.012)	(0.039)
Realized gains	(0.08)	-	(0.02)	-	-
Total distributions	(0.09)	-	(0.02)	(0.012)	(0.039)
Net asset value, end of period	$1.22	$1.30	$1.15	$1.000	$1.000
Total Return(3)	0.96%	13.04%	17.03%	1.22%	4.00%
Ratios/Supplemental Data
Net assets at end of period (000’s omitted)	$15,459	$10,620	$8,311	$7,191	$14,516
Ratio of total expenses to average net assets (4)	1.85%	2.51%	2.98%	1.77%	1.91%
Ratio of net expenses to average net assets (3) (5)	1.35%	1.93%	2.23%	1.21%	1.16%
Ratio of net expenses excluding loan interest and fees to average net assets	1.35%	1.90%	2.22%	-	-
Ratio of net investment income (loss) to average net assets (3)	(0.45)%	(1.03)%	(1.29)%	1.22%	3.92%
Portfolio turnover rate	44%	4%	24%	0%	0%

(1) These financial highlights reflect the Fund’s operation as a money market fund up to December 28, 2008. On December 29, 2008, the Fund changed its name to Midas Perpetual Portfolio, Inc. from Midas Dollar Reserves, Inc., ceased operating as a money market fund, and began operating as a fluctuating net asset value fund pursuant to its current investment objective and policies.

29

(2) Average shares outstanding during the period are used to calculate per share data.

(3) Fees contractually waived by the Investment Manager and Distributor reduced the ratio of expenses to average net assets by 0.50%, 0.58%, and 0.75% for the years ended December 31, 2011, 2010, and 2009, respectively. Fees voluntarily waived by the Investment Manager and Distributor reduced the ratio of net expenses to average net assets by 0.24% and 0.75% for the years ended December 31, 2008 and 2007, respectively. In addition, the Investment Manager voluntarily reimbursed the Fund for certain operating expenses which further reduced the ratio of net expenses to average net assets by 0.32%, for the year ended December 31, 2008. The impact of the fee waivers and reimbursements is reflected in both the total return and the ratio of net investment income (loss) to average net assets.

(4) “Total expenses” are the expenses of the Fund as presented in the Statement of Operations before fee waivers.

(5) “Net expenses” are the expenses of the Fund as presented in the Statement of Operations after fee waivers.

30

MIDAS FUND
	For the Year Ended December 31,
	2011	2010	2009	2008	2007
Per Share Data (for a share outstanding throughout each period)
Net asset value, beginning of period	$5.65	$3.82	$2.11	$5.64	$4.29
Income (loss) from investment operations:
Net investment loss (1)	(0.06)	(0.07)	(0.05)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.96)	1.90	1.80	(3.36)	1.44
Total from investment operations	(2.02)	1.83	1.75	(3.42)	1.36

Less distributions:
Net investment income	(0.06)	-	(0.04)	(0.11)	(0.01)
Net asset value, end of period	$3.57	$5.65	$3.82	$2.11	$5.64

Total Return	(35.97)%	47.91%	83.88%	(60.89)%	31.70%
Ratios/Supplemental Data
Net assets at end of period (000’s omitted)	$72,973	$139,644	$116,311	$77,502	$251,394
Ratio of total expenses to average net assets	2.31%	2.29%	2.39%	2.37%	2.43%
Ratio of net expenses to average net assets	2.31%	2.29%	2.39%	2.37%	2.43%
Ratio of net expenses excluding loan interest and fees to average net assets	2.16%	2.14%	2.29%	2.02%	1.87%
Ratio of net investment loss to average net assets	(1.30)%	(1.58)%	(1.67)%	(1.42)%	(1.58)%
Portfolio turnover rate	44%	63%	82%	129%	126%

(1) Average shares outstanding during the period are used to calculate per share data.

31

MIDAS MAGIC
	For the Year Ended December 31,
	2011	2010	2009	2008	2007
Per Share Data (for a share outstanding throughout each period)
Net asset value, beginning of period	$14.73	$13.94	$10.36	$19.13	$16.74
Income (loss) from investment operations:
Net investment loss (1)	(0.48)	(0.48)	(0.37)	(0.43)	(0.50)
Net realized and unrealized gain (loss) on investments	1.75	1.27	3.95	(8.34)	2.89
Total from investment operations	1.27	0.79	3.58	(8.77)	2.39
Net asset value, end of period	$16.00	$14.73	$13.94	$10.36	$19.13
Total Return	8.62%	5.67%	34.56%	(45.84)%	14.28%
Ratios/Supplemental Data
Net assets at end of period (000’s omitted)	$11,768	$12,240	$11,582	$8,911	$17,334
Ratio of total expenses to average net assets	4.16%	4.22%	4.46%	3.89%	4.06%
Ratio of net expenses to average net assets	4.16%	4.22%	4.46%	3.89%	4.06%
Ratio of net expenses excluding loan interest and fees to average net assets	3.83%	3.84%	4.11%	3.32%	3.22%
Ratio of net investment loss to average net assets	(3.17)%	(3.39)%	(3.23)%	(2.71)%	(2.85)%
Portfolio turnover rate	4%	0%	9%	13%	36%

 (1) Average shares outstanding during the period are used to calculate per share data.

32

FOR MORE INFORMATION

For investors who want more information on the Midas Funds, the following documents are available, free of charge, upon request and at  www.midasfunds.com :

•
Annual/Semi-Annual reports.  Includes performance data, portfolio holdings, and a letter from the Funds’ managers discussing recent market conditions, economic trends, and Fund strategies that significantly affected the Funds’ performance during the last fiscal period.

•
Statement of Additional Information (SAI).  Provides a fuller technical and legal description of the Funds’ policies, investment restrictions, and business structure.  A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

●    By telephone, call:
1-800-400-MIDAS (6432) to speak to a Shareholder Services Representative, 8:00 a.m. to 6:00 p.m. ET on Business Days and for 24 hour, 7 day a week automated shareholder services.

●    By mail, write to:
Midas Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

●    By e-mail, write to:
info@midasfunds.com

●    On the Internet, Fund documents
can be viewed online or downloaded from:
SEC at http://www.sec.gov, or
Midas Funds at http://www.midasfunds.com

You can also obtain information about the Funds (including the SAI) by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090).  Reports and other information about the Funds are available on the EDGAR database or the SEC’s Internet site at http://www.sec.gov.  Copies of this information can be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number is 811-04316 (Midas Fund).

33

MIDAS FUNDS

Use this Account Application to open a regular Midas Account.
Mail the completed Application and check payable to Midas Funds to:
Midas Funds, Box 6110, Indianapolis, IN 46206-6110
Overnight Address: 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208

NEW ACCOUNT Application

IMPORTANT: In compliance with the USA Patriot Act, federal law requires all financial institutions (including mutual funds) to obtain, verify, and record information that identifies each person who opens an account.

WHAT THIS MEANS FOR YOU: When you open an account, we must get your name, address, date of birth, and other information that will allow us to identify you. We may also ask for additional identifying documents. The information is required for all owners, co-owners, or anyone authorized to sign or transact on behalf of a legal entity that will own the account. We will return your application if this information is missing. If we are unable to verify this information, your account may be closed and you will be subject to all applicable costs.

1 REGISTRATION (Please Type or Print) *For assistance with this Application, please call 1-800-400-MIDAS (6432) 8 a.m. - 6 p.m. ET.*

Individual or Custodian of a Gift/Transfer to a Minor:

First Name | Middle Initial | Last Name | Social Security # | Date of Birth

Joint Tenant: Note: Registration will be Joint Tenants with Right of Survivorship, unless otherwise specified here as Tenants in Common ☐

First Name | Middle Initial | Last Name | Social Security # | Date of Birth

Gift/Transfer to a Minor:

Minor's First Name | Minor's Middle Initial | Minor's Last Name | Minor's Social Security # | Minor's Date of Birth

Minor's Address (if different than Custodian Address) | City | State/Zip

2 MAILING AND E-MAIL ADDRESSES, TELEPHONE NUMBER, AND CITIZENSHIP

Street Address (Physical Address) | City | State / Zip | Daytime Telephone

Mailing Address (if different from above) | City | State / Zip | Daytime Telephone

E-mail address | Citizen of Owner ☐ U.S. ☐ Other: (If other, attach IRS Form W-8) | Citizen of Joint Owner ☐ U.S. ☐ Other: (If other, attach IRS Form W-8)

PLEASE TELL US HOW YOU HEARD ABOUT MIDAS:

3 FUND(S) CHOSEN AND AMOUNT INVESTED ($1,000 minimum per Fund)

Note: The $1,000 initial investment minimum is waived if you elect to invest $100 or more each month through the free, automatic Midas Bank Transfer Plan (see Section 7).

MIDAS FUND		MIDAS MAGIC		MIDAS PERPETUAL PORTFOLIO		TOTAL
$	+	$	+	$	=	$

By Check: Please draw your check to the order of **Midas Funds** and enclose with this Application. **Third party checks and money orders will not be accepted.**

By Wire: Please complete this Application (except for the sentence in brackets below) and fax to 1-317-937-3014 with the name of the sending bank and amount to be wired before making an initial investment by wire. You will then be assigned a Midas account number and wiring address. Then, fill in the blanks below and mail to Midas.
[Please indicate the assigned Midas account number ____________ and the date the wire was sent ____________.]

4 DISTRIBUTIONS

If no box is checked, the Automatic Compounding Option will be assigned to increase the shares you own.

☐ Automatic Compounding Option Dividends and distributions reinvested in additional shares.

☐ Payment Option ☐ Dividends in cash, distributions reinvested. ☐ Dividends and distributions in cash.

Midas Funds Application

34

5 SHAREHOLDER COMMUNICATIONS Please set up my account with electronic delivery for confirmation and account statements, as well as regulatory items, such as annual and semi-annual reports and prospectuses, unless the following box is checked for communications by U.S. Postal Service. ☐ Electronic communications will be sent to the e-mail address provided in Section 2. I understand that I may discontinue and/or choose another method of shareholder communications at any time. For more information, please visit **www.MidasFunds.com/edelivery.**

6 COST BASIS If no box is checked, the Average Cost method will be assigned as the default cost basis method.

☐ Average Cost ☐ First In, First Out ☐ Last In, First Out ☐ Low Cost, First Out ☐ High Cost, First Out ☐ Loss/Gain Utilization

☐ Specific Lot Identification We collect this information to report cost basis information on IRS Form 1099-B. This cost basis method will be applied to all mutual funds with the same ownership unless a different method is provided for specific funds on a separate page. Visit **www.MidasFunds.com/Tax-Planning** for information on cost basis.

7 MIDAS BANK TRANSFER PLAN AND THE MIDAS TOUCH® - Check the box for the service(s) you want for your account, and below please attach a voided check.

☐ Midas Bank Transfer Plan - Starting ______________ (date) automatically purchase shares of ________________________ (Fund Name) each month by transferring $ __________ ($100 minimum) from my bank account each month. I understand there is no charge by Midas for this service.

☐ THE MIDAS TOUCH® - All Midas shareholders can access account information 24 hours a day, every day, at www.MidasFunds.com and 1-800-400-MIDAS (6432). With THE MIDAS TOUCH®, you can also manage your account by purchasing or redeeming Fund shares with the proceeds from and to your bank account, transfer among the three Midas Funds, and perform telephone transactions through a Shareholder Services Representative.

To participate in the Midas Bank Transfer Plan or to get THE MIDAS TOUCH®, please attach a voided check here.

John and Jane Doe
123 Main Street
MyTown, USA 12345
1003
Date
PAY TO THE
ORDER OF
$
DOLLARS
BANK NAME
BANK ADDRESS
MEMO
012345678 0123456789 1003

8 SIGNATURE AND CERTIFICATION TO AVOID BACKUP WITHHOLDING

"I certify that I have received and read the prospectus for the Midas Funds, agree to its terms, and have the legal capacity to purchase their shares. I understand that no certificates will be issued and that my confirmation statement will be evidence of my ownership of Fund shares. I acknowledge receipt of the Fund's privacy policy notice. I understand telephone conversations with representatives of the transfer agent and Midas Securities Group, Inc., (collectively "Service Agents") are recorded and hereby consent to such recording. I agree that the Service Agents will not be liable for acting on instructions believed genuine and under reasonable procedures designed to prevent unauthorized transactions. **I certify (1) the Social Security or taxpayer identification number provided above is correct, (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the IRS that I am subject to backup withholding, or (c) I have been notified by the IRS that I am no longer subject to backup withholding, and (3) I am a U.S. person (including a U.S. resident alien)." (Please cross out item 2 if it does not apply to you.) The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.**

Signature of ☐ Owner ☐ Custodian Date Signature of Joint Owner (if any) Date

This Account Application must be signed and completed for all authorized signers.

MFAR11

Midas Funds Application

35

STATEMENT OF ADDITIONAL INFORMATION
[           ], 2012

MIDAS FUND
Ticker: MIDSX
MIDAS MAGIC
Ticker: MISEX
MIDAS PERPETUAL PORTFOLIO
Ticker: MPERX

11 Hanover Square
New York, NY 10005
1-800-400-MIDAS (6432)

This Statement of Additional Information (“SAI”) dated [ ], 2012 provides supplementary information pertaining to Midas Fund (“Midas Fund”), Midas Magic (“Midas Magic”), and Midas Perpetual Portfolio (“Perpetual Portfolio”) (each, a “Fund” and collectively, the “Funds”), which are separate series of Midas [ ] (“Trust”), an open end management investment company. This SAI is not a prospectus and should be read in conjunction with the Funds’ prospectus, dated [], 2012 (“Prospectus”). This SAI is incorporated by reference into the Prospectus; in other words, this SAI also is legally a part of the Prospectus, which is available to prospective investors without charge upon request by calling 1-800-400-MIDAS (6432).

The most recent Annual Report to Shareholders for each Fund is a separate document from this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm (“IRPAF”) appearing in the Annual Report are incorporated by reference into this SAI.  The Annual Report is available without charge upon request by calling 1-800-400-MIDAS (6432).

FUND HISTORY

Midas [ ] was organized as a Delaware statutory trust on [ ]. Prior to that date, each of the three series of the Trust was organized as a series of one of three Maryland corporations.

Series	Formerly	Organized as a Maryland Corporation in
Midas Fund	Midas Fund, Inc.	1995
Midas Perpetual Portfolio	Midas Perpetual Portfolio, Inc.	1974 (changed its name from Midas Dollar Reserves, Inc. on December 29, 2008)
Midas Magic	Midas Magic, Inc.	1986 (changed its name from Midas Special Fund, Inc. on April 29, 2011)

THE FUNDS’ INVESTMENT PROGRAMS

Each Fund is a series of Midas [ ], a non-diversified open end management investment company.

Investments and Investment Practices

Equity Securities.  Each Fund may invest in equity securities of U.S. and foreign issuers that, in the judgment of Midas Management Corporation (the “Investment Manager”), offer attractive potential to such Fund to reach its investment objective.  Equity securities are subordinate to debt securities and generally are more volatile than debt securities and more vulnerable to changes in economic and industry conditions and in the financial conditions of the issuers of such securities.

Foreign Securities and Emerging Markets.  Because each Fund may invest in foreign securities, either directly or through other issuers who invest in foreign securities, investment in a Fund may involve investment risks of adverse political and economic developments that are different from an investment in a fund that invests only in the securities of U.S. issuers.  Such risks may include adverse movements in the market value of foreign securities during days on which a Fund’s net asset value (“NAV”) per Share is not determined, the possible imposition of withholding taxes by foreign governments on dividend or interest income payable on the securities held in a Fund’s portfolio, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and the adoption of other foreign governmental restrictions that might adversely affect the payment of dividends or principal and interest on securities in a Fund’s portfolio.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers, and some foreign securities markets may trade a smaller number of securities or may be held by a relatively small number of persons or institutions.  In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, and limitations on the use or removal of funds or other assets. Because certain foreign entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a non-U.S. company than a U.S. company.

The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions, and custodial fees, are higher than those associated with investment in domestic issuers. Further, certain foreign markets may require payment for securities before delivery. Foreign securities transactions also may be subject to difficulties associated with the settlement of such transactions, including extended clearance and settlement periods. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in liability to the purchaser.

Each Fund may invest in foreign securities by purchasing American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and International Depository Receipts (“IDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.  Issuers of the securities underlying sponsored depositary receipts, but not unsponsored depositary receipts, are contractually obligated to disclose material information in the United States.  Therefore, the market value of unsponsored depositary receipts is less likely to reflect the effect of such information.

The risks of investment in foreign securities are greater for investments in emerging markets. Many emerging market countries can experience substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging markets. Economies in emerging markets generally are dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Because of the high levels of foreign denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports that are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a Fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to a Fund. In such a case, a Fund’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If a Fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a Fund’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price that may be required to be paid for the U.S. dollars.

The securities markets of emerging markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited. Investing in the securities of companies in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Many emerging market countries have little experience with the corporate form of business organization and may not have well developed corporation and business laws, concepts of fiduciary duty in the business context, or anti-fraud and anti-insider trading legislation. As such, minority shareholders may have little protection if management takes action that has an adverse impact on the securities in which a Fund invests.  Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be curtailed and prices for a Fund’s portfolio securities in such markets may not be readily available.

In addition to the risks discussed above, a Fund’s investments in other issuers that invest in emerging markets securities, including exchange traded funds or exchange traded grantor trusts (collectively, “ETFs”), registered and unregistered investment companies, and hedge funds, may be subject to additional risks.  Certain emerging market countries require government approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer and may have less advantageous rights than the classes available for purchase by residents of the countries.  These investments are also subject to risks due to the inexperience of financial intermediaries, the lack of modern technology in the foreign market, and the possibility of temporary or permanent termination of trading. Because the ETFs, registered and unregistered investment companies, and hedge funds in which a Fund may invest may not hedge against foreign currency risks, including the risk of changing currency exchange rates, the value of foreign currency denominated portfolio securities may be reduced irrespective of the underlying investment.

Inflation Rates and Other Economic Events.  Perpetual Portfolio’s investment practices reflect the opinion of the Investment Manager that it is difficult to forecast inflation rates or other economic events reliably and that only investors who are willing to embrace a greater risk should act on such forecasts.  An investment vehicle such as Perpetual Portfolio, the goals of which include the preservation of purchasing power, acknowledges a broad range of economic possibilities, and, in order to preserve purchasing power over the long term, incorporates investments for each of them.  In the opinion of the Investment Manager, economic possibilities for the future are unpredictable and the Fund attempts to achieve its objective by maintaining a combination of investments.

The Fund’s investments include, but are not limited to, gold, silver, Swiss franc assets, hard asset securities, and large capitalization growth stocks.  The investment categories are selected and the Target Percentages assigned in accordance with the Investment Manager’s opinion of the characteristics of the investment categories and their past and anticipated future performances in varying economic circumstances.  The Fund has no control over the manner in which particular investment categories respond to changes in economic conditions.  For example, in inflationary conditions, contrary to expectations, prices of gold or silver may decline.

U.S. Government Securities.  The obligations issued or guaranteed by the U.S. government in which a Fund may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities and government-sponsored enterprises of the United States are instruments that are supported by the full faith and credit of the United States (such as certificates issued by Government National Mortgage Association (“Ginnie Mae”)), instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks), and instruments that are supported only by the credit of the instrumentality (such as Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) bonds).

Other U.S. government securities in which a Fund may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. A Fund may invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported solely by the credit of the instrumentality or enterprise.

Historically, U.S. government securities have not been perceived to involve the general credit risks associated with investments in other types of debt securities and, as a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. Like other Debt Securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of these portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund’s NAV.

Fixed Income Securities.  Each Fund may invest in fixed income securities which can be subject to default risk, that is, the risk that the issuer’s promise to make payment will not be kept.  The Investment Manager attempts to reduce this risk to a very low level by purchasing high grade dollar assets including, but not limited to, U.S. Treasury bills, notes, and bonds, U.S. government agency and instrumentality securities, and debt obligations of corporations with a Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), rating of “A” or higher.  Long term dollar assets, and, to a lesser extent, short term dollar assets, are subject to the risk of rising interest rates. As rates rise, as they tend to do during periods of rising inflation, the market values of dollar assets decline. The degree to which a Fund, through its dollar assets, is exposed to the risk of rising interest rates can be measured by the average length to maturity of its net dollar assets (the amount of its dollar assets reduced by any outstanding borrowings). The greater the average length to maturity, the greater the risk.

Swiss Franc Assets.  The Swiss franc is subject to the risk that inflation (either actual or expected) will decrease in the United States or rise in Switzerland.  The price of the Swiss franc is also subject to the imposition of exchange controls; to manipulation by the Federal Reserve System, the Swiss National Bank and, to a lesser extent, by other Swiss central banks and official agencies; and to investment controls established by the Swiss or U.S. Government. While Switzerland has historically been a politically stable nation, there is no assurance that the country may not become subject to the risks associated with investments in foreign securities as described above.

Real Estate Company Securities. Investments in real estate company stocks category are generally common stocks, but a Fund may acquire preferred stocks of U.S. and foreign companies, shares of beneficial interest in real estate investment trusts, and ADRs, EDRs, and GDRs on stocks within this category.

Strategic Portfolio Adjustments. The actual composition of Perpetual Portfolio’s holdings will rarely exactly match the Target Percentages due to fluctuating investment prices, net sales or redemptions of Fund shares, and other factors.  Subsequent to each calendar quarter end the Investment Manager normally compares the Fund’s actual percentage of investments in a given category with the Target Percentage for that category. Should the actual percentage at calendar quarter end vary from the Target Percentage (due to market fluctuations or other factors) by more than one-tenth of the Target Percentage for that category, within the subsequent quarter the Investment Manager may adjust the Fund’s investments as needed to more closely align the actual percentage to the Target Percentage (unless it is substantially re-aligned at any time during the subsequent quarter by further market fluctuations or other factors).  Although it may adjust the Fund’s portfolio at any time and for other reasons such as periodically buying or selling individual securities based on the merit of such securities, the Investment Manager generally does not attempt to anticipate short term changes in the general price level of any investment category.  The Investment Manager is authorized to delay making portfolio adjustments in the Fund whenever, in its opinion, circumstances make it desirable to do so. In the event of such a delay, the Fund’s actual holdings in one or more investment categories could deviate by more than one-tenth from the Target Percentages for those categories for such period.  Circumstances that might occasion a delay include, but are not limited to:  a disorderly market, i.e. when the differences between the buying and selling prices (bid and ask) quoted by market makers and investment dealers are, in the opinion of the Investment Manager, abnormally large; a banking crisis or other financial emergency that compromises the ability of brokers and dealers to consummate investment transactions; and the inability to make a portfolio adjustment without recognizing capital gain.  The Fund normally will not delay portfolio adjustments called for by the Target Percentages in anticipation of a change in the general price level of any investment category.

Convertible Securities.  Each Fund may invest in convertible securities which include corporate bonds, debentures, notes, preferred stocks, and other securities that entitle the holder to acquire common stock or other equity securities of the same or a different issuer. Convertible securities have general characteristics similar to both debt and equity securities. A convertible security generally entitles the holder to receive interest or preferred dividends paid or accrued until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities generally rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Convertible securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).

Before conversion, convertible securities have characteristics similar to non-convertible obligations. The price of a convertible security to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also provides an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock or other equity security into which it is convertible. As the market price of the underlying equity security declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying equity security. When the market price of the underlying equity security increases, the price of a convertible security tends to rise as a reflection of the value of the underlying equity security. To obtain the higher yield, to the extent a Fund invests in convertible securities, it may be required to pay a purchase amount in excess of the value of the underlying equity security.

Preferred Stocks.  Each Fund may invest in preferred stocks of U.S. and foreign issuers that, in the Investment Manager’s judgment, offer potential for growth of capital and income. Preferred stock represents an equity ownership interest in a corporation, but generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from liquidation of the company. Some preferred stock also entitles their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock. Some preferred stock offers a fixed rate of return with no maturity date. Preferred stock with no maturity may perform similarly to long term bonds, and can be more volatile than other types of preferred stock with heightened sensitivity to changes in interest rates. Other preferred stock has a variable dividend, generally determined on a quarterly or other periodic basis. Because preferred stock represents an equity ownership interest in a company, its value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company’s financial condition or prospects or to fluctuations in the equity markets. Unlike common stock, preferred stock does not usually have voting rights absent the occurrence of specified events; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer’s board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of issuers of the preferred stocks in which a Fund invests.

Lower Rated Debt Securities.   Midas Fund and Midas Magic may invest in investment grade and below investment grade securities.  Midas Fund may invest up to 35% of its assets and Midas Magic may invest up to 100% of its assets in unrated debt securities or debt securities rated below investment grade, commonly referred to as junk bonds, although neither Fund currently intends to invest more than 5% of its total assets in such securities.  Below investment grade securities are commonly referred to as “junk bonds.”  Below investment grade securities are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. The risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of below investment grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the market for below investment grade securities. The risk of loss due to default by the issuer is significantly greater for the holders of below investment grade securities because such securities may be unsecured and may be subordinate to other creditors of the issuer. The below investment grade securities in which a Fund may invest do not normally include instruments which, at the time of investment, are in default or the issuers of which are in bankruptcy. There can be no assurance, however, that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs. Below investment grade securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to stockholders.

Below investment grade securities have been in the past, and may again in the future be, more volatile and less liquid than higher rated fixed income securities, so that adverse economic events may have a greater impact on the prices of below investment grade securities than on higher rated fixed income securities. Factors adversely affecting the market value of such securities are likely to affect adversely a Fund’s NAV.  Since 2008, demand for some below investment grade securities has increased and the difference between the yields paid by below investment grade securities and investment grade securities (i.e., the “spread”) has narrowed. To the extent this differential increases, the value of below investment grade securities in a Fund’s portfolio could be adversely affected.

Like higher rated fixed income securities, below investment grade securities generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the below investment grade securities market, which market may be less liquid than the market for higher rated fixed income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for below investment grade securities by various dealers. As a result, during periods of high demand in the below investment grade securities market, it may be difficult to acquire below investment grade securities appropriate for investment by a Fund. Adverse economic conditions and investor perceptions thereof (whether or not based on economic reality) may impair liquidity in the below investment grade securities market and may cause the prices a Fund receives for its below investment grade securities to be reduced. In addition, a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuers. Under such conditions, judgment may play a greater role in valuing certain of a Fund’s portfolio instruments than in the case of instruments trading in a more liquid market. In addition, a Fund may incur additional expense to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

Credit ratings are determined by credit rating agencies such as S&P and Moody’s Investors Service, Inc. (“Moody’s”). Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by a Fund and, as a result, may adversely affect those securities’ perceived or actual credit risk.

Ratings of investment grade or better include the four highest ratings of S&P (AAA, AA, A, or BBB) and Moody’s (Aaa, Aa, A, or Baa).  Moody’s considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Debt securities rated below investment grade are deemed by these rating agencies to be predominantly speculative with respect to the issuers’ capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Debt securities rated lower than B may include securities that are in default or face the risk of default with respect to principal or interest.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. The Investment Manager may consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. See Appendix A to this SAI on for further information regarding S&P’s and Moody’s ratings.

Municipal Securities.  Midas Fund and Midas Magic may invest without limit in municipal securities of varying maturities.  The municipal securities in which a Fund may invest include general obligation and revenue or special obligation securities.  General obligation securities are secured by an issuer’s pledge of its full faith, credit, and unlimited taxing power for the payment of principal and interest.  Revenue or special obligations securities are payable only from the revenues derived from a particular facility or class of facility or project or, in a few cases, from the proceeds of a special excise or other tax.  Municipal securities also include private activity bonds (“PABs”).  Except as noted in the following sentence, (1) interest on certain PABs is a tax preference item for purposes of the federal alternative minimum tax (“AMT”), although that interest remains fully tax-exempt for regular federal income tax purposes, and (2) interest on all tax-exempt obligations is included in a corporation’s “adjusted current earnings” for AMT purposes (“ACE”), without regard to whether a Fund’s tax-exempt interest is attributable to PABs.  Pursuant to the American Recovery and Reinvestment Tax Act of 2009, interest on PABs will not be a tax preference item or be included in a corporation’s ACE with respect to bonds issued during 2009 and 2010, including refunding bonds issued during that period to refund bonds issued after 2003 and before 2009. Even though the interest from municipal securities may be exempt from federal income tax, dividends paid by a Fund attributable to that interest may be fully taxable to Fund shareholders.

Repurchase Agreements.  Each Fund may enter into repurchase agreements.  A repurchase agreement is an agreement under which either U.S. government obligations or other high quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed upon price and date. The securities are held for a Fund by a custodian bank as collateral until resold and may be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim.

Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. A Fund normally will not enter into repurchase agreements of more than seven days’ duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund could be delayed or limited.

Borrowing.  Midas Perpetual Portfolio, Midas Fund, and Midas Magic may borrow money to the extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”), which permits an investment company to borrow in an amount up to 33 1/3% of the value of its total assets. Each Fund may incur overdrafts at its custodian bank from time to time in connection with redemptions and/or the purchase of portfolio securities. In lieu of paying interest to the custodian bank, a Fund may maintain equivalent cash balances prior or subsequent to incurring such overdrafts. If cash balances exceed such overdrafts, the custodian bank may credit interest thereon against fees.  Midas Fund, with the approval of the Board of Trustees, has entered into a Committed Facility Agreement (“Facility Agreement”) with BNP Paribas, acting through its New York branch (“BNP”) that allows the Fund to borrow up to $20,000,000, and up to $25,000,000 with the consent of BNP, and a related Lending Agreement with BNP, as discussed below.  Midas Magic and Perpetual Portfolio have each entered into a Lending Agreement with BNP pursuant to which BNP may make loans to each such Fund from time to time in its sole discretion and in amounts determined by BNP in its sole discretion.  Borrowings under the Facility Agreement and the Lending Agreements of Midas Magic and Perpetual Portfolio are secured by assets of the borrowing Fund (the “pledged collateral”) that are held in a segregated account with the Fund’s custodian subject to the collateral rehypothecation arrangement described below.  The Lending Agreements to which each of Midas Fund, Midas Magic and Perpetual Portfolio are parties are referred to collectively below as the “Lending Agreements.”

Each Fund has entered into a Lending Agreement with BNP, pursuant to which BNP may at any time rehypothecate pledged collateral (the “Rehypothecated Collateral”) having a market value not to exceed the then-outstanding borrowings owed by the Fund under the Facility Agreement (the “Current Borrowings”).  The Lending Agreements are intended to permit each Fund to reduce the cost of its borrowings under its Facility Agreement.

Under the rehypothecation arrangement, BNP may pledge, re-pledge, sell, lend or otherwise transfer or use the Rehypothecated Collateral, in each case subject to the obligation of BNP to return the Rehypothecated Collateral, or equivalent securities, when required to do so by the borrowing Fund.  If BNP fails to return Rehypothecated Collateral when it is required to do so, the borrowing Fund would have the right to apply and set-off an amount equal to the then-current market value of its Rehypothecated Collateral against its Current Borrowings.

A Fund may designate any item of pledged collateral as ineligible for rehypothecation provided that pledged collateral having a market value at least equal to the Current Borrowings always remains eligible for such rehypothecation. BNP will pay a fee to the Fund on all Rehypothecated Collateral and is required to remit to the Fund payments in amounts equal to all dividends, interest or other distributions paid on Rehypothecated Collateral during the time that it is rehypothecated.

Under the terms of the Lending Agreement, the Rehypothecated Collateral is marked to market daily, and if its value exceeds the Current Borrowings, BNP must either (1) return Rehypothecated Collateral to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Rehypothecated Collateral to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Rehypothecated Collateral and the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund is entitled to recall securities, as discussed above, in an amount sufficient to reduce the value of the outstanding Rehypothecated Collateral to the amount of the Current Borrowings.

Securities Lending. In addition to the Lending Agreement with BNP, each Fund may lend portfolio securities or other assets for a fee to brokers, dealers, and other financial institutions. A Fund continues to receive the equivalent of the interest, dividends or other distributions paid by the issuer on the securities loaned as well as the benefit of any increase and the detriment of any decrease in the market value of the securities loaned and also has the opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. A Fund would have the right to call the loan and obtain the securities loaned at any time. A Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in the Investment Manager’s judgment, a material event requiring a stockholder vote would otherwise occur before the loan was repaid. The loan would be continuously secured by collateral consisting of cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, bank letters of credit, or any combination thereof, at all times equal to at least the market value of the assets loaned. Including such collateral as part of a Fund’s total assets, at no time will the value of assets loaned by a Fund exceed one-third of a Fund’s total assets (reduced by any amount that is rehypothecated as discussed above). In connection with its securities lending transactions, a Fund may return to the borrower or a third party which is acting as a “lending agent,” a part of the income earned from the investment of collateral received for securities loaned. There are risks to a Fund of delay in receiving additional collateral and risks of delay in recovery of, and failure to recover, the assets loaned should the borrower fail financially or otherwise violate the terms of the lending agreement. In the event of bankruptcy or other default of the borrower, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while a Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. A Fund may also experience losses as a result of the diminution in value of its cash collateral investments. Any loan made by a Fund will provide that it may be terminated by either party upon reasonable notice to the other party. By lending its portfolio securities, a Fund attempts to increase its income through the receipt of income on the loan. The Funds do not use affiliated agents in managing the lending program.

Short Sales.  Midas Fund and Midas Magic may engage in short sales transactions under which a Fund sells a security it does not own.  The Funds may use short sales in an attempt to realize gain or for hedging purposes.  To complete such a transaction, a Fund must borrow the security to make delivery to the buyer.  A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by a Fund.  Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan.  To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale normally will be retained by the counterparty, to the extent necessary to meet the margin requirements, or by the Fund’s custodian until the short position is closed out.  Until the Fund closes its short position or replaces the borrowed security, a Fund will: (a) segregate cash or liquid securities at such a level that the segregated amount plus the amount deposited with the counterparty or the Fund’s custodian as collateral (i) will equal the current value of the security sold short and (ii) will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position.  Each Fund may sell short up to 100% of its net assets, but neither Fund currently intends to sell short more than 40% of its assets.

A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.  The effect of short selling is similar to the effect of leverage. Short selling may amplify changes in a Fund’s NAV.  Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to a Fund.  The Funds’ ability to engage in short sales may be impaired by any temporary prohibitions on short selling imposed by domestic and certain foreign government regulators.

Concentration.  Midas Fund concentrates its investments by investing at least 25% of its total assets in securities of companies primarily involved, directly or indirectly, in the business of mining, processing, fabricating, distributing or otherwise dealing in gold, silver, platinum or other natural resources (“Natural Resources Companies”). As such, Midas Fund is subject to industry concentration risk, which is the risk that the Fund’s performance can be significantly affected by the developments in the Natural Resource industry.

As of December 31, 2011, the Fund held approximately 34% and 32% of its net assets in Berkshire Hathaway, Inc. and Mastercard, Inc., respectively, primarily as a result of market appreciation since the time of purchase.  Thus, the volatility of the Fund’s net assets value and its performance in general, depends disproportionately more on the respective performance of a single issuer than that of a more diversified fund.

ETFs.  Midas Fund and Perpetual Portfolio may invest in shares of ETFs, which are designed to provide investment results generally corresponding to a securities or commodities index.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities. Most ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index that they seek to track, although some are actively managed. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market.

An investment in an ETF involves risks similar to investing directly in the component securities of the ETF, including the risk that the value of the component securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. There can be no assurance that an ETF’s investment objective will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index.

Typically, ETFs bear their own operational expenses, reducing its NAV and dividends potentially payable to investors. To the extent that a Fund invests in ETFs, a Fund’s stockholders will indirectly bear a pro rata share of the ETF’s expenses in addition to the expenses associated with an investment in a Fund. Typically, ETFs are investment companies. However, the term is used in the industry in broad way to include securities issued by entities that are not investment companies. To the extent an ETF is an investment company, the limitations applicable to a Fund’s ability to purchase securities issued by other investment companies will apply.

Natural Resource Companies and Precious Metals Investing.  Midas Fund and Perpetual Portfolio are subject to the special risks associated with investing in natural resource companies, gold and silver bullion, and other precious metals, including (i) the price of gold, silver, or other precious metals may be subject to wide fluctuation; (ii) the market for gold, silver, or other precious metals is relatively limited; (iii) the sources of gold, silver, or other precious metals are concentrated in countries that have the potential for instability; and (iv) the market for gold, silver, and other precious metals is unregulated.

Natural resources, gold and silver bullion, and other precious metals have at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.  The prices of natural resources, gold and silver bullion, and other precious metals, however, are less subject to local and company specific factors than securities of individual companies.  As a result, natural resources, gold and silver bullion, and other precious metals may be more or less volatile in price than securities of companies engaged in precious metals related businesses.  Investments in natural resources, gold and silver bullion, and other precious metals can present concerns such as delivery, storage, and maintenance, possible illiquidity, and the unavailability of accurate market valuations.  The Fund may incur higher custody and transaction costs for natural resources, gold and silver bullion, and other precious metals than for securities. Also, natural resources, gold and silver bullion, and other precious metals investments do not pay income.

The majority of producers of natural resources, gold and silver bullion, and other precious metals are domiciled in a limited number of countries. Economic and political conditions in those countries may have a direct effect on the production and marketing of natural resources, gold and silver bullion, and on sales of central bank holdings of such, if any.

Resource mining by its nature involves significant risks and hazards.  Even when a resource mineralization is discovered, there is no guarantee that economically minable reserves will result.  Mining exploration can last over a number of years, incur substantial costs, and not lead to any new commercial mining.  Resource mining runs the risk of increased environmental, labor or other costs in mining due to environmental hazards, industrial accidents, labor disputes, discharge of toxic chemicals, fire, drought, flooding, and other natural acts.  Changes in laws relating to mining or resource production or sales could also substantially affect resource values.

Each Fund is also subject to the risk that it may fail to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (“Code”) (“RIC”), if it derives more than 10% of its gross income in any taxable year from investments in gold or silver bullion or other precious metals and certain other non-securities related sources.  Failure of a Fund to qualify as a RIC may result in adverse tax consequences to the Fund and its shareholders. In order to ensure that it qualifies as a RIC, a Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

Illiquid Assets.  No Fund may purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid assets, including repurchase agreements not entitling the holder to payment of principal within seven days. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board.  Illiquid securities may be difficult to dispose of at a fair price at the times when a Fund believes it is desirable to do so.  The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that a Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and thus the Investment Manager’s judgment plays a greater role in the valuation process. Investment of a Fund’s assets in illiquid securities may restrict a Fund’s ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which a Fund’s operations require cash and could result in a Fund borrowing to meet its short term needs or incurring losses on the sale of illiquid securities.

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (“1933 Act”), or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

A large institutional market exists for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments. Rule 144A under the 1933 Act establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such securities and a Fund might be unable to dispose of such securities promptly or at reasonable prices.

The Funds’ Board of Trustees (“Board”) has delegated the function of making day-to-day determinations of liquidity to the Investment Manager pursuant to guidelines approved by the Board. The Investment Manager takes into account a number of factors in reaching liquidity determinations, including (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades ( e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The Investment Manager monitors the liquidity of restricted securities in a Fund’s portfolio and reports periodically on liquidity determinations to the Board.

Temporary Defensive Positions.  Each Fund may make temporary investments for defensive purposes in response to adverse market, economic, political, or other conditions, pending investment of the proceeds of sales of portfolio securities, pending investment of the proceeds from this rights offering, or at other times when suitable investments are not otherwise available. In addition to money market funds, money market instruments, and cash, each Fund is permitted to temporarily invest without limit in debt securities issued by the U.S. government, its agencies or instrumentalities or repurchase agreements with respect to any of the foregoing investments. It is impossible to predict if, or for how long, a Fund will use any of such temporary defensive strategies.

Recent Market Conditions. The financial crisis in the United States and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Funds.  In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.  Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.  The severity or duration of these conditions may also be affected by policy changes made by governmental and quasi-governmental organizations.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. The Dodd-Frank Act has initiated a dramatic revision of the U.S. financial regulatory framework that is now expected to unfold over several years. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans. Instruments in which the Funds may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. Many of the implementing regulations have not yet been finalized.  Accordingly, the ultimate impact of the Dodd-Frank Act, including on the derivative instruments in which a Fund may invest, is not yet certain.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following fundamental investment restrictions that may not be changed without the approval of the lesser of (a) 67% or more of the voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy or (b) more than 50% of the outstanding voting securities of a Fund. Except for the percentage limitations referred to below with respect to borrowing, if a percentage restriction is adhered to at the time an investment is made, a later change in percentage resulting from a change in value or assets will not constitute a violation of that restriction.

Midas Fund

The Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act;

2.
Engage in the business of underwriting the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of the Fund’s authorized investments;

3.
Purchase or sell real estate, provided that the Fund may invest in securities (excluding limited partnership interests) secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

4.
Purchase or sell physical commodities (other than precious metals), although it may enter into (a) commodity and other futures contracts and options thereon, (b) options on commodities, including foreign currencies and precious metals, (c)  forward contracts on commodities, including foreign currencies and precious metals, and (d) other financial contracts or derivative instruments;

5.
Lend its assets, provided however, that the following are not prohibited: (a) the making of time or demand deposits with banks, (b) the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short term obligations in accordance with the Fund’s investment objectives and policies, and (c) engaging in securities, precious metals, and other asset loan transactions to the extent permitted by the 1940 Act;

6.
Issue senior securities as defined in the 1940 Act. The following will not be deemed to be senior securities prohibited by this provision: (a) evidences of indebtedness that the Fund is permitted to incur, (b) the issuance of additional series or classes of securities that the Board of Trustees may establish, (c) the Fund’s futures, options, and forward transactions, and (d) to the extent consistent with the 1940 Act and applicable rules and policies adopted by the Securities and Exchange Commission (“SEC”), (i) the establishment or use of a margin account with a broker for the purpose of effecting securities transactions on margin and (ii) short sales; or

7.
Purchase any securities, other than obligations of the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers in the same industry, except that the Fund will, under normal circumstances, invest more than 25% of the value of its total assets in securities of Natural Resources Companies.

Midas Magic

The Fund may not:

1.
Issue senior securities as defined in the 1940 Act.  The following will not be deemed to be senior securities for this purpose: (a) evidences of indebtedness that the Fund is permitted to incur, (b) the issuance of additional series or classes of securities that the Board of Trustees may establish, (c) the Fund’s futures, options, and forward currency transactions, and (d) to the extent consistent with the 1940 Act and applicable rules and policies adopted by the SEC, (i) the establishment or use of a margin account with a broker for the purpose of effecting securities transactions on margin and (ii) short sales;

2.
Lend its assets, provided however, that the following are not prohibited: (a) the making of time or demand deposits with banks, (b) the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short term obligations in accordance with the Fund’s investment objective and policies and (c) engaging in securities and other asset loan transactions limited to one third of the Fund’s total assets;

3.
Underwrite the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of the Fund’s authorized investments;

4.	Borrow money, except to the extent permitted by the 1940 Act;

5.
Purchase or sell commodities or commodity futures contracts, although it may enter into (i) financial and foreign currency futures contracts and options thereon, (ii) options on foreign currencies, and (iii) forward contracts on foreign currencies;

6.
Purchase or sell real estate, provided that the Fund may invest in securities (excluding limited partnership interests) secured by real estate or interests therein or issued by companies which invest in real estate or interests therein; or

7.
Purchase any securities, other than obligations of the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers in the same industry.

Perpetual Portfolio

The Fund may not:

1.
Issue senior securities as defined in the 1940 Act.  The following will not be deemed to be senior securities for this purpose: (a) evidence of indebtedness that the Fund is permitted to incur, (b) the issuance of additional series or classes of securities that the Board of Trustees may establish, (c) the Fund futures, options, and forward currency transactions, and (d) to the extent consistent with the 1940 Act and applicable rules and policies adopted by the SEC, (i) the establishment or use of a margin account with a broker for the purpose of effecting securities transactions on margin and (ii) short sales;

2.
Lend its assets, provided however, that the following are not prohibited: (a) the making of time or demand deposits with banks, (b) the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short term obligations in accordance with the Fund’s investment objective and policies and (c) engaging in securities and other asset loan transactions limited to one third of the Fund’s total assets;

3.
Underwrite the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of the Fund’s authorized investments;

4.	Borrow money, except to the extent permitted by the 1940 Act;

5.
Purchase or sell physical commodities (other than precious metals), although it may enter into (a) commodity and other futures contracts and options thereon, (b) options on commodities, including foreign currencies and precious metals, (c)  forward contracts on commodities, including foreign currencies and precious metals, and (d) other financial contracts or derivative instruments;

6.
Purchase or sell real estate, provided that the Fund may invest in securities (excluding limited partnership interests) secured by real estate or interests therein or issued by companies which invest in real estate or interests therein; or

7.
Purchase any securities, other than obligations of the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers in the same industry.

For the purposes of Item 7, the Fund, notwithstanding any other investment policy or restrictions (whether or not fundamental), may, as a matter of fundamental policy, invest all of its assets in the securities or beneficial interests of a single pooled investment fund having substantially the same investment objective, policies and restrictions as the Fund.

The Board has established the following non-fundamental investment limitations that may be changed by the Board without shareholder approval:

Each Fund may:

1.	Invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice;

2.	Purchase securities issued by other investment companies to the extent permitted under the 1940 Act; and

3.	Pledge, mortgage, hypothecate or otherwise encumber its assets to the extent permitted under the 1940 Act.

OPTIONS, FUTURES, AND FORWARD CURRENCY CONTRACT STRATEGIES

As discussed in the Prospectus, Midas Fund and Midas Magic may purchase and sell options (including options on commodities, foreign currencies, equity and debt securities, and securities indices), futures contracts (including futures contracts on commodities, foreign currencies, securities, and securities indices) (“futures”), options on futures, and forward currency contracts (Midas Fund only) in an attempt to enhance returns by speculation or for hedging purposes. Recent legislation has called for a new regulatory framework for the derivatives market.  The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments. Certain special characteristics of and risks associated with the use of these instruments by the Funds are discussed below.

Regulation of the Use of Options, Futures, and Forward Currency Contract Strategies.  In addition to the investment guidelines (described below) adopted by the Funds to govern investment in these instruments, the use of options, forward currency contracts, and futures is subject to the applicable regulations of the SEC, the several options and futures exchanges upon which such instruments may be traded, the Commodity Futures Trading Commission (“CFTC”) and the various state regulatory authorities. A Fund’s ability to use options, forward contracts and futures may be limited by market conditions, regulatory limits and tax considerations, and a Fund might not employ any of the strategies described above. There can be no assurance that any strategy used will be successful. A Fund’s ability to successfully utilize these instruments may depend on the Investment Manager’s ability to predict accurately movements in the prices of the assets underlying the options, forward contracts and futures and movements in securities, interest rates, foreign currency exchange rates, and commodity prices. There is no assurance that a liquid secondary market for options and futures will always exist, and the historical correlations of the assets underlying the options, forward contracts and futures and portfolio objectives may be imperfect. There can be no assurance that the techniques described herein will provide adequate hedging or speculative returns, or that such techniques are or will be actually or effectively available due to liquidity, costliness, or other factors. Hedging maneuvers may fail or actually increase risk, and investors should not assume the availability of any of the hedging opportunities described herein. In any event, the Investment Manager will not attempt perfect balancing, through hedging or otherwise, and a Fund might not use any hedging techniques, as described herein or otherwise, or use options, forward contracts and futures for purely speculative purposes. It also may be necessary to defer closing out a position to avoid adverse tax consequences.

Pursuant to a claim for exemption filed with the National Futures Association (“NFA”) on behalf of each Fund, as of the date of this SAI, the Funds are not deemed to be commodity pools under the Commodity Exchange Act (“CEA”) and are not subject to registration or regulation as such under the Commodity Exchange Act. However, the CFTC has recently adopted substantial amendments to the permissible exemptions and conditions for reliance on exemptions from registration as a commodity pool operator which, when effective, may subject the Funds to regulation by the CFTC and NFA and impose additional disclosure, reporting and recordkeeping rules on the Funds. Compliance with these additional rules may increase the Funds’ expenses. Certain of the rules that may apply to the Funds if they become subject to CFTC and NFA regulation have not yet been adopted, and it is unclear what effect such rules would have on the Funds if they are adopted.

In addition to the products, strategies, and risks described below, the Investment Manager may discover additional opportunities in connection with options, futures, and forward currency contracts. These new opportunities may become available, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. The Investment Manager may utilize these opportunities to the extent they are consistent with a Fund’s investment objective and are permitted by a Fund’s investment limitations and applicable regulatory authorities.

Cover for Options, Futures, and Forward Currency Contract Strategies.  A Fund will seek to comply with SEC guidelines regarding cover for these instruments, and will seek to, if the guidelines so require, (1) set aside or segregate cash or liquid securities whose value is marked to the market daily in the prescribed amount, or (2) enter into an offsetting (“covered”) position in securities, currencies, or other options, or futures contracts.  Assets used for cover cannot be sold or closed while the position in the corresponding instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets could impede portfolio management or the Fund’s ability to meet current obligations.

Option Strategies.  A Fund may purchase and write (sell) both exchange traded options and options traded on the over-the-counter (“OTC”)  market. Exchange traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; which, in effect, guarantees completion of every exchange traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities, currencies, or other instrument underlying the option. Failure by the dealer to do so may result in the loss of any premium paid by a Fund as well as the loss of the expected benefit of the transaction.

A Fund may purchase call options on securities (both equity and debt) that the Investment Manager intends to include in a Fund’s portfolio in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy may serve to limit the potential loss to a Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and a Fund either sells or exercises the option, any profit eventually realized may be reduced by the premium paid.

A Fund may purchase put options on securities to hedge against a decline in the market value of securities held in its portfolio or to attempt to enhance return. A put option enables a Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit a Fund realizes on the sale of the security may be reduced by the premium paid for the put option less any amount for which the put option may be sold.

A Fund may, on certain occasions, wish to hedge against a decline in the market value of securities held in its portfolio at a time when put options on those particular securities are not available or attractive for purchase. A Fund may therefore purchase a put option on other selected securities, the values of which historically have positive correlation to the value of such portfolio securities. If the Investment Manager’s judgment is correct, changes in the value of the put options should generally offset changes in the value of the portfolio securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Fund purchases a put option on a security held in its portfolio. If the Investment Manager’s judgment is not correct, the value of the securities underlying the put option may decrease less than the value of a Fund’s portfolio securities and therefore the put option may not provide complete protection against a decline in the value of those securities below the level sought to be protected by the put option.

A Fund may write call options on securities for hedging or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during or at the end of the option period. This strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by a Fund declines, the amount of such decline normally will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security to a level in excess of the option  exercise price, and the option is exercised, a Fund may be obligated to sell the security at less than its market value. In addition, a Fund could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase may likely be offset by an increase in the cost of closing out the call option (or could be negated if the buyer chose to exercise the call option at an exercise price below the current market value). A Fund generally would give up the ability to sell any portfolio securities used to cover the call option while the call option was outstanding.

A Fund also may write put options on securities. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker/dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. If a put option is not exercised, a Fund may realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received, in which case a Fund would expect to suffer a loss.

A Fund may purchase and write put and call options on securities indices in much the same manner as the more traditional securities options discussed above. Index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. A securities index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of securities index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using securities index options may depend on the extent to which price movements in the securities index selected correlate with price movements of the securities in which a Fund invests.

A Fund may purchase and write straddles on securities and securities indexes. A long straddle is a combination of a call and a put purchased on the same securities index where the exercise price of the put is less than or equal to the exercise price on the call. A Fund may enter into a long straddle when the Investment Manager believes that it is likely that securities prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same securities index where the exercise price of the put is less than or equal to the exercise price of the call. A Fund may enter into a short straddle when the Investment Manager believes that it is unlikely that securities prices will be as volatile during the term of the options as is implied by the option pricing. In such a case, a Fund normally will set aside cash or segregate cash or liquid assets equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, that amount by which the exercise price of the put exceeds the current market value of the underlying securities index.

Foreign Currency Options and Related Risks.  A Fund may take positions in options on foreign currencies to enhance returns by speculation or to hedge against the risk of foreign exchange rate fluctuations on foreign securities that a Fund holds in its portfolio or that it intends to purchase.  For example, if a Fund enters into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency.  Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, a Fund could hedge against such a decline by purchasing a put option on the currency involved.  A Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market.  Although many options on foreign currencies are exchange traded, the majority are traded on the OTC market.  A Fund normally will not purchase or write such options unless, in the Investment Manager’s opinion, the market for them is sufficiently liquid to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency.  In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers and other market resources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the inter bank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The inter bank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Special Characteristics and Risks of Options Trading.  A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation to purchase or sell under a put or a call option it has written, the Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a Fund may sell an option of the same series as the option held; this is known as a closing sale transaction. Closing transactions essentially permit a Fund, prior to the exercise or expiration of the related option, to realize profits or limit losses on its option position, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another option on the underlying security with a different exercise price and/or expiration date. A Fund may realize a net gain or loss from a closing purchase transaction depending on whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction.

In considering the use of options to enhance returns by speculation or to hedge a Fund’s portfolio, particular note should be taken of the following:

(1)
The value of an option position reflects, among other things, the current market price of the underlying security, securities index, commodity, or currency (each an “underlying instrument”), the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument, and general market conditions. For this reason, the successful use of options depends upon the Investment Manager’s ability to forecast the direction of price fluctuations in the underlying securities, commodities or currency markets, or in the case of securities index options, fluctuations in the market sector represented by the selected index.

(2)
Options normally have expiration dates of up to three years.  The exercise price of the options may be below, equal to or above the current market value of the underlying instrument during the term of the option. Purchased options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, the Fund will realize a loss in the amount of the premium paid and any transaction costs.

(3)
A position in an exchange listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Funds intend to purchase or write only those exchange traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be effected with respect to options traded in the OTC markets only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although a Fund  normally will enter into OTC options with dealers that appear to be willing to enter into, and that are expected to be capable of entering into, closing transactions with a Fund, there can be no assurance that a Fund would be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the counterparty to an OTC option, a Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, which may result in a Fund having to exercise those options that it has purchased in order to realize any profit. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund may maintain a covered position with respect to call options it writes on an instrument, it may not sell the underlying instrument (or invest any cash or securities used to cover the option) during the period it is obligated under such option. This requirement may impair a Fund’s ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

(4)
Securities index options are settled exclusively in cash. If a Fund writes a call option on an index, it cannot cover its obligation under the call index option by holding the underlying securities. In addition, a holder of a securities index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.

(5)
A Fund’s activities in the options markets may result in a higher portfolio turnover rate (which in turn may result in recognition of capital gains that will be taxable to shareholders when distributed to them) and additional brokerage costs; however, a Fund also may save on commissions by using options rather than buying or selling individual securities in anticipation or as a result of market movements.

Futures and Related Options Strategies.  A Fund may engage in futures strategies for hedging purposes, to attempt to reduce the overall investment risk that would normally be expected to be associated with ownership of the securities in which it invests (or intends to acquire), or to enhance returns by speculation which may increase such risk. Such strategies may involve, among other things, using futures strategies to manage the effective duration of a Fund. If the Investment Manager wishes to shorten a Fund’s  effective duration, the Fund may sell an interest rate futures contract or a call option thereon, or may purchase a put option on such futures contract. If the Investment Manager wishes to lengthen a Fund’s effective duration, the Fund may buy an interest rate futures contract or a call option thereon, or may sell a put option on such futures contract. Futures contracts and options thereon can also be purchased and sold to attempt to enhance income or returns by speculation.  A Fund may purchase or sell futures contracts or options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance returns by speculation.

A Fund may use interest rate futures contracts and options thereon to position its portfolio with respect to anticipated changes in the general level of interest rates. A Fund may purchase an interest rate futures contract when it intends to purchase debt securities but has not yet done so. This strategy may minimize the effect of all or part of an increase in the market price of the debt security that a Fund intends to purchase in the future. A rise in the price of the debt security prior to its purchase may either be offset by an increase in the value of the futures contract purchased by a Fund or avoided by taking delivery of the debt securities under the futures contract. Conversely, a fall in the market price of the underlying debt security may result in a corresponding decrease in the value of the futures position. A Fund may sell an interest rate futures contract in order to continue to receive the income from a debt security, while endeavoring to avoid part or all of the decline in market value of that security that may accompany an increase in interest rates.

A Fund may purchase a call option on an interest rate futures contract to benefit by a market advance in debt securities that the Fund plans to acquire at a future date. The purchase of a call option on an interest rate futures contract is analogous to the purchase of a call option on an individual debt security, which can be used as a temporary substitute for a position in the security itself. A Fund also may write put options on interest rate futures contracts to enhance returns, and may write call options on interest rate futures contracts to offset an anticipated decline in the price of debt securities held in its portfolio. A Fund also may purchase put options on interest rate futures contracts in order to hedge against a decline in the value of debt securities held in its portfolio or to enhance returns by speculation.

A Fund may sell securities index futures contracts in anticipation of a general market or market sector decline. To the extent that a portion of a Fund’s portfolio correlates with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Fund correctly anticipates a general market decline and sells securities index futures to benefit by this anticipated movement, the gain in the futures position may potentially offset some or all of the decline in the value of the portfolio. A Fund may purchase securities index futures contracts if a general market or market sector advance is anticipated. Such a purchase of a futures contract could serve as a temporary substitute for the purchase of individual securities, which securities then may be purchased in an orderly fashion or as part of an attempt to seek capital gain by speculation. This strategy may minimize the effect of all or part of an increase in the market price of securities that a Fund intends to purchase. A rise in the price of the securities should be offset wholly or in part by gains in the futures position.

As in the case of a purchase of a securities index futures contract, a Fund may purchase a call option on a securities index futures contract on speculation for capital appreciation or as a hedge against a market advance in securities that the Fund plans to acquire at a future date. The purchase of put options on securities index futures contracts can be analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss may be incurred by a Fund as part of an attempt to seek capital gain by speculation.

A Fund may sell foreign currency futures contracts to benefit from variations in the exchange rate of foreign currencies in relation to the U.S. dollar. In addition, a Fund may sell foreign currency futures contracts when the Investment Manager anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market value of a Fund’s foreign securities holdings or interest payments to be received in that foreign currency, or to enhance return by speculation. In this case, the sale of futures contracts on the underlying currency may reduce the risk to a Fund of a reduction in market value caused by foreign currency exchange rate variations and, by so doing, provide an alternative to the liquidation of securities positions and resulting transaction costs. When the Investment Manager anticipates a significant foreign exchange rate increase while intending to invest in a security denominated in that currency, a Fund may purchase a foreign currency futures contract to benefit from the increased rates pending completion of the anticipated transaction. Such a purchase may serve as a temporary measure to protect the Fund against any rise in the foreign currency exchange rate that may add additional costs to acquiring the foreign security position. A Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign currency exchange rate at limited risk. A Fund may purchase a call option on a foreign currency futures contract to benefit from a rise in the foreign currency exchange rate while intending to invest in a security denominated in that currency or to enhance returns by speculation. A Fund may purchase put options on foreign currency futures contracts to benefit from a decline in the foreign currency exchange rates or the value of its foreign portfolio securities or to enhance returns by speculation. A Fund may write a put option on a foreign currency futures contract and may write a call option on a foreign currency futures contract as an income or capital appreciation strategy.

A Fund may also purchase these instruments to enhance income or return by speculation, for example by writing options on futures contracts. In addition, a Fund can use these instruments to change its exposure to securities or commodities price changes, or interest or foreign currency exchange rate changes, for example, by changing the Fund’s exposure from one foreign currency exchange rate to another.

A Fund also may write put options on a futures contract while, at the same time, purchasing call options on the same futures contract in order to synthetically create a futures contract. The options will have the same strike prices and expiration dates. A Fund normally will only engage in this strategy when it appears more advantageous to the Fund to do so as compared to purchasing the futures contract.

A Fund may also purchase and write covered straddles on futures contracts. A long straddle is a combination of a call and a put purchased on the same futures contracts at the same exercise price. A Fund may enter into a long straddle when the Investment Manager believes that it is likely that the futures contract will be more volatile during the term of the options than is implied by the option pricing. A Fund may enter into a short straddle when the Investment Manager believes that it is unlikely that the futures contract will be as volatile during the term of the options as is implied by the option pricing.

Special Characteristics and Risks of Futures and Related Options Trading.  No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Fund is required to segregate in the name of the futures broker through whom the transaction is effected an amount of cash or liquid securities generally equal to 10% or less of the contract value whose value is marked to the market daily. This amount is known as “initial margin.”  When writing a call or a put option on a futures contract and certain options on currencies, margin also must be deposited in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not involve borrowing to finance the futures or options transactions.  Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action.  Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as “marking to the market.”  For example, when a Fund purchases a contract and the value of the contract rises, it receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, the Fund is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the transaction but rather represents a daily settlement of the Fund’s obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or option may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, it may have to make daily cash payments of variation margin (except in the case of purchased options).

In considering a Fund’s use of futures contracts and options, particular note should be taken of the following:

(1)
Futures and options are highly speculative and aggressive instruments. Successful use by a Fund of futures contracts and options may depend upon the Investment Manager’s ability to predict movements in the direction of the overall securities, currencies, precious metals and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, these contracts relate not only to the current price level of the underlying instrument or currency but also to the anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the contract will not correlate with the movements in the prices of the securities, commodities or currencies underlying the contract or the Fund’s portfolio securities. For example, if the price of the securities index futures contract moves less than the price of the securities, the correlation will be imperfect. Further, if the price of the securities has moved in an unfavorable direction, a Fund may be in a better position than if it had not used the contract at all. If the price of the securities has moved in a favorable direction, the advantage may be partially offset by losses in the contract position. In addition, if a Fund has insufficient cash, it may have to borrow or sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to it. If the price of the contract moves more than the price of the underlying securities, a Fund can experience either a loss or a gain on the contract that may or may not be completely offset by movements in the price of the securities.

(2)
In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or options position and the underlying instruments, movements in the prices of these contracts may not correlate perfectly with movements in the prices of the securities, precious metals or currencies due to price distortions in the futures and options market. There may be several reasons unrelated to the value of the underlying instruments that cause this situation to occur. First, as noted above, all participants in the futures and options market are subject to initial and margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts or options through offsetting transactions, distortions in the normal price relationship between the securities, precious metals, currencies and the futures and options markets may occur. Second, because the margin deposit requirements in the futures and options market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market; such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful use of futures contracts or options over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

(3)
Positions in futures contracts and options on futures may be closed out only on an exchange or board of trade that provides a secondary market for such contracts. Although a Fund intends to purchase and sell such contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, a Fund may continue to be required to make variation margin payments.

(4)
Like options on securities and currencies, options on futures contracts have limited life. The ability to establish and close out options on futures may be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.

(5)
Purchasers of options on futures contracts pay a premium at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract may result in a loss to the Fund when the use of a futures contract may not, such as when there is no movement in the level of the underlying securities index value or the underlying securities, precious metals or currencies.

(6)
As is the case with options, a Fund’s activities in the futures and options on futures markets may result in a higher portfolio turnover rate (which in turn may result in recognition of capital gains that will be taxable to shareholders when distributed to them) and additional transaction costs in the form of added brokerage commissions; however, the Fund also may save on commissions by using futures contracts or options thereon rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

Special Risks Related to Foreign Currency Futures Contracts and Related Options.  Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use similar to those associated with options on foreign currencies described above.

Options on foreign currency futures contracts may involve certain additional risks. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract may result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when the purchase of the underlying futures contract may not result in such a loss.

Forward Currency Contracts.  A Fund may use forward currency contracts to protect against uncertainty in the level of future foreign currency exchange rates or to enhance returns by speculation. A Fund may also use forward currency contracts in one currency or basket of currencies to attempt to benefit by fluctuations in the value of securities denominated in a different currency if the Investment Manager anticipates that there may be a correlation between the two currencies.

A Fund may enter into forward currency contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, it may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund normally will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared or accrues, and the date on which the payments are made or received. A Fund also may use forward currency contracts in connection with portfolio positions.

A Fund also may use forward currency contracts to shift its exposure from one foreign currency to another. For example, if a Fund owns securities denominated in a foreign currency and the Investment Manager believes that currency may decline relative to another currency, it might enter into a forward contract to sell the appropriate amount of the first currency with payment to be made in the second currency. Transactions that use two foreign currencies are sometimes referred to as “cross hedging.” Use of a different foreign currency magnifies the Fund’s exposure to foreign currency exchange rate fluctuations. A Fund also may purchase forward currency contracts to enhance income when the Investment Manager anticipates that the foreign currency may appreciate in value, but securities denominated in that foreign currency do not present attractive investment opportunities.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies can change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if the market value of the security exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short term currency market movements is extremely difficult and the successful execution of a short term strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing a Fund to sustain losses on these contracts and transaction costs. Under normal circumstances, consideration of the prospects for currency parities may be incorporated into the longer term investment decisions made with regard to overall diversification or other investment strategies. However, the Investment Manager believes that it is important to have the flexibility to enter into forward contracts when it determines that the best interests of a Fund may be served.

At or before the maturity date of a forward contract requiring a Fund to sell a currency, it may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which it will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund may realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although the use of forward currency contracts for hedging may limit the risk of loss due to a decline in the value of the hedged currencies, at the same time it limits any potential gain that might result should the value of the currencies increase.

Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FUND COMPLEX

The investment companies (“Fund Complex”) advised by affiliates of Winmill & Co. Incorporated (“Winco”), the parent company of the Investment Manager are:

Dividend and Income Fund
Foxby Corp.
Global Income Fund, Inc.
Midas Fund
Midas Magic
Midas Perpetual Portfolio

OFFICERS AND TRUSTEES

The Funds’ Board is responsible for the management and supervision of the Funds. The Board approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows: Midas Management Corporation, the Funds’ Investment Manager; Midas Securities Group, Inc., the Funds’ distributor (the “Distributor”); Huntington Asset Services, Inc., the Funds’ transfer and dividend disbursing agent, fund accountant, and tax service provider (the “Transfer Agent”); HSBC Bank USA, N.A., Midas Fund’s and Perpetual Portfolio’s gold bullion and other precious metals custodian (the “Bullion Custodian”); State Street Bank and Trust Company, and its global subcustodial network, the custodian of the Funds’ securities (the “Custodian”), a securities lending agent, and a securities lender for short selling transactions by the Funds; and BNP Paribas, a securities lending counterparty and a provider of credit facilities.

The independent trustees of the Funds (i.e., the trustees who are not “interested persons” as defined in the 1940 Act, of any of the Funds in the Fund Complex) are also members of the Audit Committee of the Board.  The Audit Committee normally meets twice per year.  The purpose of the Funds’ Audit Committee is to meet with the Funds’ Independent Registered Public Accounting Firm (“IRPAF”) to review its financial reporting, external audit matters, and fees charged by the IRPAF and to evaluate the independence of the IRPAF.  The Funds’ Audit Committee is also responsible for recommending the selection, retention, or termination of the IRPAF and to review any other relevant matter to seek to provide the highest level of integrity and accuracy in the Funds’ financial reporting.  The Audit Committee met twice during the fiscal year ended December 31, 2011.

The names of the trustees of the Funds, and their respective offices, ages, and principal occupations during the last five years are set forth below. Unless otherwise noted, the address of each trustee and officer is 11 Hanover Square, New York, NY 10005.

Name, Address, and Date of Birth	Trustee Since(1)	Funds in Complex Overseen	Principal Occupation, Business Experience for Past Five Years	Other Directorships held by Trustee(2)
Independent Trustees3:
Bruce B. Huber, CLU, ChFC, MSFS 11 Hanover Square, New York, NY 10005 Born February 7, 1930	1995 (Midas Fund) 1986 (Midas Magic) 1981 (Perpetual Portfolio)	6
Retired. He is a former Financial Representative with New England Financial, specializing in financial, estate, and insurance matters. He is a member of the Board, emeritus, of the Millbrook School, and Chairman of the Endowment Board of the Community YMCA of Red Bank, NJ.
				None

James E. Hunt 11 Hanover Square New York, NY 10005 Born December 14, 1930	1995 (Midas Fund) 1986 (Midas Magic) 1980 (Perpetual Portfolio)	6	Limited Partner of Hunt Howe Partners LLC, executive recruiting consultants.	None

Peter K. Werner 11 Hanover Square New York, NY 10005 Born August 16, 1959	2004 (All Funds)	6
Since 1996, he has taught, directed, and coached many programs at The Governor’s Academy of Byfield, MA. Currently, he serves as chair of the History Department. Previously, he held the position of Vice President in the Fixed Income Departments of Lehman Brothers and First Boston. His responsibilities included trading sovereign debt instruments, currency arbitrage, syndication, medium term note trading, and money market trading.
				None
Interested Trustee4:
Thomas B. Winmill, Esq. Trustee, Chief Executive Officer, President, and Chief Legal Officer of the Funds Born June 25, 1959	1995 (Midas Fund) 1997 (Midas Magic) 1993 (Perpetual Portfolio)	6
Since 1999, President of the Fund Complex and the Investment Manager and the Distributor, and of their affiliates (collectively, the “IMDA”). He is Chairman of the Investment Policy Committee (“IPC”) of the Investment Manager. He is a member of the SEC Rules Committee of the Investment Company Institute, and the New York Section member society of the American Institute of Mining, Metallurgical, and Petroleum Engineers, Inc.
				Eagle Bulk Shipping Inc.

1 Trustees not elected annually shall be deemed to be continuing in office until after the time at which an annual meeting is required to be held under Delaware law, the Trust’s Agreement and Declaration of Trust or Bylaws, the 1940 Act, or other applicable law.

2 Refers to directorships held by a trustee during the past five years in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

3 None of the independent trustees, nor their immediate family members, held any positions (other than trustee or director of the Funds in the Fund Complex) with the Investment Manager, the Distributor, Winco, or their affiliates or any person directly or indirectly controlling, controlled by, or under common control with the Investment Manager, the Distributor, Winco, or their affiliates, during the two most recently completed calendar years.

4 Thomas B. Winmill is an “interested person” of the Funds as defined by the 1940 Act because of his positions with the Investment Manager.

Overall responsibility for the management of the Funds rests with the Board of Trustees.  The Board recognizes the critical role that the trustees, and particularly the independent trustees, serve.  The Board is not responsible for day-to-day management of the Funds but it does bear important other duties.  To enhance the independence and effectiveness of the trustees in these endeavors, and to assist them in serving their role on behalf of the interests of the Funds’ shareholders, the Board has adopted, and periodically reviews, policies and procedures designed to address and monitor risks to the Funds and conflicts of interest of which the Board is aware between the Funds and the Investment Manager and other service providers.  Such risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business and disclosure risks relating to the Funds.  Under the overall supervision of the Board, the Investment Manager and other service providers to the Funds also have implemented a variety of processes, procedures, and controls to address these risks.  Different processes, procedures and controls are employed with respect to different types of risks.  These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Funds and other service providers, but there can be no assurance that all risks can be avoided.  Officers of the Funds, including the President, Chief Financial Officer, and Chief Compliance Officer, report to the Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Chief Financial Officer also reports regularly to the Board and to the Audit Committee on the Funds’ internal controls and accounting and financial reporting policies and practices. The Board and the Audit Committee also receive regular reports from the Funds’ independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Funds’ CCO, including meetings in executive session, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Funds’, Investment Manager’s, and other service providers’ compliance programs. In addition, the Board also receives reports from the Investment Manager on the investments and securities trading of the Funds, as well as reports from the Valuation Committee regarding the valuation of those investments. The Board receives reports from the Funds’ primary service providers on a periodic or regular basis, including the Investment Manager as well as the Funds’ custodian and distributor. The Investment Manager also reports to the Board on other matters relating to risk management on a regular and as-needed basis.

Thomas B. Winmill, an “interested person” of the Funds, acts as Chairman of the Board of the Funds.  The Funds’ Board does not have a “lead independent trustee.”  Given the policies described above, the trustees have determined that the current leadership structure of the Funds’ Board is appropriate.

With respect to the specific experience, qualifications, attributes, or skills that led to the conclusion that each person should serve as a trustee of the Funds, the Board considered and evaluated each trustee’s relevant knowledge, experience, and expertise, the trustee’s ability to carry out his duties in the best interests of the Funds, and the trustee’s independence.  Messrs. Huber and Hunt have experience with financial, accounting, regulatory, investment, and Board operational matters as well as monitoring the Investment Manager and other Fund service providers as a result of their service as Fund independent trustees for more than twenty-five years. Mr. Werner has experience with financial, accounting, regulatory, investment, and Board operational matters as well as monitoring the Investment Manager and other Fund service providers through his former position as Vice President in the Fixed Income Departments of Lehman Brothers and First Boston and as a result of his service as a Fund independent trustee for more than five years.  Additionally, each of Messrs. Huber, Hunt, and Werner has been deemed an Audit Committee financial expert as defined in the Sarbanes-Oxley Act of 2002.  Mr. Thomas Winmill has experience with financial, accounting, regulatory, investment, and Board operational matters as well as monitoring the Investment Manager and other Fund service providers as a result of his service as a Fund officer and interested trustee for more than fifteen years.

The executive officers of the Funds, each of whom serves at the pleasure of the Board, are as follows:

Name and Date of Birth	Title and Officer Since:	Principal Occupation, Business Experience for Past Five Years

Thomas B. Winmill, Esq. Born June 25, 1959	Chief Executive Officer and President since 1999.	See biographical information above.

Thomas O’Malley Born July 22, 1958	Chief Accounting Officer, Chief Financial Officer, Treasurer, and Vice President since 2005.
Chief Accounting Officer, Chief Financial Officer, Treasurer and Vice President since 2005. He also is Chief Accounting Officer, Chief Financial Officer, Treasurer and Vice President of the Fund Complex and the IMDA. He is a certified public accountant.

Heidi Keating (also known as Irene K. Kawczynski) Born March 28, 1959	Vice President since 1988.	Vice President since 1988. She is a member of the IPC. She is also Vice President of the Fund Complex and the IMDA.

John F. Ramírez, Esq. Born April 29, 1977	Chief Compliance Officer, Secretary, and Vice President since 2005, and Chief Legal Officer and General Counsel since 2012.
CCO, VP, and Secretary since 2005, and Chief Legal Officer and General Counsel since 2012. He is also CCO, General Counsel, VP, and Secretary of the Fund Complex and Associate General Counsel of the IMDA. He is a member of the IPC. He is a member of the CCO Committee and the Compliance Advisory Committee of the Investment Company Institute.

The following table presents certain information regarding the beneficial ownership of each Fund’s shares as of December 31, 2011 by each Trustee of the Fund.

Name of Trustee	Dollar Range of Equity Securities in Perpetual Portfolio	Dollar Range of Equity Securities in Midas Fund	Dollar Range of Equity Securities in Midas Magic	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Fund Complex

Independent Trustees:
Bruce B. Huber	None	$1 - $10,000	$10,001 - $50,000	$10,001 - $50,000

James E. Hunt	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$50,001 - $100,000

Peter K. Werner	$10,001 - $50,000	$1- $10,000	$1 - $10,000	$10,001 - $50,000

Interested Trustee:
Thomas B. Winmill	$1 - $10,000	$10,001 - $50,000	Over $100,000	Over $100,000

As of December 31, 2011, no independent trustee owned beneficially or of record any securities in the Investment Manager or the Distributor or in any person controlled by, under common control with, or controlling the Investment Manager or the Distributor.

Compensation Table
Name of Person, Position	Aggregate Compensation From Each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees

Bruce B. Huber, Trustee	$10,727 (Midas Fund) $3,190 (Midas Magic) $1,023 (Perpetual Portfolio)	None	None	$28,750

James E. Hunt, Trustee	$10,727 (Midas Fund) $3,190 (Midas Magic) $1,023 (Perpetual Portfolio)	None	None	$28,750

Peter K. Werner, Trustee	$11,228 (Midas Fund) $3,690 (Midas Magic) $1,523 (Perpetual Portfolio)	None	None	$33,250

Information in the above table is based on fees paid during the year ended December 31, 2011.

No officer, Trustee or employee of the Investment Manager received any compensation from the Funds for acting in their capacity as such for the Funds.  With respect to the Funds’ Chief Compliance Officer (“CCO”), however, the Board appointed the CCO of the Funds to report directly to the Board and to have such duties and responsibilities as are required by Rule 38a-1 of the 1940 Act and as the Board may further define from time to time. The fair and reasonable compensation of the CCO is subject to the approval of the Board. Payment of such CCO compensation is made by the Investment Manager in advance of reimbursement by the Funds pursuant to the Investment Management Agreement, as described below.  Further, such CCO compensation is charged to parties other than the Funds based on an estimated assessment of time and other factors.  As of [], 2012, officers and Trustees of the Funds directly and indirectly beneficially owned, in the aggregate, []% of the outstanding shares of Perpetual Portfolio, []% of the outstanding shares of Midas Magic, and less than []% of the outstanding shares of Midas Fund.  As of [], 2012,  National Financial Services LLC, 1000 Harborside Plaza 5, Jersey City, NJ 07311 owned of record []% of Midas Fund’s outstanding shares, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94101 owned of record []% of Midas Fund’s outstanding shares, TD Ameritrade Inc., PO Box 2226, Omaha, NE 68103, owned of record []% of Midas Fund’s outstanding shares, National Financial Services LLC, 1000 Harborside Plaza 5, Jersey City, NJ 07311, owned of record []% of Perpetual Portfolio’s outstanding shares, TD Ameritrade Inc., PO Box 2226, Omaha, NE 68103, owned of record []% of Perpetual Portfolio’s outstanding shares, and Pershing LLC, PO Box 2052, Jersey City, NJ 07303, owned of record []% of Perpetual Portfolio’s outstanding shares.

The Funds, and the Investment Manager, and the Distributor each has adopted a Code of Ethics that permits its personnel, subject to such code, to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. The Investment Manager’s Code of Ethics restricts the personal securities transactions of its employees and requires portfolio managers and other investment personnel to comply with the code’s pre-clearance and disclosure procedures. Its primary purpose is to ensure that personal trading by the Investment Manager’s employees does not disadvantage the Funds.

PROXY VOTING

The Board has delegated the Funds’ vote of proxies, as described in the Funds’ proxy voting policies and procedures, to an independent third party voting service.  The Funds have retained the right to override the delegation to the independent third party voting service on a case by case basis.  With respect to a vote upon which a Fund overrides the third party voting service delegation to the extent that such vote presents a conflict of interest with management, the Fund normally will disclose such conflict to and obtain consent from the Fund’s Independent Trustees or a committee thereof prior to voting.  With respect to a vote upon which a Fund overrides the third party voting service delegation, the Fund normally will vote the proxies in accordance with the Amended Proxy Voting Policies and Procedures attached to this SAI as Appendix B.

In addition, information regarding how each Fund voted proxies relating to its portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request by calling the Funds toll-free at 1-800-472-4160 or on the Funds’ website at  http://www.midasfunds.com  and on the SEC website at  http://www.sec.gov .

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Investment Manager to protect the confidentially of client holdings and prevent the selective disclosure of non-public information concerning the Funds. The Funds have adopted Portfolio Information Disclosure Procedures (“Disclosure Policies”), as described below, which set forth the policies to be followed by the Funds’ officers and the Investment Manager when disclosing information about the portfolio holdings of the Funds.

Generally, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except as provided in the Disclosure Policies; although nothing therein is intended to prevent the disclosure of any and all portfolio information to the Funds’ services providers who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality imposed by law and/or contract.  Such service providers may include, without limitation, the Investment Manager, Custodian, Bullion Custodian, fund accountants, IRPAF, attorneys, and each of their respective affiliates and advisors.

Pursuant to the Disclosure Policies, each officer of the Funds may authorize the disclosure of non-public information concerning the portfolio holdings of the Funds on a case by case basis, subject to the approval of the CCO. The Investment Manager may publicly disclose all month end portfolio holdings of all Funds after a 30 day delay. With respect to analytical information, the Investment Manager may distribute the following information concerning each Fund’s month end portfolio prior to the 30 day delay period, provided that (a) at least 15 calendar days have elapsed since the month end to which the information relates and (b) the information has been made publicly available via the Investment Manager’s website or at www.midasfunds.com  (but not earlier than the 15 calendar day restriction): top ten holdings and the total percentage of the Fund such aggregate holdings represent, sector information, and the total percentage of the Fund held in each sector, and any other analytical data that does not identify any specific portfolio holding.  Examples of permitted data include total net assets, number of holdings, market capitalization, P/E ratio, R 2, and beta.

The Investment Manager may distribute (or authorize a service provider to the Funds to distribute) month end portfolio holdings for a legitimate business purpose (which shall not include the receipt of compensation as consideration for the disclosure) before the expiration of the applicable delay periods identified above and public disclosure of the information. The Investment Manager may distribute portfolio holdings information pursuant to a  third party service arrangement with Institutional Shareholder Services (“ISS”) which provides that ISS, does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds or the portfolio securities before the expiration of the applicable delay periods identified above and public disclosure of such information. Entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed in accordance with the Disclosure Policies.

Officers or employees of the Investment Manager or the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information previously has been publicly disclosed in accordance with these Disclosure Policies. Certain exceptions to the Disclosure Policies permit the non-public disclosure of portfolio holdings to a limited group of third parties so long as the third party has signed a written confidentially agreement. Notwithstanding anything to the contrary, the Funds’ Board of Trustees and the Investment Manager may, on a case by case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.  The Disclosure Policies may not be waived, or exceptions made, without the consent of the Funds’ CCO.  All waivers and exceptions are to be disclosed to the Funds’ Board of Trustees no later than its next regularly scheduled quarterly meeting. Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.

INVESTMENT MANAGEMENT

The Investment Manager, a registered investment adviser, is a wholly owned subsidiary of Winco. Other principal subsidiaries of Winco include Midas Securities Group, Inc., the Funds’ distributor and a registered broker-dealer, and CEF Advisers, Inc., a registered investment adviser.  The principal business address of Winco and its subsidiaries, including Midas Securities Group, Inc., is 11 Hanover Square, New York, New York 10005.

Winco is a Delaware corporation whose securities are traded in the over the counter market.  Thomas B. Winmill and Mark C. Winmill control Winco through a voting trust.

Listed below are affiliated persons of the Funds who are also affiliated persons of the Investment Manager. The capacities by which they are affiliated are also included.

Affiliated Persons of the Funds, the Investment Manager, and the Distributor

Affiliated Person	Position(s) with Funds	Position(s) with Investment Manager	Position(s) with Distributor

Thomas B. Winmill	Trustee, CEO, President, General Counsel, CLO	Director, CEO, President, General Counsel, Chairman IPC, Portfolio Manager	Director, Chairman, President, Chief Executive Officer, General Counsel, and Chief Legal Officer

Thomas O’Malley	Vice President, CFO, CAO, Treasurer	Director, Vice President, CFO, Treasurer	Director, Vice President, Treasurer, Chief Accounting Officer, and Chief Financial Officer

Heidi Keating	Vice President	Vice President, Member IPC	Vice President

John F. Ramírez	Vice President, CCO, General Counsel, Secretary	Vice President, CCO, Associate General Counsel, Secretary, Member IPC	Vice President, Chief Compliance Officer, Associate General Counsel, and Secretary

INVESTMENT MANAGEMENT AGREEMENT

On [           ], the Trust entered into an Investment Management Agreement with the Investment Manager.  Under the Investment Management Agreement, the Investment Manager acts as general manager of each Fund, being responsible for the various functions assumed by it, including the regular furnishing of advice with respect to portfolio transactions. The Investment Manager also furnishes or obtains on behalf of each Fund all services necessary f or the proper conduct of the Fund’s business and administration. As compensation for its services to each Fund, the Investment Manager is entitled to a fee, payable monthly, based upon each Fund’s average daily net assets.

Under the Investment Management Agreement, the Investment Manager receives a fee at the annual rate from each of the Funds as set forth below:

Midas Fund

1.00% of the first $200 million of the Fund’s average daily net assets
.95% of average daily net assets over $200 million up to $400 million
.90% of average daily net assets over $400 million up to $600 million
.85% of average daily net assets over $600 million up to $800 million
.80% of average daily net assets over $800 million up to $1 billion
.75% of average daily net assets over $1 billion.

Midas Magic

1.00% of the first $10 million of the Fund  average daily net assets
7/8 of 1.00% of average daily net assets over $10 million up to $30 million
3/4 of 1.00% of average daily net assets over $30 million up to $150 million
5/8 of 1.00% of average daily net assets over $150 million up to $500 million
½ of 1.00% of average daily net assets over $500 million.

Perpetual Portfolio

Up to $250 million of average daily net assets . . . 0.50%
From $250 million to $500 million . . . 0.45%
Over $500 million . . . 0.40%

The foregoing fees are calculated on the daily value of each Fund’s net assets at the close of each business day. The foregoing fees for Midas Fund and Midas Magic are higher than fees paid by most other investment companies.

The Investment Management Agreement provides that the Investment Manager shall waive all or part of its fee or reimburse a Fund monthly if and to the extent that the aggregate operating expenses of a Fund exceed the most restrictive limit imposed by any state in which shares of a Fund are qualified for sale, or such lesser amount as may be agreed to by the Funds’ Board and the Investment Manager. Currently, the Funds are not subject to any such state imposed limitations. Certain expenses, such as brokerage commissions, taxes, interest, distribution fees, certain expenses attributable to investing outside the United States and extraordinary items, are excluded from this limitation.  In addition, with respect to Perpetual Portfolio, the Investment Manager has contractually agreed with the Fund to waive its management fee for the period that is one year from the effective date of the Fund's registration statement.  The Investment Manager may continue such waiver after such period, but it is not contractually obligated to do so.

During the fiscal years ended December 31, 2009, 2010, and 2011: 1) the Funds paid the Investment Manager the following fees, reflected in the column, “Amount Paid,” and 2) the Investment Manager contractually waived the fees reflected in the column, “Fees Waived”:

Year	Fund Name	Amount Paid	Fees Waived
2009	Perpetual Portfolio Midas Fund Midas Magic	$ 0 $ 934,032 $ 99,652	$35,847 $ 0 $ 0
2010	Perpetual Portfolio Midas Fund Midas Magic	$ 0 $1,145,898 $ 110,504	$44,078 $ 0 $ 0
2011	Perpetual Portfolio Midas Fund Midas Magic	$ 0 $1,037,279 $ 111,348	$76,363 $ 0 $ 0

Pursuant to the Investment Management Agreement, if requested by the Funds’ Board, the Investment Manager may provide other services to the Funds, such as the functions of billing, accounting, certain shareholder communications and services, administering state and federal registrations, filings and controls, and other administrative services. Any services so requested and performed will be for the account of the Fund and the costs of the Investment Manager in rendering such services shall be reimbursed by the Fund, subject to examination by those trustees of the Fund who are not interested persons of the Investment Manager or any affiliate thereof.  During the fiscal years ended December 31, 2009, 2010, and 2011 the Funds reimbursed the Investment Manager as follows:

Year	Fund Name	Reimbursement Amount
2009	Perpetual Portfolio Midas Fund Midas Magic	$ 11,790 $ 134,384 $ 14,680
2010	Perpetual Portfolio Midas Fund Midas Magic	$ 8,599 $ 129,915 $ 13,000
2011	Perpetual Portfolio Midas Fund Midas Magic	$ 20,065 $ 125,160 $ 12,260

Under the Investment Management Agreement, the Funds assume and pay all the expenses required for the conduct of its business including, but not limited to: (a) fees of the Investment Manager; (b) fees and commissions in connection with the purchase and sale of portfolio securities for the Funds; (c) costs, including the interest expense, of borrowing money; (d) fees and premiums for the fidelity bond required by Section 17(g) of the 1940 Act, or other insurance; (e) taxes levied against the Funds and the expenses of preparing tax returns and reports; (f) auditing fees and expenses; (g) legal fees and expenses (including reasonable fees for legal services rendered to the Funds by the Investment Manager or its affiliates); (h) salaries and other compensation of (1) any of the Funds’ officers and employees who are not officers, trustees, stockholders or employees of the Investment Manager or any of its affiliates, and (2) the Funds’ chief compliance officer to the extent determined by the independent trustees; (i) fees and expenses incidental to trustee and shareholder meetings of the Funds, the preparation and mailings of proxy material, prospectuses, and reports of the Funds to shareholders, the filing of reports with regulatory bodies, and the maintenance of the Funds’ legal existence; (j) costs of the registration of the Funds’ shares with Federal and state securities authorities (and maintenance of such registration); (k) payment of dividends; (l) costs of share certificates;  (m) fees and expenses of the independent trustees; (n) fees and expenses for accounting, administration, bookkeeping, broker/dealer record keeping, clerical, compliance, custody, dividend disbursing, reports providing and fulfillment of requests for Fund information, proxy soliciting, securities pricing, registrar, and transfer agent services (including costs and out-of-pocket expenses payable to the Investment Manager or its affiliates for such services); (o) costs of necessary office space rental and Fund web site development and maintenance; (p) costs of membership dues and charges of investment company industry trade associations; (q) such non-recurring expenses as may arise, including, without limitation, actions, suits or proceedings affecting the Funds and the legal obligation which the Funds may have to indemnify its officers and trustees or settlements made; and (r) any and all organizational expenses of the Funds paid by the Investment Manager, which shall be reimbursed by the Funds at such time or times agreed to by the Funds and the Investment Manager.

The Investment Management Agreement provides that the Investment Manager will not be liable to a Fund or any shareholder of the Fund for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates. Nothing contained in the Investment Management Agreement, however, shall be construed to protect the Investment Manager against any liability to a Fund by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of obligations and duties under the Investment Management Agreement.

The Investment Management Agreement will continue automatically for two years from the date of its adoption  Thereafter, the Investment Management Agreement will continue with respect to each Fund for successive periods of twelve months, provided that its continuance is specifically approved at least annually for each Fund by (a) the Board or by the holders of a majority of the outstanding voting securities of a Fund as defined in the 1940 Act, and (b) a vote of a majority of the Trustees who are not parties to the Investment Management Agreement, or interested persons of any such party. The Investment Management Agreement may be terminated without penalty at any time either by a vote of the Funds’ Board or the holders of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act, on 60 days’ written notice to the Investment Manager, or by the Investment Manager on 60 days’ written notice to a Fund, and shall immediately terminate in the event of its assignment.

Performance Driven Properties, Inc., a wholly owned subsidiary of Winco, has granted the Funds a non-exclusive license to use various service marks and domain names including  ”Midas” under certain terms and conditions on a royalty free basis. Such license may be withdrawn in the event the Investment Manager or another subsidiary of Winco is not the Funds’ investment manager. If the license is terminated, the Funds will eliminate all reference to those marks in their corporate name and cease to use any of such service marks or any similar service marks in its business.

PORTFOLIO MANAGERS

Perpetual Portfolio’s and Midas Magic’s portfolios are managed by the IPC.  The following table provides information relating to each member and their role within the IPC.

Name	Title	Business Experience During Past Five Years
Thomas B. Winmill	Chairman	See biographical information above.
Mark C. Winmill	Chief Investment Strategist
Executive Vice President and Director of Winco since 2000. He is President, Chief Executive Officer, and a Director of Tuxis Corporation and its subsidiaries since 2005, Vice President of Bexil Corporation since 2005, Executive Vice President of CEF Advisers, Inc. since 2012, and President, Chief Executive Officer and a Director of Global Income Fund since 2012. He is the Director of the New York Self Storage Association.

John F. Ramírez	Director of Fixed Income	See biographical information above.
Heidi Keating	Trading	See biographical information above.

Each member of the IPC receives compensation for his or her services.  Thomas B. Winmill is the portfolio manager of Midas Fund.  As of December 31, 2011, the IPC member compensation plan generally consists of base salary, employee benefits plan participation, qualified retirement plan participation, annual and asset level bonuses, certain prerequisites, and participation in equity based compensation plans.  A portion of an IPC member’s compensation may be deferred based on criteria established by the Investment Manager, or at the election of the IPC member.

Each IPC member’s base salary is determined annually by level of responsibility and tenure at the Investment Manager or its affiliates. The primary components of each IPC member’s annual bonus are based on (i) number of weeks’ salary paid as annual bonuses to employees generally of the Investment Manager and its affiliates, and (ii) the financial performance of the Investment Manager and its affiliates.  A subjective component of each IPC member’s annual bonus is based on the IPC member’s overall contribution to management of the Investment Manager and its affiliates.  IPC members may receive an asset level bonus upon assets under management reaching certain levels.  Each IPC member also may be compensated under equity based compensation plans linked to increases or decreases in the market value of the stock of parent of the Investment Manager and its affiliates.

The IPC member compensation plan may give rise to potential conflicts of interest. Each IPC member’s base pay tends to increase with additional and more complex responsibilities often reflecting increased assets under management and marketing efforts, which together indirectly link compensation to sales of Fund shares.  The asset level bonus, although intended to encourage above average investment performance and account servicing, as well as lower expense ratios may give rise to potential conflicts of interest by linking compensation to sales.  The management of multiple Funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the Funds and accounts have different objectives, benchmarks, time horizons, and fees as the IPC member must allocate his or her time and investment ideas across multiple Funds and accounts.  Each IPC member may execute transactions for one Fund or account that may adversely impact the value of securities held by another Fund. Securities selected for one Fund or accounts rather than another Fund may outperform the securities selected for the Fund.  The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds’ codes of ethics will adequately address such conflicts.  There may exist a conflict with respect to Mr. Ramirez’ role on the IPC and his role as Chief Compliance Officer.

The following table provides information relating to other accounts managed where the IPC member is jointly or primarily responsible for day to day management as of December 31, 2011. No IPC member manages such accounts or assets with performance based advisory fees, or other pooled investment vehicles.

Portfolio Managers		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas B. Winmill	Number:	2	N/A	2
	Assets (millions):	$145	N/A	$0
Bassett S. Winmill1	Number:	3	N/A	N/A
	Assets (millions):	$151	N/A	N/A
John F. Ramírez	Number:	2	N/A	2
	Assets (millions):	$145	N/A	$0
Heidi Keating	Number:	2	N/A	N/A
	Assets (millions):	$145	N/A	N/A
Mark C. Winmill2	Number:	3	N/A	N/A
	Assets (millions):	$151	N/A	N/A

1 Bassett S. Winmill passed away on May 15, 2012.
2 The information relating to the number of other accounts managed by Mark C. Winmill is as of June 18, 2012.

As of [                      ], 2012, the dollar range of shares beneficially owned by: Thomas B. Winmill of Midas Fund was $[ ], of Midas Magic was $[ ], and of Perpetual Portfolio was $[ ]; John F. Ramírez of Midas Fund was $[ ], of Midas Magic was $[ ], and of Perpetual Portfolio was $[ ]; Heidi Keating of Midas Fund was $[], of Midas Magic was $[], and of Perpetual Portfolio was $[]; and Mark C. Winmill of Midas Fund was $[], of Midas Magic was $[], and of Perpetual Portfolio was $[].

DISTRIBUTION OF SHARES

Pursuant to a Distribution Agreement, the Distributor, whose address is 11 Hanover Square, New York, NY 10005, acts as principal distributor of each Fund’s shares. Under the Distribution Agreement with the Trust and on behalf of each Fund, the Distributor uses its best efforts, consistent with its other businesses, to sell shares of each Fund. Fund shares are sold continuously.

Pursuant to the Plan of Distribution adopted by the Trust on behalf of each Fund pursuant to Rule 12b-1 under the 1940 Act, (i) Perpetual Portfolio and Midas Fund each pay the Distributor monthly a fee of 0.25% per annum of the Fund’s average daily net assets as compensation for its distribution and service activities and (ii) Midas Magic pays the Distributor monthly a fee in the amount of 0.25% per annum of the Fund’s average daily net assets as compensation for service activities and a fee in the amount of 0.75% of the Fund’s average daily net assets as compensation for distribution activities.  During the fiscal year ended December 31, 2011, Perpetual Portfolio, Midas Fund, and Midas Magic paid to the Distributor a fee in the amount of $38,181, $259,319, and $112,981, respectively, under the Plan.

In performing distribution and service activities pursuant to the Plan, the Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of Fund shares or the servicing and maintenance of shareholder accounts, including, but not limited to:  advertising, direct mail, and promotional expenses; compensation to the Distributor and its employees; compensation to and expenses, including overhead and telephone and other communication expenses, of the Distributor, the Investment Manager, the Funds, and selected dealers and their affiliates who engage in or support the distribution of shares or who service shareholder accounts; fulfillment expenses, including the costs of printing and distributing prospectuses, statements of additional information, and reports for other than existing shareholders; the costs of preparing, printing and distributing sales literature and advertising materials; and internal costs incurred by the Distributor and allocated by the Distributor to its efforts to distribute shares of a Fund or service shareholder accounts such as office rent and equipment, employee salaries, employee bonuses and other overhead expenses.

Among other things, the Plan provide that:  (1) the Distributor will submit to the Funds’ Board at least quarterly, and the Board will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment or agreement related thereto is approved, by the Board, including those Trustees who are not “interested  persons” of the Funds and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (“Plan Trustees”), acting in person at a meeting called for that purpose, unless terminated by vote of a majority of the Plan Trustees, or by vote of a majority of the outstanding voting securities of a Fund; (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund; and (4) while the Plan remains in effect, the selection and nomination of Trustees who are not “interested persons” of the Funds shall be committed to the discretion of the Trustees who are not interested persons of the Funds.

The Distributor has entered into a related agreement with Hanover Direct Advertising Company, Inc. (“Hanover Direct”), a wholly owned subsidiary of Winco, in an attempt to obtain cost savings on the marketing of the Funds’ shares. Thomas B. Winmill and Mark C. Winmill control Winco through a voting trust. Hanover Direct normally will provide services, if any, to the Distributor on behalf of the Funds at standard industry rates, which includes commissions. The amount of Hanover Direct’s commissions over its cost of providing Fund marketing normally will be credited to distribution expenses and represent a discount on marketing expense of the Distributor. To the extent Hanover Direct’s costs exceed such commissions, Hanover Direct normally will absorb any of such costs.  The Hanover Direct agreement has been approved by the Board and by the Plan Trustees.

It is the opinion of the Board that the Plan is necessary to maintain a flow of subscriptions to offset redemptions. Redemptions of mutual fund shares are inevitable. If redemptions are not offset by subscriptions, a fund shrinks in size and its ability to maintain quality shareholder services declines. Eventually, redemptions could cause a fund to become uneconomic. Furthermore, an extended period of significant net redemptions may be detrimental to orderly management of the portfolio. The offsetting of redemptions through sales efforts benefits shareholders by maintaining the viability of a fund. In periods where net sales are achieved, additional benefits may accrue relative to portfolio management and increased shareholder servicing capability. Increased assets enable a Fund to further diversify its portfolio, which spreads and reduces investment risk while increasing opportunity. In addition, increased assets enable the establishment and maintenance of a better shareholder servicing staff which can respond more effectively and promptly to shareholder inquiries and needs. While net increases in total assets are desirable, the primary goal of the Plan is to prevent a decline in assets serious enough to cause disruption of portfolio management and to impair the Funds’ ability to maintain a high level of quality shareholder services.

The Plan increases the overall expense ratio of the Funds; however, a substantial decline in Fund assets is likely to increase the portion of a Fund’s expense ratio comprised of management fees and fixed costs (i.e., costs other than the Plan), while a substantial increase in Fund assets may be expected to reduce the portion of the expense ratio comprised of management fees (reflecting a larger portion of the assets falling within fee scale down levels), as well as of fixed costs. Nevertheless, the net effect of the Plan is to increase overall expenses. To the extent the Plan maintains a flow of subscriptions to the Funds, there results an immediate and direct benefit to the Investment Manager by maintaining or increasing its fee revenue base, diminishing the obligation, if any, of the Investment Manager to make an expense reimbursement to a Fund, and eliminating or reducing any contribution made by the Investment Manager to marketing expenses. Other than as described herein, no Trustee or interested person of a Fund has any direct or indirect financial interest in the operation of the Plan or any related agreement.

The principal types of activities for which payments are or will be made under the Plan include those incurring charges for compensation, occupancy, telephone, fulfillment, advertising, printing, public relations, postage, and dealer payments.

During the Funds’ fiscal year ended December 31, 2011, payments were made under the Plan covered the following activities in the following approximate amounts:

Activity	Perpetual Portfolio	Midas Fund	Midas Magic

Advertising1	$ 2,453	$ 21,458	$11,092

Printing and Mailing Prospectuses2	$ 7,595	$ 22,333	$12,702

Payments to the Third Parties3	$11,729	$ 79,483	$ 1,536

Compensation of Sales Personnel4	$14,003	$116,109	$74,839

Miscellaneous Expenses5	$ 2,401	$ 19,936	$12,812

1 Including print, video, and public relations expenses.
2 Printing, postage, and fulfillment expenses for prospectuses, shareholder reports, and other Fund literature.
3 Dealer payments for distribution of Funds shares.
4 Distributor personnel.
5 Including allocated occupancy and telephone expenses.

These amounts have been derived by determining the ratio each such category represents to the total expenditures incurred by the Distributor in performing services pursuant to the Plan for such period and then applying such ratio to the total amount of compensation paid by a Fund and received by the Distributor (except with regard to Perpetual Portfolio, where the Distributor voluntarily waived actual payment) pursuant to the Plan for such period.

DETERMINATION OF NET ASSET VALUE

A Fund’s NAV per share is determined as of the close of regular trading in equity securities on the New York Stock Exchange (“NYSE”) (currently, 4:00 p.m., eastern time, unless weather, equipment failure, or other factors contribute to an earlier closing) each day the NYSE is open for trading (“Business Day”).  The NYSE is generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday (Presidents’ Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Gold and silver bullion is valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Funds may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a bond dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by each Fund’s Board of Trustees, called “fair value pricing.” Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available or reliable market quotation for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

PURCHASE AND REDEMPTION OF SHARES

A Fund will only issue shares upon payment of the purchase price by check made payable to the Fund’s order in U.S. dollars and drawn on a U.S. bank, or by Federal Reserve wire transfer, the cost of such wire service to be paid by the shareholder.  Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted.  No share certificates will be issued. Shares will be registered in the name of the shareholder or broker or its nominee by book entry in the stock transfer books of the Fund or its transfer agent. Each Fund reserves the right to reject any order, to cancel any order due to nonpayment, to accept initial orders by telephone, and to waive the limit on subsequent orders by telephone, with respect to any person or class of persons. In order to permit the Fund’s shareholder base to expand, to avoid certain shareholder hardships, to correct transactional errors, and to address similar exceptional situations, the Fund may waive or lower the investment minimums with respect to any person or class of persons. The Funds make no guarantees with respect to available trading vehicles and no promise of a right to make trades via telephone, fax, or internet. Orders to purchase shares are not binding on a Fund until they are confirmed by the Fund’s transfer agent.

If an order is canceled because of non-payment or because the purchaser’s check does not clear, the purchaser will be responsible for any loss the Fund incurs. If the purchaser is already a shareholder, the Fund can redeem shares from the purchaser’s account to reimburse the Fund for any loss.   In addition, the purchaser may be prohibited or restricted from placing future purchase orders for shares of the Fund or any of the other Funds.

The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. The Fund may be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. A shareholder’s order will be priced at the Fund’s NAV next computed after such order is accepted by an authorized broker or the broker’s authorized designee. Some transactions effected through financial intermediaries may be subject to different terms than those set forth in the Fund’s Prospectus.

Each Fund may redeem for any reason, at any time, at current NAV all shares owned or held by any one shareholder having an aggregate current net asset value of any amount, subject to the requirements of applicable law. If not paid otherwise, account charges for the $20 small account fee will be paid by the Fund redeeming shares. Qualified plan accounts offered by the Funds, such as individual retirement accounts (“IRAs”) or health savings accounts (“HSAs”), do not have annual custodial fees. The annual custodial fees for such accounts will be borne by the Fund.  IRAs, however, will be subject to a pre-age 59-½ distribution/transfer fee of $10 and a plan termination fee of $20 per IRA. HSAs, will be subject to a distribution/transfer fee of $10 and a plan termination fee of $20 per HSA.

Each Fund is designed as a long term investment, and short term trading is discouraged. Short term trading by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs.  To discourage short term trading, a Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short term trading practices, which the Fund, the Investment Manager, or the Distributor believes may have an adverse impact on the Fund.

“Late trading” refers to the practice of placing orders to purchase or redeem a mutual fund’s shares with the fund’s transfer agent or an authorized intermediary after the designated time (the “Pricing Time”) as of which the fund calculates its NAV (usually the close of trading on the New York Stock Exchange or 4:00 p.m. ET), but receiving the price based on the prior calculated NAV.  “Late trading” also refers to the practice of placing conditional trade orders prior to the Pricing Time with the option of withdrawing or confirming the trade orders after the Pricing Time. Late traders gain the possibility of an information advantage based on news after the Pricing Time that could affect the value of a fund’s holdings but is not reflected in the NAV pricing for that day. The Investment Manager and the Distributor have established the following policies and procedures to detect and prevent late trading: no associated person of the Investment Manager or the Distributor may effect or facilitate late trading in the shares of any Fund; the Investment Manager, the Distributor, and their associated persons are prohibited from entering into any agreement or adopting any practice with the purpose of permitting any person to engage in late trading; all orders for trades in the shares of a Fund that are received after the Pricing Time for the Fund will be submitted for processing and pricing for the next calculated price; the transfer agent and its associated persons will not permit an investor, broker, or other intermediary to alter, cancel, or withdraw a trade order in the shares of a Fund after the Pricing Time for that Fund, except to correct a manifest error and subject to the approval of the CCO; any associated person of the Investment Manager or the Distributor who becomes aware of any actions taken to effect or facilitate late trading in the shares of a Fund must promptly report the actions to the CCO.

 “Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing.  Market timing transactions include trades in mutual fund shares that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings – for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible. Funds, such as Midas Fund and Midas Magic, that invest a substantial portion of their assets in foreign securities may be subject to the risks associated with market timing and short term trading strategies to a greater extent than funds that do not.  Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Market timing can have a dilutive effect on the value of the investments of long term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders. In order to assist in the detection and prevention of market timing that may have an impact on a Fund, the Investment Manager and the Distributor have established the following policies and procedures:  the Investment Manager monitors for market timers in an attempt  to identify potential market timers and determine whether further action is warranted; the Investment Manager may direct the transfer agent to reject any purchase or exchange orders, in whole or in part, including trading orders that in its opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Fund(s).  The Investment Manager may consider the trading history of accounts under common ownership or control to determine whether to direct the transfer agent to reject an order; it may be difficult to identify whether particular orders placed through banks, brokers, investment representatives, or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Fund(s). Accordingly, the Investment Manager may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the affected Fund(s);  the Investment Manager or the Distributor will seek the cooperation of broker-dealers and other third party intermediaries by requesting information from them regarding the identity of investors who are trading in the Funds, and restricting access to a Fund by a particular investor; any associated person of the Investment Manager or the Distributor who becomes aware of any actions taken to undertake, effect, or facilitate a market timing transaction contrary to a representation made in a Fund’s Prospectus or SAI will report the actions to the CCO.

If shares of any Fund held for 30 days or less are redeemed or exchanged, the Fund will deduct a redemption fee equal to 1% of the NAV of shares redeemed or exchanged. Redemption fees are retained by the Fund.

Midas Fund and Perpetual Portfolio

In-Kind Redemptions.

Either Fund may require redeeming shareholders to accept readily tradable gold or silver bullion, coins, ETF shares, or other Fund holdings (collectively “redemption assets”) in complete or partial payment of redemptions in instances where so doing may provide a benefit to the Fund.

If a Fund elects to dispose of assets through such in-kind redemptions, it will inform the Transfer Agent of the assets to be used and the order in which to use them. The Transfer Agent thereafter normally would honor all redemption requests, in the order received, by distributing the designated assets. Generally, the Transfer Agent would continue to effect all redemption requests for the Fund with in-kind distributions until the designated assets were exhausted or until the Fund instructs the Transfer Agent otherwise.

A Fund normally may not require a shareholder to accept an asset in an in-kind redemption if the necessary costs of selling the asset by a broker or other institution selected by the Fund (in the form and quantity distributed to the shareholder) exceed 2% of the asset’s value at the time of the redemption.

The Fund will select a broker or other institution in its sole discretion for shareholders to sell the assets distributed them in an in-kind redemption.  In the event that a shareholder selects another broker or institution to sell assets distributed to such shareholder, the Fund to the extent practicable normally would deliver the assets to the shareholder as such shareholder directs.

The Fund will seek to inform the shareholder of the delivery of the redemption assets to such an account at or about the time of the in-kind redemption.  Once the shareholder is informed of such delivery, all risk of transfer and ownership of such redemption assets is assumed by such shareholder.

The Fund has also adopted the following operating policies with respect to in-kind redemptions:

•	the Fund shall identify before 4:00 p.m. ET of the day on which such in-kind redemptions will be required, assets held by the Fund that are available for in-kind redemption;

•	the asset price used to effect the redemption shall be the respective asset price used to calculate the net asset value of the shares being redeemed; and

•	in-kind redemptions may be limited to assets for which market quotations are readily available.

ALLOCATION OF BROKERAGE

Each Fund seeks to obtain prompt execution of orders at the most favorable net prices. Transactions are directed to brokers and dealers qualified to execute orders or provide brokerage and research services. The Investment Manager may also allocate portfolio transactions to broker/dealers that remit a portion of their commissions as a credit against the charges of Fund service providers.  No formula exists and no arrangement is made with or promised to any broker/dealer which commits either a stated volume or percentage of brokerage business based on brokerage and research services furnished to the Investment Manager.  Although Fund transactions in some securities are usually with dealers acting as principals at net prices incurring little or no brokerage costs, in other circumstances, however, the Fund may engage a broker as agent for a commission to effect transactions for such similar securities. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. While the Investment Manager generally seeks competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

The Investment Manager directs portfolio transactions to broker/dealers for execution on terms and at rates which it believes, in good faith, to be reasonable in view of the overall nature and quality of services provided by a particular broker/dealer, including brokerage and research services.  With respect to brokerage and research services, consideration may be given in the selection of broker/dealers to brokerage or research provided and payment may be made for a fee higher than that charged by another broker/dealer which does not furnish brokerage or research services or which furnishes brokerage or research services deemed to be of lesser value, so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”), or other applicable law are met. Section 28(e) of the 1934 Act specifies that a person with investment discretion shall not be “deemed to have acted unlawfully or to have breached a fiduciary duty” solely because such person has caused the account to pay a higher commission than the lowest available under certain circumstances. To obtain the benefit of Section 28(e), the person so exercising investment discretion must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Thus, although the Investment Manager may direct portfolio transactions without necessarily obtaining the lowest price at which such broker/dealer, or another, may be willing to do business, the Investment Manager seeks the best value to the Fund on each trade that circumstances in the market place permit, including the value inherent in ongoing relationships with quality brokers.

Sometimes, it is not possible to determine the extent to which commissions that reflect an element of value for brokerage or research services might exceed commissions that would be payable for execution alone, nor can the value of such services to the Fund be measured in some cases. There is no certainty that such services so acquired, will be beneficial to the Fund. These services may include brokerage and research services as defined in Section 28(e)(3) of the 1934 Act, which presently include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Pursuant to arrangements with certain broker/dealers, such broker/dealers provide and pay for various research oriented computer hardware, software,  market pricing information, investment subscriptions and memberships, and other third party and internal research of assistance to the Investment Manager in the performance of its investment decision making responsibilities for transactions effected by such broker/dealers for the Fund. Commission “soft dollars” may be used only for “brokerage and research services” provided directly or indirectly by the broker/dealer and cash payments are not be made by such broker/dealers to the Investment Manager. To the extent that commission “soft dollars” do not result in the provision of any “brokerage and research services” by a broker/dealer to whom such commissions are paid, the commissions, nevertheless, are the property of such broker/dealer. To the extent any such services are utilized by the Investment Manager for other than the performance of its investment decision making responsibilities, the Investment Manager makes an appropriate allocation of the cost of such services according to their use.

During the fiscal years ended December 31, 2009, 2010, and 2011, Perpetual Portfolio, Midas Fund, and Midas Magic paid the following brokerage commissions:

Year	Fund Name	Total Amount Paid

2009	Perpetual Portfolio Midas Fund Midas Magic	$ 444 $ 245,447 $ 617

2010	Perpetual Portfolio Midas Fund Midas Magic	$ 176 $ 219,407 $ 473

2011	Perpetual Portfolio Midas Fund Midas Magic	$ 1,914 $ 144,589 $ 341

Bunched Trades

Investment decisions for a Fund are made independently based on each Fund’s investment objectives and policies. The same investment decision, however, may occasionally be made for two or more Funds in the Fund Complex. In such a case, the Investment Manager may combine orders for two or more Funds for a particular security (a “bunched trade”) so that all Funds participating in the bunched trade receive the same execution price with all transaction costs ( e.g.  commissions) shared on a pro rata basis. In the event that there are insufficient securities to satisfy all orders, the partial amount executed may be allocated among participating Funds pro rata on the basis of order size. In the event of a partial fill and the portfolio manager does not deem the pro rata allocation of a specified number of shares to a particular Fund to be sufficient, the portfolio manager may waive in writing such allocation. In such event, the Fund’s pro rata allocation may be reallocated to the other Funds that participated in the bunched trade. Following trade execution, portfolio managers may determine in certain instances that it may be fair and equitable to allocate securities purchased or sold in such trade in a manner other than that which may follow from a mechanical application of the procedures outlined above. Such instances may include: (I) partial fills and special Funds (in the event that there are insufficient securities to satisfy all orders, it may be fair and equitable to give designated Funds with special investment objectives and policies some degree of priority over other types of Funds.); or (ii) unsuitable or inappropriate investment (it may be appropriate to deviate from the allocation determined by application of these procedures if it is determined before the final allocation that the security in question may be unsuitable or inappropriate for one or more of the Funds originally designated). While in some cases this practice could have a detrimental effect upon the price or quantity of the security available with respect to a Fund, the Investment Manager believes that a bunched trade can generally result in more equitable execution and prices. Research services provided by brokers through which the Funds effect securities transactions may be used by the Fund’s Investment Manager in servicing all of its Funds and other accounts and not all of these services may be used by the Investment Manager in connection with the Funds. The accounts aggregated may include those accounts in which the Investment Manager’s officers, directors, agents, employees, or affiliates own interests.

Other

A Fund is not obligated to deal with any particular broker/dealer. Certain broker/dealers that Funds in the Fund Complex do business with may, from time to time, own more than 5% of the publicly traded Class A non-voting common stock of Winco, the parent of the Investment Manager, or shares of Winco’s publicly traded affiliates.

A Fund’s portfolio turnover rate may vary from year to year and will not be a limiting factor when the Investment Manager deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a Fund’s annual purchases or sales of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. A higher portfolio turnover rate involves correspondingly greater transaction costs and increases the potential for recognition of net capital gains and resulting larger taxable distributions to shareholders.

Certain broker/dealers are paid a fee for record keeping, shareholder communications, and other services provided by them to investors purchasing shares of a Fund through the “no transaction fee” or other programs offered by such brokers. This fee is based on the value of the investments in a Fund made by such brokers on behalf of investors participating in such programs. The Funds’ Board has authorized the Investment Manager to place Fund brokerage transactions with such brokers on the same basis as other brokers. Commissions earned by such brokers from executing portfolio transactions on behalf of a Fund may be credited by them against the fee they charge a Fund, on a basis which has resulted from negotiations between the Investment Manager and such brokers.

DISTRIBUTIONS AND TAXES

Taxation of the Funds

To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short term capital gain over net long term capital loss (“short-term capital gain”), and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements.  With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies, and (ii) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (ii) not more than 25% of the value of its total assets may be invested in (a) securities (other than government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) securities of one or more QPTPs (“Diversification Requirement”).

Perpetual Portfolio and Midas Fund each may invest in gold and silver, Midas Fund may invest in other precious metals, and each of them may invest in options and futures thereon and ETFs that invest therein.  A Fund’s gains derived from its investments in options or futures contracts on precious metals generally will constitute qualifying income for purposes of the Income Requirement only if they are realized in connection with certain hedging transactions.  Moreover, direct investments in precious metals would have adverse tax consequences for a Fund and its shareholders if it either (1) derived more than 10% of its gross income in any taxable year from gains from the disposition of precious metals and from other income that does not qualify under the Income Requirement or (2) held precious metals in such quantities that it failed to satisfy the 50% Diversification Requirement (described in clause (2)(i) of the preceding paragraph) for any quarter of its taxable year.  Each Fund intends to continue to manage its portfolio so as to avoid failing to satisfy those requirements for these reasons.

If a Fund failed to qualify for treatment as a RIC for any taxable year – either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable, or determined not to, avail itself of provisions enacted as part of the Regulated Investment Company Modernization Act of 2010 that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements – it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain ( i.e.,   the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s earnings and profits.  Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” ( i.e.,  dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) (“QDI”) would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%).  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities.  Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

A Fund may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  Under certain circumstances, a Fund that holds stock of a PFIC will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders.  The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  A Fund’s distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the Fund’s incurring the foregoing tax and interest obligation, the Fund will be required to include in income each taxable year its  pro rata  share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark-to-market” any stock in a PFIC it owns at the end of its taxable year.  ”Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).  A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that a Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein.  While each Fund generally will seek to minimize its investments in PFIC shares, and to make appropriate elections when they are available, to minimize the tax consequences detailed above, there are no guarantees that each will be able to do so.

The Funds’ use of hedging strategies, such as writing (selling) and purchasing options and futures and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Funds realize in connection therewith.  Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Some futures contracts, foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) – except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement – in which a Fund invests may be subject to Code section 1256 (collectively, “section 1256 contracts”).  Any section 1256 contracts a Fund holds at the end of its taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) must be “marked-to-market” (that is, treated as having been sold at market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts will be treated as long term capital gain or loss; the remainder will be treated as short term capital gain or loss.  These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement ( i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it.  A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing ( i.e ., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Each Fund may acquire zero coupon securities or other securities issued with original issue discount (“OID”).  As a holder of those securities, each Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year.  Because each Fund annually must distribute substantially all of its investment company taxable income (including accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of its securities.  A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income that a Fund derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or real estate investment trust (“REIT”)) and is not a QPTP will be treated as qualifying income under the Income Requirement only to the extent it would be qualifying income if realized directly by the Fund in the same manner as realized by that company.

Each Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP.  A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs.  Although those regulations have not yet been issued, the U.S. Treasury Department and the Internal Revenue Service (the “Service”) have issued a notice (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” ( i.e., governmental units and tax-exempt entities that are not subject to tax on their unrelated business taxable income (“UBTI”)) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate.  Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, IRAs, and public charities) constitutes UBTI to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)).  The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends.  Each Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

Taxation of the Funds’ Shareholders

Fund dividends, if any, derived from interest on certain U.S. Government Securities may be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements the Fund must meet, but income from repurchase agreements and interest on mortgage-backed U.S. Government Securities generally are not so exempt.

A portion of each Fund’s dividends may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to certain holding period and other restrictions.  However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the AMT.

If a shareholder purchases shares of a Fund within 30 days before or after redeeming other shares of that Fund at a loss, all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares.  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long term, instead of short term, capital loss to the extent of any capital gain distributions received on those shares.

Each Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number.  Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

Dividends a Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate).

Each Fund has chosen the average cost method as its default cost basis method. Under the average cost method, all of the share purchase costs are added together in an aggregate cost amount. The cost per share is then determined by dividing the aggregate cost amount by the total shares in the account. The basis of the shares redeemed is determined by multiplying the shares redeemed by the cost per share. Each Fund’s default cost basis reporting method will be used unless a Fund shareholder selects a different cost basis method. If a shareholder prefers another reporting method, they can elect their preferred method by sending a letter of instruction with their preferred method to the address below no later than December 31, 2011:  Midas Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Effective January 1, 2012, if a shareholder has not proactively elected a cost basis method, they may retroactively elect a cost basis method before their first sale or exchange of shares. Whether a shareholder is changing from the average cost method to another cost basis method or changing to the average cost method from another cost basis method, their request must always be in writing. Once a shareholder’s shares have been sold or exchanged, the cost basis method applied at the time of the sale or exchange cannot be changed. A shareholder may only elect another method for futures sales or exchanges.

In addition to the previous requirement to report the gross proceeds from a redemption of shares, each Fund (or its administrative agent) must report to the Service and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short term (one year or less) or long term (more than one year) holding period.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

The foregoing is only a general summary of some of the important federal tax considerations generally affecting the Funds and their shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to dividends and other distributions therefrom.

CAPITAL STOCK INFORMATION

The Funds may issue additional series of shares. Currently, the Funds each offer only one class of shares, but the Board is authorized to create additional classes and series.

Fund stockholders are entitled to one vote for each share and a fractional vote for each fraction of a share they own. Voting rights are not cumulative in the election of Trustees. All shares of a Fund are fully paid and non-assessable and have no preemptive or conversion rights. Shares may be redeemed from a Fund at their then current net asset value on any day that the Fund is open for business.

The Funds do not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by the Funds of a request in writing signed by shareholders holding not less than 10% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing Trustees until such time as less than a majority of Trustees holding office have been elected by shareholders, at time which the Trustees then in office will call a shareholders’ meeting for the election of Trustees. To the extent that Section 16(c) of the 1940 Act applies to a Fund, the Trustees are required to call a meeting of shareholders for the purpose of voting  upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record of not less than 10% of that Fund's outstanding shares.

On certain matters such as the election of Trustees, all shares of each of the Funds vote together as a single class. On other matters affecting a particular Fund, the shares of that Fund vote together as a separate class, such as with respect to a change in an investment restriction of a particular Fund, except that as to matters for which a separate vote of a class is required by the 1940 Act or which affects the interests of one or more particular classes, the affected shareholders vote as a separate class. In voting on an investment management agreement, approval by the shareholders of a Fund is effective as to that Fund whether or not enough votes are received from the shareholders of the other Fund to approve the investment management agreement for the other Fund.

REPORTS TO SHAREHOLDERS

Each Fund issues, at least semi-annually, a report to its shareholders including a list of investments held and statements of assets and liabilities, operations, and changes in net assets of each Fund. Each Fund’s fiscal year ends on December 31.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105, has been retained to act as Custodian of each Fund’s investments (except gold bullion and other precious metals) and may appoint one or more subcustodians. The Custodian is responsible for the safekeeping of Fund assets, and (its affiliate) acts as a securities lending agent and a securities lender for short selling transactions by the Funds. As part of its agreement with the Funds, the Custodian may apply credits or charges for its services to the Funds for, respectively, positive or deficit cash balances maintained by the Funds with the Custodian. HSBC Bank USA, N.A., 452 Fifth Avenue, New York, NY 10018, has been retained to act as Bullion Custodian of Midas Fund’s and Perpetual Portfolio’s investments in gold bullion and other precious metals. Huntington Asset Services, Inc., P.O. Box 6110, Indianapolis, IN 46206-6110, acts as the Funds Transfer and Dividend Disbursing Agent and performs accounting and tax services for the Funds.

The Funds and/or the Distributor have entered into certain agreements with third party service providers (“Recordkeepers”) pursuant to which the Funds participate in various “no transaction fee” and other distribution programs offered by the Recordkeepers and pursuant to which the Recordkeepers provide distribution services, shareholder services, and/or co-transfer agency services. The fees of such Recordkeepers are charged to a Fund for co-transfer agency services and to the Distributor for distribution and shareholder services and allocated between the Distributor and the Fund in a manner deemed equitable by the Funds’ Board.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP (“Tait, Weller”), 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is each Fund’s IRPAF.  Tait, Weller audits each Fund’s financial statements annually.

APPENDIX A – SECURITIES RATINGS

A rating by a rating agency represents the service’s opinion as to the general credit quality of the security being rated and is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Individual services and their respective analysts give different weightings to the various factors involved in a credit analysis and may issue different credit ratings for the same security. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account, among others, market value or suitability for a particular investor. Ratings are generally based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable; however, rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Ratings may be changed, suspended or withdrawn. The following is a description of the ratings used by Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), and Moody’s Investors Service, Inc. (“Moody’s”) with respect to bonds, commercial paper, preferred stocks and convertible securities.

S&P Corporate Long term Obligation Ratings:

The following descriptions of S&P’s long term obligation ratings have been published by Standard & Poor’s Financial Service LLC.

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C – A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D – An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) – The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Long term Obligation Ratings:

The following descriptions of Moody’s long term obligation ratings have been published by Moody’s Investors Service, Inc.

Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P’s Short term Obligation Ratings:

The following descriptions of S&P’s short term issue credit ratings have been published by Standard & Poor’s Financial Service LLC.

A-1 – A short term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 – A short term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 – A short term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 – A short term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short term compared to other speculative-grade obligors.

B-2 – A short term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short term compared to other speculative-grade obligors.

B-3 – A short term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short term compared to other speculative-grade obligors.

C – A short term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D – A short term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long term rating symbols are used for bonds to denote the long term maturity and the short term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short term demand debt, note rating symbols are used with the short term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Short term Obligation Ratings:

The following descriptions of Moody’s short term obligation ratings have been published by Moody’s Investors Service, Inc.

P-1 –  Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short term ratings enhanced by the senior-most long term rating of the issuer, its guarantor or support-provider.

Commercial Paper Ratings

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

APPENDIX B – PROXY VOTING

AMENDED PROXY VOTING POLICIES AND PROCEDURES
2012

Midas Perpetual Portfolio, Inc.
Midas Fund, Inc.
Midas Magic, Inc.

Each of Midas Perpetual Portfolio, Inc., Midas Fund, Inc., and Midas Magic, Inc. (the “Funds”) delegate the responsibility for voting proxies of portfolio companies held in such Fund’s portfolio to Institutional Shareholder Services (“ISS”).  A concise summary of the Proxy Voting Guidelines of ISS (see attached) is incorporated by reference herein as such Fund’s proxy voting policies and procedures, as supplemented by the terms hereof.  Each Fund retains the right to override the delegation to ISS on a case-by-case basis, in which case the  ADDENDUM – NON-DELEGATED PROXY VOTING POLICIES AND PROCEDURES   supersede the Proxy Voting Guidelines of ISS in their entirety. In all cases, each Fund will seek to vote its proxies in the best interests of the Fund.

With respect to a vote upon which a Fund overrides the delegation to ISS, to the extent that such vote presents a material conflict of interest between the Fund and its Investment Manager or any affiliated person of the Investment Manager, a Fund normally will disclose such conflict to, and obtain consent from, its Independent Trustees, or a committee thereof, prior to voting the proxy.

ADDENDUM
NON-DELEGATED PROXY VOTING POLICIES AND PROCEDURES

These proxy voting policies and procedures are intended to provide general guidelines regarding the issues they address.  As such, they cannot be “violated.” In each case the vote generally will be based on maximizing shareholder value over the long term, as consistent with overall investment objectives and policies.

Board and Governance Issues

Board of Director Composition

Typically, we will not object to slates with at least a majority of independent directors.

We generally will not object to shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

Approval of IRPAF

We will evaluate on a case-by-case basis instances in which the audit firm has a significant audit relationship with the company to determine whether we believe independence has been compromised.

We will review and evaluate the resolutions seeking ratification of the auditor when fees for financial systems design and implementation substantially exceed audit and all other fees, as this can compromise the independence of the auditor.

We will carefully review and evaluate the election of the audit committee chair if the audit committee recommends an auditor whose fees for financial systems design and implementation substantially exceed audit and all other fees, as this can compromise the independence of the auditor.

Increase Authorized Common Stock

We will generally support the authorization of additional common stock necessary to facilitate a stock split.

We will generally support the authorization of additional common stock.

Blank Check Preferred Stock

Blank check preferred is stock with a fixed dividend and a preferential claim on company assets relative to common shares.  The terms of the stock (voting, dividend and conversion rights) are determined at the discretion of the Board when the stock is issued.  Although such an issue can in theory be used for financing purposes, often it has been used in connection with a takeover defense. Accordingly, we will generally evaluate the creation of blank check preferred stock.

Classified or “Staggered” Board

On a classified (or staggered) board, directors are divided into separate classes (usually three) with directors in each class elected to overlapping three-year terms.  Companies argue that such Boards offer continuity in direction which promotes long-term planning.  However, in some instances they may serve to deter unwanted takeovers since a potential buyer would have to wait at least two years to gain a majority of Board seats.

We will vote on a case-by-case basis on issues involving classified boards.

Supermajority Vote Requirements

Supermajority vote requirements in a company  charter or bylaws require a level of voting approval in excess of simple majority.  Generally, supermajority provisions require at least 2/3 affirmative vote for passage of issues.

We will vote on a case-by-case basis regarding issues involving supermajority voting.

Restrictions on Shareholders to Act by Written Consent

Written consent allows shareholders to initiate and carry out a shareholder action without waiting until the annual meeting or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage or outstanding shares that would be required to effect the proposed action at a shareholder meeting.

We will generally not object to proposals seeking to preserve the right of shareholders to act by written consent.

Restrictions on Shareholders to Call Meetings

We will generally not object to proposals seeking to preserve the right of the shareholders to call meetings.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increase costs of director  liability insurance, many states have passed laws limiting director liability for those acting in good faith.  Shareholders, however, often must opt into such statutes.  In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

We will generally support director liability and indemnification resolutions because it is important for companies to be able to attract the most qualified individuals to their Boards.

Reincorporation

Corporations are in general bound by the laws of the state in which they are incorporated.  Companies reincorporate for a variety of reasons including shifting incorporation to a state where the company has its most active operations or corporate headquarters, or shifting incorporation to take advantage of state corporate takeovers laws.

We typically will not object to reincorporation proposals.

Cumulative Voting

Cumulative voting allows shareholders to cumulate their votes behind one or a few directors running for the board  that is, cast more than one vote for a director thereby helping a minority of shareholders to win board representation.  Cumulative voting generally gives minority shareholders an opportunity to effect change in corporate affairs.

We typically will not object to proposals to adopt cumulative voting in the election of directors.

Dual Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareholders, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.

We will vote on a case-by-case basis dual classes of stock.  However, we will typically not object to dual classes of stock.

Limit Directors Tenure

In general, corporate directors may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds; however, continuity is important to corporate leadership and in some instances alternative means may be explored for injecting new ideas or members from diverse backgrounds into corporate boardrooms.

Accordingly, we will vote on a case-by-case basis regarding attempts to limit director tenure.

Minimum Director Stock Ownership

The director share ownership proposal requires that all corporate directors own a minimum number of shares in the corporation.  The purpose of this resolution is to encourage directors to have the same interest as other shareholders.

We normally will not object to resolutions that require corporate directors to own shares in the company.

Executive Compensation

Disclosure of CEO, Executive, Board and Management Compensation

On a case-by-case basis, we will support shareholder resolutions requesting companies to disclose the salaries of top management and the Board of Directors.

Compensation for CEO, Executive, Board and Management

We typically will not object to proposals regarding executive compensation if we believe the compensation clearly does not reflect the current and future circumstances of the company.

Formation and Independence of Compensation Review Committee

We normally will not object to shareholder resolutions requesting the formation of a committee of independent directors to review and examine executive compensation.

Stock Options for Board and Executives

We will generally review the overall impact of stock option plans that in total offer greater than 25% of shares outstanding because of voting and earnings dilution.

We will vote on a case-by-case basis option programs that allow the repricing of underwater options.

In most cases, we will oppose stock option plans that have option exercise prices below the marketplace on the day of the grant.

Generally, we will support options programs for outside directors subject to the same constraints previously described.

Employee Stock Ownership Plan (ESOPs)

We will generally not object to ESOPs created to promote active employee ownership.  However, we will generally oppose any ESOP whose purpose is to prevent a corporate takeover.

Changes to Charter or By-Laws

We will conduct a case-by-case review of the proposed changes with the voting decision resting on whether the proposed changes are in shareholder  best interests.

Confidential Voting

Typically, proxy voting differs from voting in political elections in that the company is made aware of shareholder votes as they are cast.  This enables management to contact dissenting shareholders in an attempt to get them to change their votes.

We generally will not object to confidential voting.

Equal Access to Proxy

Equal access proposals ask companies to give shareholders access to proxy materials to state their views on contested issues, including director nominations.  In some cases they would actually allow shareholders to nominate directors. Companies suggest that such proposals would make an increasingly complex process even more burdensome.

In general, we will not oppose resolutions for equal access proposals.

Golden Parachutes

Golden parachutes are severance payments to top executives who are terminated or demoted pursuant to a takeover.  Companies argue that such provisions are necessary to keep executives from “jumping ship” during potential takeover attempts.

We will not object to the right of shareholders to vote on golden parachutes because they go above and beyond ordinary compensation practices.  In evaluating a particular golden parachute, we will examine if considered material total management compensation, the employees covered by the plan, and the quality of management and all other factors deemed pertinent.

Mergers and Acquisitions

Mergers, Restructuring and Spin-offs

A merger, restructuring, or spin-off in some way affects a change in control of the company  assets.  In evaluating the merit of each issue, we will consider the terms of each proposal.  This will include an analysis of the potential long-term value of the investment.

On a case by case basis, we will review management proposals for merger or restructuring to determine the extent to which the transaction appears to offer fair value and other proxy voting policies stated are not violated.

Poison Pills

Poison pills (or shareholder rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor.  Typically, directors have enacted these plans without shareholder approval.  Most poison pill resolutions deal with putting poison pills up for a vote or repealing them altogether.

We typically will not object to most proposals to put rights plans up for a shareholder vote.  In general, poison pills will be reviewed for the additional value provided to shareholders, if any.

Anti-Greenmail Proposals

Greenmail is the payment a corporate raider receives in exchange for his/her shares.  This payment is usually at a premium to the market price, so while greenmail can ensure the continued independence of the company, it discriminates against other shareholders.

We generally will support anti-greenmail provisions.

Opt-Out of State Anti-takeover Law

A strategy for dealing with anti-takeover issues has been a shareholder resolution asking a company to opt-out of a particular state  anti-takeover laws.

We generally will not object to bylaws changes requiring a company to opt out of state anti-takeover laws. Resolutions requiring companies to opt into state anti-takeover statutes generally will be subject to further review for appropriateness.

Other Situations

In the event an issue is not addressed in the above guidelines, we will determine on a case-by-case basis any proposals that may arise from management or shareholders.  To the extent that a proposal from management does not infringe on shareholder rights, we will generally support management  position.  We may also elect to abstain or not vote on any given matter.

January 1, 2012

2012 U.S. Proxy Voting Concise Guidelines

December 20, 2011

Institutional Shareholder Services Inc.

2012 U.S. Proxy Voting Concise Guidelines

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’ 2012 proxy voting guidelines can be found at http://www.issgovernance.com/files/2012USSummaryGuidelines.pdf

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees

»»»»»

Board of Directors
Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:
1. Board Accountability
2. Board Responsiveness
3. Director Independence
4. Director Competence

1. Board Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

Problematic Takeover Defenses:

Classified Board Structure:

1.1.
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;

Director Performance Evaluation:

1.2.
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A dual-class capital structure; and/or

•	A non–shareholder- approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote WITHOLD or AGAINST every year until this feature is removed;

1.4.
The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov. 19, 2009); or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•
· The date of the pill’s adoption relative to the date of the next meeting of shareholders–  i.e.  whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	· The issuer’s rationale;

•	· The issuer’s governance structure and practices; and

•	· The issuer’s track record of accountability to shareholders.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12.	The company maintains significant problematic pay practices;

1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

1.18.	Failure to replace management as appropriate; or

1.19.
Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. Board Responsiveness

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;

2.2.	The board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;

2.3.	The board failed to act on takeover offers where the majority of shares are tendered;

2.4.
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or

2.5.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

2.6.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

3. Director Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

3.4.	Independent directors make up less than a majority of the directors.

4. Director Competence

Attendance at Board and Committee Meetings:

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

4.1.
The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting.

These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or WITHHOLD from the director.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

4.3.	Sit on more than six public company boards; or

4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own– withhold only at their outside boards.

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Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

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Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

•	Company-specific factors; and

•	Proposal-specific factors, including:

•	The ownership thresholds proposed in the resolution (i.e., percentage and duration);

•	The maximum proportion of directors that shareholders may nominate each year; and

•	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

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Shareholder Rights & Defenses

Exclusive Venue

Vote CASE-BY-CASE on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and

•	Whether the company has the following good governance features:

•	An annually elected board;

•	A majority vote standard in uncontested director elections; and

•	The absence of a poison pill, unless the pill was approved by shareholders.

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Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

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Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•
The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

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Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

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CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•
The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder

•	returns.

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3 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

•
In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

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Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

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Mergers and Acquisitions

Vote CASE –BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?  While the fairness opinion may provide an initial starting point for assessing valuation reasonableness,

•	emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•
Strategic rationale - Does the deal make sense strategically?  From where is the value derived?  Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management

•	should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm’s-length?  Was the process fair and equitable?  A fair process helps to ensure the best price for shareholders. Significant negotiation

•	“wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders?  As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction?  If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2. Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3. Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4. Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5. Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay – MSOP) if:

•	· There is a significant misalignment between CEO pay and company performance (pay for performance);

•	· The company maintains significant problematic pay practices;

•	· The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•
There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised  previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

•	A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

•	Magnitude of pay misalignment;

•	Contribution of non-performance-based equity grants to overall pay; and

•	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay- for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1. Peer Group4 Alignment:

•	The degree of alignment between the company’s TSR rank and the CEO’s total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);

•	The multiple of the CEO’s total pay relative to the peer group median.

2. Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years –  i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyze the following

4 The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company’s rank for both pay and TSR within the peer group (for one- and three-year periods) and the CEO’s pay relative to the median pay level in the peer group.

qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based equity awards;

•	The ratio of performance-based compensation to overall compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices ( e.g., biennial awards); and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

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Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

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Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•
Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•
In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•
The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits repricing;

•	A pay-for-performance misalignment is found;

•	The company’s three year burn rate exceeds the burn rate cap of its industry group;

•	The plan has a liberal change-of-control definition; or

•	The plan is a vehicle for problematic pay practices.

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Social/Environmental Issues

Overall Approach

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

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Political Spending & Lobbying Activities

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote AGAINST proposals to publish in newspapers and other media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Generally vote FOR proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities. However, the following will be considered:

•
The company’s current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.  Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying activities, including direct lobbying as well as grassroots lobbying activities, considering:

•	The company’s current disclosure of relevant policies and oversight mechanisms;

•	Recent significant controversies, fines, or litigation related to the company’s public policy activities; and

•	The impact that the policy issues may have on the company’s business operations.

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Hydraulic Fracturing

Generally vote FOR proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

•	The company’s current level of disclosure of relevant policies and oversight mechanisms;

•	The company’s current level of such disclosure relative to its industry peers;

•	Potential relevant local, state, or national regulatory developments; and

•	Controversies, fines, or litigation related to the company’s hydraulic fracturing operations.

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Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Part C. Other Information.

Item 28. Exhibits

 (a)           (1)           (i) Articles of Incorporation.(1)

(ii) Trust Instrument for Midas [          ] dated [ ], 2012, to be filed by subsequent amendment.

(b)           (1)           (i) Amended Bylaws.(2)

(ii) Bylaws for Midas [          ] dated [ ], 2012, to be filed by subsequent amendment.

(c)           (1)           (i) See Articles V.3-V.4 of Registrant’s Articles of Incorporation.  See Article II, “Stockholders,” of Registrant’s Bylaws.

(ii) See Article VI, “Shareholders’ Voting Powers and Meetings” of Registrant’s Trust Instrument.  See Article II, “Shareholders” of Registrant’s Bylaws.

(2)	(i) Amended Bylaws.(2)

(ii) Bylaws for Midas [ ] dated [ ], 2012, to be filed by subsequent amendment.

 (d)           (1)           (i) Form of Investment Management Agreement.(3)

(ii) Investment Management Agreement between Midas [          ] and Midas Management Corporation on behalf of each of the Funds in the Trust, to be filed by subsequent amendment.

(e)           (1)           (i) Distribution Agreement.(9)

(ii) Distribution Agreement between Midas [          ] and Midas Securities Group, Inc., to be filed by subsequent amendment.

(f)	Not applicable.

(g)           (1)           Form of Custody Agreement with State Street Bank and Trust Company.(4)

(2)	Supplement to Custody Agreement.(5)

(3)	Precious Metals Depository Agreement.(10)

(h)           (1)           Form of Master Repurchase Agreement with State Street Bank and Trust Company.(8)

(h)           (2)           (i) Mutual Fund Services Agreement.(14)

(ii) Mutual Fund Services Agreement between Winmill Family of Funds and Midas Securities Group, Inc., to be filed by subsequent amendment.

(4)	(i) Lending Agreement.(14)

(ii) First Amendment to Lending Agreement, to be filed by subsequent amendment.

(iii) Committed Facility Agreement.(14)

(iv) First Amendment to Committed Facility Agreement, to be filed by subsequent amendment.

(v) Special Custody and Pledge Agreement.(14)

(vi) First Amendment to Special Custody and Pledge Agreement, to be filed by subsequent amendment.

(5)	Form of Segregated Account Procedural and Safekeeping Agreement.(7)

(6)	(i) Form of Securities Lending Authorization Agreement.(10)

(ii) Form of First Amendment to Securities Lending Authorization Agreement.(12)

(iii) Form of Second Amendment to Securities Lending Authorization Agreement.(12)

(iv) Form of Third Amendment to Securities Lending Authorization Agreement.(13)

(7)	(i) Form of Securities Lending and Services Agreement.(12)

(ii) Form of First Amendment to Securities Lending and Services Agreement.(12)

(i)	Opinion and Consent of Counsel as to Legality of Securities Being Registered, to be filed by subsequent amendment.

(j)	Accountant’s Consent, to be filed by subsequent amendment.

(k)	Not applicable.

(l)	Agreement for providing initial capital.(3)

(m)           (1)           (i) Plan of Distribution.(3)

(ii) Plan of Distribution between Midas [          ] and Midas Securities Group, Inc., to be filed by subsequent amendment.

(n)	Not applicable.

(o)	Reserved.

(p)	Code of Ethics.(11)

(1)	Incorporated herein by reference to the corresponding exhibit to Post-Effective Amendment No. 27 to the registration statement of the Registrant, SEC file number 2-98229, filed on April 28, 2000.

(2)	Incorporated herein by reference to the corresponding exhibit to the Annual Report of the Registrant, SEC file number 2-98229, filed on March 2, 1998.

(3)	Incorporated herein by reference to the corresponding exhibit to Post-Effective Amendment No. 26 to the registration statement of the Registrant, SEC file number 2-98229, filed on March 1, 2000.

(4)	Incorporated herein by reference to the corresponding exhibit to Post-Effective Amendment No. 29 to the registration statement of the Registrant, SEC file number 2-98229, filed on April 22, 2002.

(5)	Incorporated herein by reference to the corresponding exhibits to Post-Effective Amendment No. 28 to the registration statement of the Registrant, SEC file number 33-2847, filed on May 1, 2001.

(6)	Incorporated herein by reference to the corresponding exhibit to Post-Effective Amendment No. 31 to the registration statement of the Registrant, SEC file number 2-98229, filed on April 29, 2004.

(7)	Incorporated herein by reference to the corresponding exhibit to Post-Effective Amendment No. 21 to the registration statement of the Registrant, SEC file number 2-98229, filed on March 31, 1998.

(8)	Incorporated herein by reference to the corresponding exhibit to Post-Effective Amendment No. 30 to the registration statement of the Registrant, SEC file number 2-98229, filed on May 1, 2003.

(9)	Incorporated herein by reference to the corresponding exhibit to Post-Effective Amendment No. 33 to the registration statement of the Registrant, SEC file number 2-98229, filed on April 29, 2005.

(10)	Incorporated herein by reference to the corresponding exhibit to Post-Effective Amendment No. 37 to the registration statement of the Registrant, SEC file number 2-98229, filed on April 29, 2008.

(11)	Incorporated herein by reference to the corresponding exhibit to Post-Effective Amendment No. 39 to the registration statement of the Registrant, SEC file number 2-98229, filed on December 15, 2008.

(12)	Incorporated herein by reference to the corresponding exhibit to Post-Effective Amendment No. 40 to the registration statement of the Registrant, SEC file number 2-98229, filed on April 29, 2009.

(13)	Incorporated herein by reference to the corresponding exhibit to Post-Effective Amendment No. 42 to the registration statement of the Registrant, SEC file number 2-98229, filed on April 30, 2010.

(14)	Incorporated herein by reference to the corresponding exhibit to the Post-Effective Amendment No. 48 to the registration statement of the Registrant, SEC file number 2-98229, filed on April 30, 2012.

Item 29. Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 30. Indemnification

To be updated.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and other Connections of the Investment Adviser

The Investment Manager is a wholly-owned subsidiary of Winmill & Co. Incorporated (“Winco”). Winco is also the parent of CEF Advisers, Inc. (“CEF”), a registered investment adviser and Midas Securities, the Fund’s distributor and a registered broker/dealer. The principal business of the Investment Manager and CEF since their founding has been to serve as investment managers to registered investment companies. The trustees and officers of Winco and its subsidiaries are also trustees and officers of the investment companies managed by the Investment Manager and CEF. The Investment Manager serves as investment manager of Midas Perpetual Portfolio, Inc., Midas Fund, Inc. and Midas Magic, Inc. CEF serves as investment manager to Foxby Corp.

Bexil Corporation, an affiliate of Winco, is the parent of Bexil Advisers LLC (“Bexil Advisers”), a registered investment adviser, and Bexil Securities LLC (“Bexil Securities”), a registered broker/dealer.  The principal business of Bexil Advisers since its founding has been to serve as investment manager to registered investment companies.  The principal businesses of Bexil Securities since its founding have been in trading for its own account and mutual fund underwriting.  The trustees and officers of Winco and its subsidiaries are also trustees and officers of Bexil Corporation, Bexil Securities, Bexil Advisers, and the investment company managed by Bexil Advisers.  Bexil Advisers serves as investment manager to Dividend and Income Fund.

In addition, Thomas B. Winmill, Esq. is (i) Trustee, Chief Executive Officer, President, and Chief Legal Officer to the Funds; (ii) President of the Investment Manager, Midas Securities Group, Inc. (the Fund’s distributor and a registered broker-dealer) and their affiliates; (iii) President and a director of Bexil Corporation, 11 Hanover Square, New York, NY 10005; and (iv) General Counsel of Tuxis Corporation, 11 Hanover Square, New York, NY 10005.

Item 32. Principal Underwriters

a)	Midas Securities, Inc. serves as principal underwriter of the Registrant.

b)
Midas Securities Group, Inc. serves as the Registrant’s principal underwriter. The directors and officers of Midas Securities, Inc., their principal business addresses, their positions and offices with Midas Securities Group, Inc. and their positions and offices with the Registrant (if any) are set forth below.

Name and Principal Business Address	Position and Offices with Midas Securities Group, Inc.	Position and Offices with Registrant

Thomas B. Winmill 11 Hanover Square New York, NY 10005	Director, Chairman, President, Chief Executive Officer, General Counsel, Chief Legal Officer, Control Person	Trustee, Chairman, President, and Chief Executive Officer

Mark C. Winmill 11 Hanover Square New York, NY 10005	Control Person	Chief Investment Strategist

Thomas O’Malley 11 Hanover Square New York, NY 10005	Director, Vice President, Treasurer, Chief Accounting Officer, and Chief Financial Officer	Vice President, Treasurer, Chief Accounting Officer, Chief Financial Officer

John F. Ramírez, Esq. 11 Hanover Square New York, NY 10005	Vice President, Chief Compliance Officer, Associate General Counsel, and Secretary	Vice President, Chief Compliance Officer, Chief Legal Officer, General Counsel, and Secretary

The Registrant has no principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person.

Item 33. Location of Accounts and Records

The minute books of the Registrant and copies of its filings with the Commission are located at 11 Hanover Square, New York, NY 10005 (the offices of the Registrant and its Investment Manager). All other records required by Section 31(a) of the Investment Company Act of 1940 are located at State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105 (the offices of the Registrant’s custodian), HSBC Bank USA, N.A., 452 Fifth Avenue, New York, NY 10018, (the offices of the Registrant’s bullion custodian), and Huntington Asset Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208 (the offices of the Registrant’s Transfer, Dividend Disbursing and Investment Accounting Services Agent).

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City, County and State of New York on the 27th day of July, 2012.

MIDAS FUND, INC.

/s/ Thomas B. Winmill
By: Thomas B. Winmill
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Chairman, Director, President,
/s/ Thomas B. Winmill	Chief Executive Officer, and Chief Legal Officer	July 27, 2012
Thomas B. Winmill

/s/ Thomas O’Malley	Treasurer, Chief Accounting Officer, Chief Financial Officer	July 27, 2012
Thomas O’Malley

/s/ Bruce B. Huber*	Director	July 27, 2012
Bruce B. Huber

/s/ James E. Hunt*	Director	July 27, 2012
James E. Hunt

/s/ Peter K. Werner*	Director	July 27, 2012
Peter K. Werner

*Signed by John F. Ramirez, Attorney-in-Fact,
pursuant to Powers of Attorney filed herewith.

DURABLE POWER OF ATTORNEY

THIS is intended to constitute a DURABLE POWER OF ATTORNEY pursuant to Article 5, Title 15 of the New York Obligations Law:

I, Peter K. Werner, do hereby appoint each of Thomas B. Winmill, John F. Ramirez, and Jacob Bukhsbaum, my attorneys-in-fact TO ACT SEPARATELY IN MY NAME, PLACE AND STEAD in any way which I myself could do, if I were personally present, with respect to the following matters:

1.
execute for and on behalf of the undersigned, in the undersigned’s capacity as an individual, officer, director and/or trustee of Dividend and Income Fund, Foxby Corp., Global Income Fund, Inc., Midas Fund, Inc., Midas Perpetual Portfolio, Inc., Midas Special Fund, Inc. and any future company or other entity (“Companies”), Forms 3, 4, 5, Form 144, registration statements, proxy statements, forms and schedules, and all other documents in accordance with all rules under the Securities Exchange Act of 1934, Securities Act of 1933, Investment Company Act of 1940, Investment Advisers Act of 1940 and all other applicable law (the “Documents”);

2.
do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such Documents and file same with the United States Securities and Exchange Commission and any stock exchange, clearing firm, registrar or transfer agent, as appropriate, or similar authority, and

3.
take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Durable Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact’s discretion.

The undersigned hereby grants to each such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming such attorney-in-fact, or such attorney-in-fact’s substitute or substitute’s, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted.  The undersigned hereby acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming, nor are the Companies assuming, any of the undersigned responsibilities to comply with the rules of the Securities Exchange Act of 1934, the Securities Act of 1933, Investment Company Act of 1940 or any other applicable law.

This Durable Power of Attorney shall not be affected by my subsequent disability or incompetence.

To induce any third party to act hereunder, I hereby agree that any third party receiving a duly executed copy or facsimile of this instrument may act hereunder, and that revocation or termination hereof shall be ineffective as to such third party unless and until actual notice or knowledge of such revocation or termination shall have been received by such third party, and I for myself and my heirs, executors, legal representatives and assigns, hereby agree to indemnify and hold harmless any such third party from and against any and all claims that may arise against such third party by reason of such third party having relied on the provisions of this instrument.

This Durable Power of Attorney may be revoked by me at any time.

IN WITNESS WHEREOF, I have hereunto signed my name this 8th of March, 2011.

/s/Peter K. Werner
Peter K. Werner

STATE OF NEW YORK	)
) ss
COUNTY OF NEW YORK	)

On March 8th, 2011 before me personally came Peter K. Werner, the individual  described in, and who executed the foregoing instrument, and he acknowledged to me that he executed the same.

Sworn to before me this
8th day of March, 2011.

/s/David Chen
Notary Public

DURABLE POWER OF ATTORNEY

THIS is intended to constitute a DURABLE POWER OF ATTORNEY pursuant to Article 5, Title 15 of the New York Obligations Law:

I, James E. Hunt, do hereby appoint each of Thomas B. Winmill, John F. Ramirez, and Jacob Bukhsbaum, my attorneys-in-fact TO ACT SEPARATELY IN MY NAME, PLACE AND STEAD in any way which I myself could do, if I were personally present, with respect to the following matters:

1.
execute for and on behalf of the undersigned, in the undersigned’s capacity as an individual, officer, director and/or trustee of Dividend and Income Fund, Foxby Corp., Global Income Fund, Inc., Midas Fund, Inc., Midas Perpetual Portfolio, Inc., Midas Special Fund, Inc. and any future company or other entity (“Companies”), Forms 3, 4, 5, Form 144, registration statements, proxy statements, forms and schedules, and all other documents in accordance with all rules under the Securities Exchange Act of 1934, Securities Act of 1933, Investment Company Act of 1940, Investment Advisers Act of 1940 and all other applicable law (the “Documents”);

2.
do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such Documents and file same with the United States Securities and Exchange Commission and any stock exchange, clearing firm, registrar or transfer agent, as appropriate, or similar authority, and

3.
take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Durable Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact’s discretion.

The undersigned hereby grants to each such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming such attorney-in-fact, or such attorney-in-fact’s substitute or substitute’s, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted.  The undersigned hereby acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming, nor are the Companies assuming, any of the undersigned responsibilities to comply with the rules of the Securities Exchange Act of 1934, the Securities Act of 1933, Investment Company Act of 1940 or any other applicable law.

This Durable Power of Attorney shall not be affected by my subsequent disability or incompetence.

To induce any third party to act hereunder, I hereby agree that any third party receiving a duly executed copy or facsimile of this instrument may act hereunder, and that revocation or termination hereof shall be ineffective as to such third party unless and until actual notice or knowledge of such revocation or termination shall have been received by such third party, and I for myself and my heirs, executors, legal representatives and assigns, hereby agree to indemnify and hold harmless any such third party from and against any and all claims that may arise against such third party by reason of such third party having relied on the provisions of this instrument.

This Durable Power of Attorney may be revoked by me at any time.

IN WITNESS WHEREOF, I have hereunto signed my name this 8th of March, 2011.

/s/James E. Hunt
James E. Hunt

STATE OF NEW YORK	)
) ss
COUNTY OF NEW YORK	)

On March 8th, 2011 before me personally came James E. Hunt, the individual  described in, and who executed the foregoing instrument, and he acknowledged to me that he executed the same.

Sworn to before me this
8th day of March, 2011.

/s/David Chen
Notary Public

DURABLE POWER OF ATTORNEY

THIS is intended to constitute a DURABLE POWER OF ATTORNEY pursuant to Article 5, Title 15 of the New York Obligations Law:

I, Bruce B. Huber, do hereby appoint each of Thomas B. Winmill, John F. Ramirez, and Jacob Bukhsbaum, my attorneys-in-fact TO ACT SEPARATELY IN MY NAME, PLACE AND STEAD in any way which I myself could do, if I were personally present, with respect to the following matters:

1.
execute for and on behalf of the undersigned, in the undersigned’s capacity as an individual, officer, director and/or trustee of Dividend and Income Fund, Foxby Corp., Global Income Fund, Inc., Midas Fund, Inc., Midas Perpetual Portfolio, Inc., Midas Special Fund, Inc. and any future company or other entity (“Companies”), Forms 3, 4, 5, Form 144, registration statements, proxy statements, forms and schedules, and all other documents in accordance with all rules under the Securities Exchange Act of 1934, Securities Act of 1933, Investment Company Act of 1940, Investment Advisers Act of 1940 and all other applicable law (the “Documents”);

2.
do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such Documents and file same with the United States Securities and Exchange Commission and any stock exchange, clearing firm, registrar or transfer agent, as appropriate, or similar authority, and

3.
take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Durable Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact’s discretion.

The undersigned hereby grants to each such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming such attorney-in-fact, or such attorney-in-fact’s substitute or substitute’s, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted.  The undersigned hereby acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming, nor are the Companies assuming, any of the undersigned responsibilities to comply with the rules of the Securities Exchange Act of 1934, the Securities Act of 1933, Investment Company Act of 1940 or any other applicable law.

This Durable Power of Attorney shall not be affected by my subsequent disability or incompetence.

To induce any third party to act hereunder, I hereby agree that any third party receiving a duly executed copy or facsimile of this instrument may act hereunder, and that revocation or termination hereof shall be ineffective as to such third party unless and until actual notice or knowledge of such revocation or termination shall have been received by such third party, and I for myself and my heirs, executors, legal representatives and assigns, hereby agree to indemnify and hold harmless any such third party from and against any and all claims that may arise against such third party by reason of such third party having relied on the provisions of this instrument.

This Durable Power of Attorney may be revoked by me at any time.

IN WITNESS WHEREOF, I have hereunto signed my name this 8th of March, 2011.

/s/Bruce B. Huber
Bruce B. Huber

STATE OF NEW YORK	)
) ss
COUNTY OF NEW YORK	)

On March 8th, 2011  before me personally came Bruce B. Huber, the individual  described in, and who executed the foregoing instrument, and he acknowledged to me that he executed the same.

Sworn to before me this
8th day of March, 2011.

/s/David Chen
Notary Public

EXHIBIT INDEX

Exhibit